     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2007


                                          REGISTRATION NO. 33-45379 AND 811-6546
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.            [ ]
                        POST-EFFECTIVE AMENDMENT NO. 29          [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 29                 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)

                      1700 MERRILL LYNCH DRIVE, 3RD FLOOR

                          PENNINGTON, NEW JERSEY 08534
                                 (609) 274-6900
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                      1700 MERRILL LYNCH DRIVE, 3RD FLOOR

                          PENNINGTON, NEW JERSEY 08534

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                             MARY E. THORNTON, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415

                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485

            (date)

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on  _________________ pursuant to paragraph (a)(1) of Rule 485
            (date)

    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-13.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2007


      Merrill Lynch Life Variable Annuity Separate Account A ("Account A")
                                      and
      Merrill Lynch Life Variable Annuity Separate Account B ("Account B")

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as
   MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE
                                  "CONTRACT")
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222

                           4802 Deer Lake Drive East,

                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:


- AIM VARIABLE INSURANCE FUNDS


    - AIM V.I. Capital Appreciation Fund


    - AIM V.I. Core Equity Fund


- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


    - AllianceBernstein VPS Global Technology Portfolio


    - AllianceBernstein VPS Large Cap Growth Portfolio


- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


    - VP International Fund


    - VP Ultra(R) Fund


- BLACKROCK VARIABLE SERIES FUNDS, INC.


    - BlackRock Basic Value V.I. Fund


    - BlackRock Bond V.I. Fund


    - BlackRock Fundamental Growth V.I. Fund


    - BlackRock Global Allocation V.I. Fund


    - BlackRock Global Growth V.I. Fund


    - BlackRock Government Income V.I. Fund


    - BlackRock High Income V.I. Fund


    - BlackRock International Value V.I. Fund


    - BlackRock Large Cap Core V.I. Fund


    - BlackRock Large Cap Growth V.I. Fund


    - BlackRock Large Cap Value V.I. Fund


    - BlackRock Money Market V.I. Fund*


    - BlackRock S&P 500 Index V.I. Fund


    - BlackRock Value Opportunities V.I. Fund


- DAVIS VARIABLE ACCOUNT FUND, INC.


    - Davis Value Portfolio


- FEDERATED INSURANCE SERIES


    - Federated Capital Appreciation Fund II


    - Federated Kaufmann Fund II


- MFS(R) VARIABLE INSURANCE TRUST(SM)


    - MFS(R) Emerging Growth Series


- MLIG VARIABLE INSURANCE TRUST

    - Roszel/Allianz CCM Capital Appreciation Portfolio
    - Roszel/Allianz NFJ Small Cap Value Portfolio
    - Roszel/Delaware Trend Portfolio
    - Roszel/JPMorgan Small Cap Growth Portfolio
    - Roszel/Lord Abbett Affiliated Portfolio
    - Roszel/Lord Abbett Mid Cap Value Portfolio
    - Roszel/Seligman Mid Cap Growth Portfolio

- PIMCO VARIABLE INSURANCE TRUST

    - Total Return Portfolio
- PREMIER VIT
    - OpCap Renaissance Portfolio
- VAN KAMPEN LIFE INVESTMENT TRUST
    - Comstock Portfolio

* Available both through Account A and Account B.


The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.


We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

Although this Prospectus was primarily designed for potential purchasers of the Contract, you are receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the Contract may vary over time, may vary depending on your state, and generally, you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, and/or note Contract variations referenced throughout this Prospectus. Currently, this Contract is not available for purchase.

                          WHAT DOES THIS ANNUITY COST?


We may impose a number of charges, including a deferred sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.


    ************************************************************************


This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. There is no charge to obtain it. The table of contents for this Statement of Additional Information appears at the end of this Prospectus.

The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


CURRENT PROSPECTUSES FOR THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., BLACKROCK VARIABLE SERIES FUNDS, INC., THE DAVIS VARIABLE ACCOUNT FUND, INC., THE FEDERATED INSURANCE SERIES, THE MFS(R) VARIABLE INSURANCE TRUST(SM), THE MLIG VARIABLE INSURANCE TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PREMIER VIT, AND THE VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
DEFINITIONS.................................................    6
CAPSULE SUMMARY OF THE CONTRACT.............................    7
  Premiums..................................................    7
  The Accounts..............................................    7
  The Funds Available For Investment........................    8
  Fees and Charges..........................................    8
     Mortality & Expense Risk Charge........................    8
     Sales Charge...........................................    8
     Administration Charge..................................    9
     Contract Maintenance Charge............................    9
     Estate Enhancer Charge.................................    9
     Guaranteed Minimum Income Benefit Fee..................    9
     Premium Taxes..........................................    9
     Fund Expenses..........................................    9
  Transfers.................................................    9
     Transfers Among Account A Subaccounts..................    9
     Transfers From Account A to Account B..................   10
  Withdrawals...............................................   10
  Death Benefit.............................................   10
  Annuity Payments..........................................   11
  Guaranteed Minimum Income Benefit.........................   11
  Right to Review...........................................   11
  Replacement of Contracts..................................   11
FEE TABLE...................................................   12
YIELDS AND TOTAL RETURNS....................................   14
MERRILL LYNCH LIFE INSURANCE COMPANY........................   15
THE ACCOUNTS................................................   15
  Segregation of Account Assets.............................   15
  Number of Subaccounts; Subaccount Investments.............   15
INVESTMENTS OF THE ACCOUNTS.................................   16
  General Information and Investment Risks..................   16
THE FUNDS...................................................   16
  AIM Variable Insurance Funds..............................   16
     AIM V.I. Capital Appreciation Fund.....................   16
     AIM V.I. Core Equity Fund..............................   16
  AllianceBernstein Variable Products Series Fund, Inc. ....   17
     AllianceBernstein VPS Global Technology Portfolio......   17
     AllianceBernstein VPS Large Cap Growth Portfolio.......   17
  American Century Variable Portfolios, Inc. ...............   17
     VP International Fund..................................   17
     VP Ultra(R) Fund.......................................   17
  BlackRock Variable Series Funds, Inc......................   17
     BlackRock Balanced Capital V.I. Fund...................   17
     BlackRock Basic Value V.I. Fund........................   17
     BlackRock Bond V.I. Fund...............................   18
     BlackRock Fundamental Growth V.I. Fund.................   18
     BlackRock Global Allocation V.I. Fund..................   18
     BlackRock Global Growth V.I. Fund......................   18
     BlackRock Government Income V.I. Fund..................   18
     BlackRock High Income V.I. Fund........................   18
     BlackRock International Value V.I. Fund................   18
     BlackRock Large Cap Core V.I. Fund.....................   18
     BlackRock Large Cap Growth V.I. Fund...................   18
     BlackRock Large Cap Value V.I. Fund....................   19
     BlackRock Money Market V.I. Fund.......................   19

                                                              Page
                                                              ----
     BlackRock S&P 500 Index V.I. Fund......................   19
     BlackRock Utilities and Telecommunications V.I. Fund...   19
     BlackRock Value Opportunities V.I. Fund................   19
  Davis Variable Account Fund, Inc. ........................   19
     Davis Value Portfolio..................................   19
  Federated Insurance Series................................   20
     Federated Capital Appreciation Fund II.................   20
     Federated Kaufmann Fund II.............................   20
  MFS(R) Variable Insurance Trust(SM).......................   20
     MFS Emerging Growth Series.............................   20
  MLIG Variable Insurance Trust.............................   20
     Roszel/Allianz CCM Capital Appreciation Portfolio......   20
     Roszel/Allianz NFJ Small-Cap Value Portfolio...........   20
     Roszel/Delaware Trend Portfolio........................   20
     Roszel/JPMorgan Small Cap Growth Portfolio.............   20
     Roszel/Lord Abbett Affiliated Portfolio................   20
     Roszel/Lord Abbett Mid Cap Value Portfolio.............   20
     Roszel/Seligman Mid Cap Growth Portfolio...............   21
  PIMCO Variable Insurance Trust............................   21
     PIMCO Total Return Portfolio...........................   21
  Premier VIT...............................................   21
     OpCap Renaissance Portfolio............................   21
  Van Kampen Life Investment Trust..........................   21
     Comstock Portfolio.....................................   21
  Certain Payments We Receive With Regard to the Funds......   21
  Selection of Underlying Funds.............................   22
  Purchases and Redemptions of Fund Shares; Reinvestment....   23
  Material Conflicts, Substitution of Investments and
     Changes to Accounts....................................   23
CHARGES AND DEDUCTIONS......................................   23
  Mortality and Expense Risk Charge.........................   23
  Sales Charge..............................................   24
     When Imposed...........................................   24
     Amount of Charge.......................................   24
     How the Sales Charge Works.............................   25
     How Deducted...........................................   25
     Pro Rata Deductions....................................   25
  Administration Charge.....................................   25
  Contract Maintenance Charge...............................   25
  Estate Enhancer Charge....................................   26
  GMIB Fee..................................................   26
  Other Charges.............................................   26
     Transfer Charges.......................................   26
     Tax Charges............................................   26
     Fund Expenses..........................................   26
     Retirement Plus Advisor Fees...........................   26
  Premium Taxes.............................................   26
FEATURES AND BENEFITS OF THE CONTRACT.......................   27
  Ownership of The Contract.................................   27
  Issuing the Contract......................................   27
     Issue Age..............................................   27
     Information We Need To Issue The Contract..............   28
     Right to Review........................................   28
  Premiums..................................................   28
     Minimum and Maximum Premiums...........................   28
     How to Make Payments...................................   28
     Premium Investments....................................   28
  Accumulation Units........................................   29

                                                              Page
                                                              ----
     How Are My Contract Transactions Priced?...............   29
     How Do We Determine The Number of Units?...............   30
  Death of Annuitant Prior to Annuity Date..................   30
  Transfers.................................................   30
     Transfers Within Account A.............................   30
     Disruptive Trading.....................................   31
  Dollar Cost Averaging.....................................   32
     What Is It?............................................   32
     Minimum Amounts........................................   33
     When Do We Make DCA Transfers?.........................   33
  Merrill Lynch Retirement Plus Advisor(SM).................   33
     Fees and Charges for RPA...............................   33
  Transfers From Account A to Account B.....................   33
  Withdrawals and Surrenders................................   34
     When and How Withdrawals are Made......................   34
     Lump Sum Withdrawals...................................   34
     Systematic Withdrawals from Account A..................   35
     Automatic Withdrawals from Account B...................   35
     Minimum Amounts........................................   35
     Surrenders.............................................   35
  Payments to Contract Owners...............................   36
  Contract Changes..........................................   36
  Death Benefit.............................................   36
     General................................................   36
  Calculation of the Maximum Anniversary Value Death
     Benefit................................................   37
  Estate Enhancer Benefit...................................   38
  Spousal Continuation......................................   39
  Annuity Payments..........................................   39
  Misstatement of Age or Sex................................   40
  Gender-Based Annuity Purchase Rates.......................   40
  Evidence of Survival......................................   40
  Annuity Options...........................................   40
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................   41
     Payments of a Fixed Amount.............................   41
     Payments for a Fixed Period............................   41
     Life Annuity...........................................   41
     Life Annuity With Payments Guaranteed for 5, 10, 15 or
      20 Years..............................................   41
     Life Annuity With Guaranteed Return of Contract
      Value.................................................   41
     Joint and Survivor Life Annuity........................   42
     Joint and Survivor Life Annuity With Payments
      Guaranteed for 5, 10, 15, or 20 Years.................   42
     Individual Retirement Account Annuity..................   42
  Guaranteed Minimum Income Benefit.........................   42
     General................................................   42
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................   43
     Electing to Receive Income Payments....................   44
     Change of Annuitant....................................   44
     GMIB Fee...............................................   44
     Termination of the GMIB Rider..........................   45
FEDERAL INCOME TAXES........................................   45
  Federal Income Taxes......................................   45
  Tax Status of the Contract................................   45
     Diversification Requirements...........................   45
     Owner Control..........................................   45
     Required Distributions.................................   45
  Taxation of Annuities.....................................   46
     In General.............................................   46
     Withdrawals and Surrenders.............................   46

                                                              Page
                                                              ----
     Annuity Payments.......................................   46
     Taxation of Death Benefit Proceeds.....................   46
  Penalty Tax on Some Withdrawals...........................   47
  Transfers, Assignments, Annuity Dates, or Exchanges of a
     Contract...............................................   47
  Withholding...............................................   47
  Multiple Contracts........................................   47
  Federal Estate Taxes......................................   47
  Generation-Skipping Transfer Tax..........................   47
  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................   48
  Optional Benefit Riders...................................   48
  Possible Changes In Taxation..............................   48
  Possible Charge For Our Taxes.............................   48
  Foreign Tax Credits.......................................   48
  Taxation of Qualified Contracts...........................   48
  Individual Retirement Programs............................   48
     Traditional IRAs.......................................   48
     Roth IRAs..............................................   49
     Other Tax Issues For IRAs and Roth IRAs................   49
  Tax Sheltered Annuities...................................   49
OTHER INFORMATION...........................................   50
  Notices and Elections.....................................   50
  Voting Rights.............................................   50
  Reports to Contract Owners................................   51
  Selling the Contract......................................   51
  State Regulation..........................................   52
  Legal Proceedings.........................................   52
  Experts...................................................   52
  Legal Matters.............................................   52
  Registration Statements...................................   52
ACCUMULATION UNIT VALUES....................................   53
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   62
APPENDIX A -- Example of Calculation of Maximum Anniversary
              Death Benefit.................................  A-1
APPENDIX B -- Example of Calculation of 5% Rising Floor with
              7th Anniversary Step-Up for Contract Form
              ML-VA-002.....................................  B-1
APPENDIX C -- Calculation of the 5% Rising Floor with 7th
              Year Anniversary Step-Up for Contract Form
              ML-VA-001 (except Contracts issued in
              Washington)...................................  C-1
APPENDIX D -- Calculation of the 5% Rising Floor (for
              Contracts issued in the state of Washington on
              Contract Forms ML-VA-001 and ML-VA-002).......  D-1
APPENDIX E -- Example of Maximum Anniversary Value Death
              Benefit.......................................  E-1
APPENDIX F -- Example of the Estate Enhancer Benefit........  F-1
APPENDIX G -- Example of Guaranteed Minimum Income
              Benefit.......................................  G-1

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.


annuity date: The date on which annuity payments begin. The annuity date must occur by the older annuitant's 90th birthday.


beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.


Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 of the Internal Revenue Code ("IRC").


monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement as described in the IRC.


qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408(b) of the IRC.



Roth Individual Retirement Account or Annuity ("Roth IRA Account"): A retirement arrangement meeting the requirements of Section 408A of the IRC.


tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Service Center.


The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.


A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, SUCH AS IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract or tax sheltered annuity contract and $2,000 for an IRA Contract. Subsequent premiums generally must each be $100 or more. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.

THE ACCOUNTS


As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the BlackRock Money Market V.I. Subaccount. After the 14 days, we will put the money into the Account A subaccounts you've selected. In Pennsylvania, we won't wait 14 days. Instead, we will invest your premium immediately in the subaccounts you've selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among 18 of 35 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT


- AIM VARIABLE INSURANCE FUNDS


     - AIM V.I. Capital Appreciation Fund


     - AIM V.I. Core Equity Fund


- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


     - AllianceBernstein VPS Global Technology Portfolio


     - AllianceBernstein VPS Large Cap Growth


        Portfolio


- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


     - VP International Fund


     - VP Ultra(R) Fund


- BLACKROCK VARIABLE SERIES FUNDS, INC.


     - BlackRock Basic Value V.I. Fund


     - BlackRock Bond V.I. Fund


     - BlackRock Fundamental Growth V.I. Fund


     - BlackRock Global Allocation V.I. Fund


     - BlackRock Global Growth V.I. Fund


     - BlackRock Government Income V.I. Fund


     - BlackRock High Income V.I. Fund


     - BlackRock International Value V.I. Fund


     - BlackRock Large Cap Core V.I. Fund


     - BlackRock Large Cap Growth V.I. Fund


     - BlackRock Large Cap Value V.I. Fund


     - BlackRock Money Market V.I. Fund*


     - BlackRock S&P Index V.I. Fund


     - BlackRock Value Opportunities V.I. Fund


- DAVIS VARIABLE ACCOUNT FUND, INC.


     - Davis Value Portfolio


- FEDERATED INSURANCE SERIES


     - Federated Capital Appreciation Fund II


     - Federated Kaufmann Fund II


- MFS(R) VARIABLE INSURANCE TRUST(SM)


     - MFS(R) Emerging Growth Series


- MLIG VARIABLE INSURANCE TRUST


     - Roszel/Allianz CCM Capital Appreciation Portfolio

     - Roszel/Allianz NFJ Small Cap Value Portfolio
     - Roszel/Delaware Trend Portfolio
     - Roszel/JPMorgan Small Cap Growth Portfolio
     - Roszel/Lord Abbett Affiliated Portfolio
     - Roszel/Lord Abbett Mid Cap Value Portfolio

     - Roszel/Seligman Mid Cap Growth Portfolio


- PIMCO VARIABLE INSURANCE TRUST

     - Total Return Portfolio
- PREMIER VIT
     - OpCap Renaissance Portfolio
- VAN KAMPEN LIFE INVESTMENT TRUST
     - Comstock Portfolio


*  Available both through Account A and Account B.



We have closed the subaccounts investing in the BlackRock Balanced Capital V.I. Fund and the BlackRock Utilities and Telecommunications V.I. Fund of the BlackRock Variable Series Funds, Inc. to allocations of new premium payments and incoming transfers of contract value.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the prospectuses for the Funds.

FEES AND CHARGES

       MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

       SALES CHARGE


We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B. The sales charge applies to each subsequent premium payment, as well as the initial premium payment.

       ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

       CONTRACT MAINTENANCE CHARGE

We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.

       ESTATE ENHANCER CHARGE

If you elect the Estate Enhancer benefit, we impose an annual charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. This charge ends on the annuity date.

       GUARANTEED MINIMUM INCOME BENEFIT FEE ("GMIB FEE")

On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your Account A value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under "Guaranteed Minimum Income Benefit." We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.

       PREMIUM TAXES


On the annuity date we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4%.


       FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS

       TRANSFERS AMONG ACCOUNT A SUBACCOUNTS


Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the BlackRock Balanced Capital V.I. Subaccount and the BlackRock Utilities and Telecommunications V.I. Subaccount are closed to transfers of contract value from other subaccounts.



You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Account A BlackRock Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA(SM) program, you may have your Account A values invested under an investment program based on your investment profile (See "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor(SM)"). We may impose additional restrictions on transfers. ("See Transfers -- Disruptive Trading.")

       TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS


You can withdraw money from the Contract. Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the extent that the withdrawals from Account A in a contract year do not exceed the "free withdrawal amount" determined as of the date we receive your withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:


     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.


You may take your free withdrawals through lump sum withdrawals or the systematic withdrawal program. Through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.


We don't impose a sales charge on withdrawals from Account B.

Once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner (or the annuitant if the Contract has a non-natural owner) dies before the annuity date.

If you are under age 80 when the Contract is issued, the death benefit equals the greatest of: premiums less adjusted withdrawals; the contract value; or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value.

In all states except Washington, Illinois, and Minnesota, contract owners may elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit is an optional rider that pays, on the death of an owner, a benefit that provides proceeds that may be used to defray some or all of the expenses attributable to death benefit proceeds paid under the Contract. The Estate Enhancer benefit provides coverage in addition to the Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is not available if you are age 76 or older. If you elect the Estate Enhancer benefit, you cannot cancel it.

You can find more detailed information about the death benefit and the Estate Enhancer benefit, and how they are calculated, including age limitations that apply, under "Death Benefit".

If you purchased your Contract prior to December 13, 2002, your guaranteed minimum death benefit was calculated in a different manner. Please refer to your Contract.

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS


Annuity payments begin on the annuity date and are made under the annuity option you select. When you buy the Contract, the annuity date for nonqualified Contracts is the older annuitant's 90th birthday. If your Contract is owned by the type of non-natural person (i.e., a corporation or a non-grantor trust) that does not receive tax deferral, the annuity date is the annuitant's 85th birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.


Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").


ALL OPTIONAL GUARANTEED BENEFIT RIDERS UNDER THE CONTRACT TERMINATE WHEN ANNUITY PAYMENTS BEGIN OR ON THE MATURITY DATE.



GUARANTEED MINIMUM INCOME BENEFIT



For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit ("GMIB"). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant, subject to certain conditions. See "Guaranteed Minimum Income Benefit".



RIGHT TO REVIEW



When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the contract value as of the date we receive your returned Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
-----------------------------------
Sales Load Imposed on Premiums..............................    None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)(1).............................................      7%
Transfer Fee(2).............................................   $  25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
-----------------------------------------
Annual Contract Maintenance Charge(3).......................    $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  ACCOUNT A:
     Mortality and Expense Risk Charge......................   1.25%
     Administration Charge..................................   0.10%
                                                               ----
     Total Account A Annual Expenses........................   1.35%
  ACCOUNT B:
     Mortality and Expense Risk Charge......................   0.65%
     Administration Charge..................................   0.00%
                                                               ----
     Total Account B Annual Expenses........................   0.65%
ANNUAL CHARGES FOR OPTIONAL RIDERS
     Estate Enhancer Charge(4)..............................   0.25%
     Guaranteed Minimum Income Benefit(5)...................   0.50%

---------------


(1) The contingent deferred sales charge decreases by 1% annually to 0% after seven years for each premium payment made, as follows:


COMPLETE YEARS ELAPSED SINCE  CHARGE AS A PERCENTAGE
     PAYMENT OF PREMIUM        OF PREMIUM WITHDRAWN
----------------------------  ----------------------
          0 years                        7%
          1 year                         6%
          2 years                        5%
          3 years                        4%
          4 years                        3%
          5 years                        2%
          6 years                        1%
      7 or more years                    0%

(2) There is no charge for the first 6 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Account A subaccounts. They do not apply to transfers from Account A to Account B. No transfers may be made from Account B.

(3) The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.

(4) The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the Rider. We won't deduct this charge after the annuity date.

(5) The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB charge will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date. For Contracts issued before October 16, 2004, the GMIB charge was, and remains, 0.40%.

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2006. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



RANGE OF EXPENSES FOR THE FUNDS(6)                            MINIMUM         MAXIMUM
----------------------------------                            -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.40%          2.74%(7)


---------------


(6) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(7) The maximum expenses shown are for the Federated Capital Appreciation Fund
    II. Although not contractually obligated to do so, the adviser, administrator, distributor, and shareholder services provider to this Fund expect to waive and reimburse certain amounts, including the management fee, distribution (12b-1) fee, shareholder services fee, and administrative service fee. Total annual operating expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) were 1.15% for the fiscal year ending December 31, 2006.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Maintenance Charge, Separate Account Annual Expenses (assuming you are invested in Account A), the Estate Enhancer charge, the GMIB fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,130   $1,959    $2,794     $5,116


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $909    $1,295    $1,687     $2,988


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $500    $1,507    $2,525     $5,116


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $262     $809     $1,387     $2,988



The Examples reflect the $40 contract maintenance charge as 0.0243% of average assets. They assume the Estate Enhancer benefit and GMIB Rider are elected. They reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters for the Estate Enhancer benefit, and the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base determined monthly and deducted quarterly from your Account A value. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yields of the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of an Account A subaccount (besides the Account A BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.



The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each 1-, 5- and 10-year period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.



We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Account A BlackRock Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., ("Merrill Lynch") a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The Merrill Lynch Life Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The Merrill Lynch Life Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 6, 1991. They are governed by Arkansas law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the Federal securities laws. The Accounts' assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 35 subaccounts currently available under the Contract. Of these, 34 are currently available through Account A and one is currently available through Account B. The subaccount available through Account B invests in the BlackRock Money Market V.I. Fund, which is also available through a subaccount in Account
A. Two subaccounts previously available through Account A (the BlackRock Balanced Capital V.I. Subaccount and the BlackRock Utilities and Telecommunications V.I. Subaccount) are closed to allocations of new premiums and incoming transfers of contract value. All subaccounts invest in a corresponding portfolio of the the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); BlackRock Variable Series Funds, Inc. (the "BlackRock Variable Funds"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Federated Insurance Series (the "Federated Series"); the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"); the MLIG Variable Insurance Trust (the "MLIG" Trust); the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); the Premier VIT; or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

                                   THE FUNDS

The following tables summarize each Fund's investment objective(s), investment adviser(s), asset class, and investment style.


--------------------------------------------------------------------------------------------------

    AIM VARIABLE                                           INVESTMENT              ASSET CLASS/
   INSURANCE FUNDS        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
AIM V.I. CAPITAL         Seeks growth of            A I M Advisors, Inc.        Domestic Equity/
APPRECIATION FUND        capital.                                               Large Cap Growth
(Series I)
--------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY     Seeks growth of            A I M Advisors, Inc.        Domestic Equity/
FUND (Series I)          capital.                                               Large Cap Blend
--------------------------------------------------------------------------------------------------

  ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS                                        INVESTMENT              ASSET CLASS/
  SERIES FUND, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
GLOBAL TECHNOLOGY        of capital.                                            Large Cap Growth
PORTFOLIO (Class A)
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
LARGE CAP GROWTH         of capital.                                            Large Cap Growth
PORTFOLIO (Class A)
--------------------------------------------------------------------------------------------------



    AMERICAN CENTURY                                           INVESTMENT              ASSET CLASS/
VARIABLE PORTFOLIOS, INC.     INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND        Seeks capital growth.      American Century Global     International
(Class I)                                               Investment Management,      Equity/
                                                        Inc.                        International
------------------------------------------------------------------------------------------------------
VP ULTRA(R) FUND (Class      Seeks long-term capital    American Century            Domestic Equity/
I)                           growth.                    Investment Management,      Large Cap Growth
                                                        Inc.
------------------------------------------------------------------------------------------------------



 BLACKROCK VARIABLE                                        INVESTMENT              ASSET CLASS/
 SERIES FUNDS, INC.+      INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK BALANCED       Seeks a level of           BlackRock Advisors, LLC     Balanced/US
CAPITAL V.I. FUND        current income and a       ("BlackRock Advisors")
(Class I)*               degree of stability of
                         principal not normally     Subadviser: BlackRock
                         available from an          Financial Management,
                         investment solely in       Inc. ("BlackRock
                         equity securities and      Financial") and
                         the opportunity for        BlackRock Investment
                         capital appreciation       Management, LLC
                         greater than is            ("BlackRock Investment")
                         normally available from
                         investments solely in
                         debt securities.
--------------------------------------------------------------------------------------------------
BLACKROCK BASIC VALUE    Seeks capital              BlackRock Advisors          Domestic Equity/
V.I. FUND (Class I)      appreciation and,                                      Large Cap Value
                         secondarily, income.       Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------
BLACKROCK BOND V.I.      Seeks a high level of      BlackRock Advisors          Fixed Income/
FUND (Class I)           current income, and                                    Intermediate Term
                         secondarily, capital       Subadviser: BlackRock
                         appreciation when          Financial
                         consistent with the
                         foregoing objective.
--------------------------------------------------------------------------------------------------


---------------


+ Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment
  Managers, L.P. d/b/a


 Mercury Advisors and each Fund's name began with Mercury instead of BlackRock.



* The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.

 BLACKROCK VARIABLE                                        INVESTMENT              ASSET CLASS/
 SERIES FUNDS, INC.+      INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK FUNDAMENTAL    Seeks long-term growth     BlackRock Advisors          Domestic Equity/
GROWTH V.I. FUND         of capital.                                            Large Cap Growth
(Class I)                                           Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL         Seeks high total           BlackRock Advisors          Balanced/Global
ALLOCATION V.I. FUND     investment return.
(Class I)                                           Subadviser: BlackRock
                                                    Investment and BlackRock
                                                    Asset Management U.K.
                                                    Limited ("BlackRock
                                                    U.K.")
--------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL         Seeks long-term growth     BlackRock Advisors          InternationalEquity/
GROWTH V.I. FUND         of capital.                                            Global
(Class I)                                           Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------
BLACKROCK GOVERNMENT     Seeks the highest          BlackRock Advisors          Fixed Income/
INCOME V.I. FUND         possible current income                                Intermediate Term
(Class I)                consistent with the        Subadviser: BlackRock
                         protection of capital.     Financial
--------------------------------------------------------------------------------------------------
BLACKROCK HIGH INCOME    Seeks a high level of      BlackRock Advisors          Fixed Income/High
V.I. FUND (Class I)      current income and,                                    Yield
                         secondarily, capital       Subadviser: BlackRock
                         appreciation to the        Financial
                         extent consistent with
                         the foregoing
                         objective.
--------------------------------------------------------------------------------------------------
BLACKROCK                Seeks current income       BlackRock Advisors          International
INTERNATIONAL VALUE      and long-term growth of                                Equity/
V.I. FUND (Class I)      income, accompanied by     Subadviser: BlackRock       International
                         growth of capital.         Investment Management
                                                    International Limited
                                                    ("BlackRock
                                                    International")
--------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term capital    BlackRock Advisors          Domestic Equity/
CORE V.I. FUND (Class    growth.                                                Large Cap Blend
I)                                                  Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term capital    BlackRock Advisors          Domestic Equity/
GROWTH V.I. FUND         growth.                                                Large Cap Growth
(Class I)                                           Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------


---------------


+ Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment
  Managers, L.P. d/b/a


 Mercury Advisors and each Fund's name began with Mercury instead of BlackRock.

 BLACKROCK VARIABLE                                        INVESTMENT              ASSET CLASS/
 SERIES FUNDS, INC.+      INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term capital    BlackRock Advisors          Domestic Equity/
VALUE V.I. FUND          growth.                                                Large Cap Value
(Class I)                                           Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------
BLACKROCK MONEY          Seeks to preserve          BlackRock Advisors          Fixed Income/Money
MARKET V.I. FUND         capital, maintain                                      Market
(Class I)                liquidity, and achieve     Subadviser: BlackRock
                         the highest possible       Institutional Management
                         current income             Corporation ("BlackRock
                         consistent with the        Institutional")
                         foregoing objective.
--------------------------------------------------------------------------------------------------
BLACKROCK S&P 500        Seeks investment           BlackRock Advisors          Domestic Equity/
INDEX V.I. FUND          results that, before                                   Large Cap Blend
(Class I)                expenses, replicate the    Subadviser: BlackRock
                         total return of the        Investment
                         Standard & Poor's 500
                         Composite Stock Price
                         Index.
--------------------------------------------------------------------------------------------------
BLACKROCK                Seeks both capital         BlackRock Advisors          Domestic Equity/
UTILITIES AND            appreciation and                                       Large Cap Value
TELECOMMUNICATIONS       current income.            Subadviser: BlackRock
V.I. FUND (Class I)*                                Investment
--------------------------------------------------------------------------------------------------
BLACKROCK VALUE          Seeks long-term capital    BlackRock Advisors          Domestic Equity/
OPPORTUNITIES V.I.       growth.                                                Small Cap Blend
FUND (Class I)                                      Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------



   DAVIS VARIABLE                                          INVESTMENT              ASSET CLASS/
 ACCOUNT FUND, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO    Seeks to provide long-     Davis Selected Advisers,    Domestic Equity/
                         term growth of capital.    LP                          Large Cap Value
                                                    Subadviser: Davis
                                                    Selected Advisers-NY,
                                                    Inc.
--------------------------------------------------------------------------------------------------


---------------


+ Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment
  Managers, L.P. d/b/a


 Mercury Advisors and each Fund's name began with Mercury instead of BlackRock.



* The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.

 FEDERATED INSURANCE                                       INVESTMENT              ASSET CLASS/
       SERIES             INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
FEDERATED CAPITAL        Seeks capital              Federated Equity            Domestic Equity/
APPRECIATION FUND II     appreciation.              Management Company of       Large Cap Blend
(Primary Shares)                                    Pennsylvania
--------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN       Seeks capital              Federated Equity            Domestic Equity/
FUND II (Primary         appreciation.              Management Company of       Mid Cap Growth
Shares)                                             Pennsylvania
                                                    Subadviser: Federated
                                                    Global Investment
                                                    Management Corp.
--------------------------------------------------------------------------------------------------



   MFS(R) VARIABLE                                         INVESTMENT              ASSET CLASS/
 INSURANCE TRUST(SM)      INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MFS(R) EMERGING          Seeks capital              Massachusetts Financial     Domestic Equity/
GROWTH SERIES            appreciation.              Services Company            Large Cap Growth
--------------------------------------------------------------------------------------------------



    MLIG VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ CCM       Seeks long-term capital    Roszel Advisors, LLC        Domestic Equity/
CAPITAL APPRECIATION     appreciation.              ("Roszel Advisors")         Large Cap Blend
PORTFOLIO
                                                    Subadviser: Cadence
                                                    Capital Management LLC
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ NFJ       Seeks long-term capital    Roszel Advisors             Domestic Equity/
SMALL CAP VALUE          appreciation.                                          Small Cap Value
PORTFOLIO                                           Subadviser: NFJ
                                                    Investment Group L.P.
--------------------------------------------------------------------------------------------------
ROSZEL/DELAWARE TREND    Seeks long-term capital    Roszel Advisors             Domestic Equity/
PORTFOLIO                appreciation.                                          Small Cap Growth
                                                    Subadviser: Delaware
                                                    Management Company
--------------------------------------------------------------------------------------------------
ROSZEL/JPMORGAN SMALL    Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Small Cap Growth
                                                    Subadviser: JPMorgan
                                                    Investment Management
                                                    Inc.
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
AFFILIATED PORTFOLIO     appreciation and                                       Large Cap Value
                         income.                    Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
MID CAP VALUE            appreciation.                                          Mid Cap Value
PORTFOLIO                                           Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------

    MLIG VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ROSZEL/SELIGMAN MID      Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Mid Cap Growth
                                                    Subadviser: J. & W.
                                                    Seligman & Co.
--------------------------------------------------------------------------------------------------






   PIMCO VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks to maximize total    Pacific Investment          Fixed Income/
PORTFOLIO                return, consistent with    Management Company LLC      Intermediate Term
(Administrative          preservation of capital
Class)                   and prudent investment
                         management.
--------------------------------------------------------------------------------------------------


                                                           INVESTMENT              ASSET CLASS/
     PREMIER VIT          INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE        Seeks long-term capital    OpCap Advisors LLC          Domestic Equity/
PORTFOLIO                appreciation and                                       Mid Cap Value
                         income.
--------------------------------------------------------------------------------------------------


                                                           INVESTMENT              ASSET CLASS/
   VAN KAMPEN LIFE        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
COMSTOCK PORTFOLIO       Seeks capital growth       Van Kampen Asset            Domestic Equity/
(Class I)                and income through         Management                  Large Cap Value
                         investments in equity
                         securities, including
                         common stocks,
                         preferred stocks and
                         securities convertible
                         into common and
                         preferred stocks.
--------------------------------------------------------------------------------------------------


In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.15% to 0.375%.



Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through our affiliate, MLPF&S, which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may pay MLPF&S, as a selling firm, with payments or non-cash compensation, such as payments for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.


Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., the MLIG Variable Insurance Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.



Merrill Lynch also makes available to its clients certain funds sponsored, managed and/or distributed by affiliates of BlackRock, Inc. (collectively, "BlackRock"). Merrill Lynch owns approximately 49% of BlackRock, Inc. As a result, Merrill Lynch may benefit from increased sales of BlackRock Funds to a greater extent than from increased sales of Funds sponsored by other firms in which it does not have a similar economic interest.



In addition, consistent with applicable laws, management and employees of BlackRock and Roszel Advisors are provided a broad level of access and exposure to Merrill Lynch, its management, Financial Advisors and other personnel, marketing events and materials, and client-related and other information. Such broad access and exposure is not available to other asset managers and may enhance BlackRock's and Roszel Advisors' ability to sell its Funds.


SELECTION OF UNDERLYING FUNDS


We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive With Regard to the Funds." We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.


You are responsible for choosing the subaccounts and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to "fund of funds" (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Account A or Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or the future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of contract value, or both, for some or all classes of Contracts at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.


We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

       WHEN IMPOSED


We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. Each premium, whether initial or subsequent, is subject to a decreasing sales charge up to the seventh year after the premium is paid, in accordance with the schedule below. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through systematic withdrawals from Account A. (See "Withdrawals and Surrenders".) In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.


       AMOUNT OF CHARGE


The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven for that premium, as shown below.


NUMBER OF COMPLETE YEARS ELAPSED  CONTINGENT DEFERRED
     SINCE PREMIUM WAS PAID          SALES CHARGE
               0                          7%
               1                          6%
               2                          5%
               3                          4%
               4                          3%
               5                          2%
               6                          1%
               7                          0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

                           HOW THE SALES CHARGE WORKS

If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

       HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.

                              PRO RATA DEDUCTIONS


Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1,400). Accordingly, $840--60% of $1,400--is deducted from the BlackRock Basic Value V.I. Subaccount and $560--40% of $1,400--is deducted from the BlackRock Fundamental Growth V.I. Subaccount.


(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

CONTRACT MAINTENANCE CHARGE

We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year that occurs on or before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more of these Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.

ESTATE ENHANCER CHARGE

If you elect the Estate Enhancer benefit, we deduct a charge at the end of each contract year equal to 0.25% annually of the average of the contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.

GMIB FEE

If you elect the GMIB, we will charge a fee that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider. On the last business day of each month or upon termination of the GMIB Rider, we will determine a fee of 0.50% of the GMIB Benefit Base divided by 12. (For Contracts issued before October 16, 2004, we will use 0.40% of the GMIB Benefit Base divided by 12.) The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

OTHER CHARGES

       TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See "Transfers".)

       TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

       FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

       RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA(SM) program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor(SM)".)

PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT


The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations and certain types of "non-grantor" trusts. You should consult your tax advisor if the annuity will be owned by a "non-natural person." If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.


If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.


Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When the Contract is issued in exchange for another contract that was co-owned by non-spouses, the Contract will be issued with non-spousal co-owners. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other in order for the surviving spouse to continue the Contract under the spousal continuation provision upon the death of the other spousal co-owner. Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner's death. The surviving spouse may later name a new beneficiary, provided the original "contingent beneficiary" designation is not irrevocable. Qualified Contracts may not have co-owners. (See "Spousal Continuation" later in this Prospectus.)



Please note that non-spousal co-owners in Pennsylvania, New Jersey and Oregon are not able to continue the Contract or any guaranteed benefit, such as the GMIB, if one co-owner dies during the accumulation phase. Federal tax law requires that any death proceeds be fully distributed, generally within five years of death, in accordance with IRC Section 72(s).



You may assign the Contract to someone else by giving notice to our Service Center unless not permitted by law in your state. Please refer to your Contract. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)


ISSUING THE CONTRACT

       ISSUE AGE

You can buy a nonqualified Contract if you (or any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met. To elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract.

If you change the owner, the new owner must be younger than the maximum age for a newly issued Contract.

       INFORMATION WE NEED TO ISSUE THE CONTRACT


Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we'll issue a Contract. The date we do this is called the date of issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.



       RIGHT TO REVIEW



When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the contract value as of the date we receive your returned Contract.


PREMIUMS

       MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $5,000 or more on a nonqualified Contract or tax sheltered annuity Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must each be $100 or more. You can make them at any time before the annuity date. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under qualified Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such account into a Contract. Maximum annual contributions to qualified Contracts are limited by Federal law. We reserve the right to reject premium payments for any other reason.

       HOW TO MAKE PAYMENTS


You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.


       PREMIUM INVESTMENTS


For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the BlackRock Money Market V.I. Subaccount. After the 14 days, we'll reallocate the account value to the Account A subaccounts you selected. In Pennsylvania, we'll invest all premiums as of the date of issue in the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We'll place premiums directed into Account B in the BlackRock Money Market V.I. Subaccount on the date of issue. We'll place subsequent premiums allocated to Account B in the BlackRock Money Market V.I. Subaccount as of the end of the valuation period in which our Service Center receives them.



Currently, you may allocate your premium among 18 of 35 subaccounts (34 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Bond V.I. Subaccount, 58% allocated to the BlackRock High Income V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Bond V.I. Subaccount and 66 2/3% to the BlackRock High Income V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any Estate Enhancer charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any Estate Enhancer charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

       TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the BlackRock Bond V.I. Subaccount may be transferred to the BlackRock High Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the BlackRock Bond V.I. Subaccount may be transferred to the BlackRock High Income V.I. Subaccount, but 10% of $600 ($60) may not.


You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

       DISRUPTIVE TRADING

Frequent or short-term transfers among Account A subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular Account A subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner's signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:


   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

   - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

   -  imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading

Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.



The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.



Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.



Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.



In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.


DOLLAR COST AVERAGING

       WHAT IS IT?


The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from the Account A BlackRock Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against a loss in a declining market. If you choose to participate in the DCA Program, you should have the financial ability to continue making transfers through periods of fluctuating markets.

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

If you participate in the RPA program, you can't use DCA.

       MINIMUM AMOUNTS


To elect DCA, you need to have a minimum amount of money in the Account A BlackRock Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Account A BlackRock Money Market V.I. Subaccount drop below the selected monthly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly transfer amount.


       WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR(SM)

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor(SM) ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.

       FEES AND CHARGES FOR RPA

MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don't charge for RPA program transfers.

If you wish to participate in the RPA program, consult with your Financial Advisor for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Only one subaccount, the BlackRock Money Market V.I. Subaccount, is available in Account B. Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

       WHEN AND HOW WITHDRAWALS ARE MADE

Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)

       LUMP SUM WITHDRAWALS

We don't impose a sales charge on the withdrawals in any contract year out of Account A to the extent that they do not exceed the "free withdrawal amount" determined as of the date of withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

       (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and
       (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)


EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2007. Assume that you allocate all premiums to Account A and that your contract value equals $105,000 on April 1, 2008 due to positive investment performance. On that date, you withdraw $20,000.


The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge, less any prior withdrawals from Account A or transfers from Account A to Account B during that contract year ((10% of $100,000) -- $0 = $10,000), and (b) gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge ($105,000 -- $100,000 + $0 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may make a withdrawal request in writing to our Service Center or by telephone once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

We don't impose sales charges on any withdrawals from Account B. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

       SYSTEMATIC WITHDRAWALS FROM ACCOUNT A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

Systematic withdrawals allow you to access your "free withdrawal amount" and are in addition to the one lump sum transfer to Account B allowed each contract year to access that amount. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.

The systematic withdrawal program will end if the systematic withdrawals, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

       AUTOMATIC WITHDRAWALS FROM ACCOUNT B

You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting our Service Center.

       MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

       SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, minus any applicable GMIB fee, and minus any applicable charge for premium taxes or the Estate Enhancer benefit. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age
59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

       (a) the New York Stock Exchange is closed;
       (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
       (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;
       (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or
       (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES


Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract (if permitted) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status. Such changes may have tax consequences. (See "Federal Income Taxes". See also "Ownership of the Contract".)


DEATH BENEFIT

       GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. If you are under age 80 when the Contract is issued, the death benefit is the Maximum Anniversary Value death benefit. If you are under age 76, you may also elect the Estate Enhancer benefit, which provides a benefit at the death of an owner that may be used to defray some or all of the expenses attributable to death benefit proceeds under the Contract. The death benefit for contract owners with issue ages of 80 and over is the greater of: (i) premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B (as such terms are defined below) plus the value of Account B or (ii) the contract value on the date we receive due proof of death. Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if an owner dies (or the annuitant if there is a non-natural owner) before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or annuitant, if any owner is a non-natural person) is misstated any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.


Death benefit proceeds are not payable on the death of an annuitant unless any owner is a non-natural person. (See "Death of Annuitant Prior to Annuity Date".) Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if the owner (or the annuitant if the owner is a non-natural person) dies before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the owner's (or the annuitant's as applicable) date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)



Generally, death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds").



CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT*



This death benefit option is not available if the issue age of the oldest owner is age 80 or over.


       (a) We determine the premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B.
       (b) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,
          (i) we calculate an anniversary value for each contract anniversary through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the annuitant's, if the owner is a non-natural person) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
          (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value.
       (c) We compare the results in (a) and (b), and pick the higher value. This amount is referred to as the Guaranteed Minimum Death Benefit ("GMDB").
       (d) We compare the GMDB plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

- the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

- an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal.


We will calculate the Maximum Anniversary Value based on your issue age (or the issue age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.


---------------
* For purposes of calculating the death benefit, if you purchased your Contract prior to December 13, 2002, any transfers or withdrawals will not be adjusted.

     THE PAYMENT OF THE DEATH BENEFIT IS SUBJECT TO OUR FINANCIAL STRENGTH
                           AND CLAIMS-PAYING ABILITY.


FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE APPENDIX E.


EXISTING CONTRACT OWNERS PLEASE NOTE: If your Contract was originally issued with the Maximum Anniversary Value death benefit, see the description below. Otherwise, the death benefit applicable to your Contract may vary from the descriptions in the text below. We previously also offered the 5% Rising Floor with 7(th) Anniversary Step-Up death benefit under Contract Forms ML-VA-001 and ML-VA-002.


Regardless of whether your Contract was issued on Contract Form ML-VA-001 or ML-VA-002, if you elected to change from the 5% Rising Floor with 7(th) Anniversary Step-Up death benefit to the Maximum Anniversary Value death benefit, see APPENDIX A for a description of the death benefit that applies to your Contract.

If your Contract was issued on Contract Form ML-VA-002 (which is currently in use in all states) and you have the 5% Rising Floor with 7(th) Anniversary Step-Up death benefit, see APPENDIX B for a description of the death benefit that applies to your Contract.

If your Contract was issued on Contract Form ML-VA-001 (which was in use before Contract Form ML-VA-002 became available in your state) and you have the 5% Rising Floor with 7(th) Anniversary Step-Up death benefit, see APPENDIX C for a description of the death benefit that applies to your Contract.

If your Contract was issued in Washington before December 7, 2001, see APPENDIX D for a description of the 5% Rising Floor death benefit that applies to your Contract.

If you would like assistance in determining which death benefit applies to you, please consult your Contract or contact the Service Center at (800) 535-5549.

ESTATE ENHANCER BENEFIT


The Estate Enhancer benefit provides coverage in addition to that provided by your death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to Federal income taxes. You cannot elect the Estate Enhancer benefit if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the effective date. If the benefit is being elected at issue, the effective date is the date of issue. Currently, the Estate Enhancer benefit cannot be elected on qualified Contracts. Estate Enhancer availability is subject to our approval if "Estate Enhancer premiums" on all contracts issued by us with the same owner(s) exceed $2,200,000. "Estate Enhancer premiums" means initial premium plus subsequent premium payments if the effective date is the date of issue, and the contract value on the effective date plus subsequent premium payments if the effective date is other than the date of issue. Once you elect the Estate Enhancer benefit, you cannot cancel it (except in North Dakota). The Estate Enhancer benefit, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. THE AMOUNT OF ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.


The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the date of issue (effective date of benefit). If you are age 69 or under on the effective date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any subsequent premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the effective date. Net premiums equal the premiums paid since the effective date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of

Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the date of issue, the percentages are reduced from 45% to 30% in the calculation above.

As described under "Spousal Continuation", if a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than attained age 76 on the date he or she elects to continue the Contract, the Estate Enhancer benefit will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purpose of these calculations. If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, the Estate Enhancer benefit will terminate.

You may change the owner of the Contract to your spouse without terminating the Estate Enhancer benefit provided that your spouse was younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse, if older. We reserve the right to terminate the Estate Enhancer benefit if there is any other change of owner. If we do not terminate the Estate Enhancer benefit for a non-spousal ownership change, the continuation of the benefit will be subject to the parameters described in this paragraph.


THE PAYMENT OF THE ESTATE ENHANCER BENEFIT IS SUBJECT TO OUR FINANCIAL STRENGTH
                           AND CLAIMS-PAYING ABILITY.


FOR AN EXAMPLE OF THE CALCULATION OF THE ESTATE ENHANCER BENEFIT, SEE APPENDIX
F.

SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract (except under tax sheltered annuities). If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. We will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount then available for allocations of premiums and transfers of contract value based on the ratio of your contract value in each subaccount to your contract value prior to the increase.

ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the older annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally the annuity date for IRA Contracts or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the Contract date.



For Contracts issued on Contract Form ML-VA-001 that do not qualify for tax deferral (such as corporate-owned or non-grantor trust owned Contracts), the annuitant must be less than 85 years old and the annuity date may not be later than the annuitant's 85th birthday. You should consult your tax advisor if the Contract will be owned by a non-natural person.



Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to owners of qualified contracts to comply with the Internal Revenue Code or regulations under it. Please note that annuity options without a life contingency (e.g. payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing one of these options.

We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable Estate Enhancer benefit charge and any applicable premium tax, to our then current annuity purchase rate. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

MISSTATEMENT OF AGE OR SEX

We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

EVIDENCE OF SURVIVAL

We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

       PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.


       LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS



We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


       LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

---------------

*These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

       *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.


       JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS



We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


       INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.

GUARANTEED MINIMUM INCOME BENEFIT

       GENERAL

The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or transfers from Account A or additional premiums or transfers into Account A, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.


There is a waiting period of 10 years that must elapse before you can exercise the GMIB. BECAUSE OF THIS RESTRICTION, YOU SHOULD NOT PURCHASE THE GMIB RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE
70 1/2 TO MEET REQUIRED MINIMUM DISTRIBUTIONS FOR IRAS.


If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. The effective date of the GMIB Rider is the date of issue of the Contract. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, death, or transfer of all your Account A value to Account B. The GMIB Rider will also terminate if the annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant or co-annuitant to exceed $2,000,000.

This feature is not available in Minnesota. Check with your Financial Advisor regarding availability.

---------------


*These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

       HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the GMIB Rider, we base the amount of minimum income available to you upon the value of (iii) plus the greater of (i) and (ii) where:

       (i) equals the GMIB Benefit Base (less premium taxes applicable to Account A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select ("GMIB annuity purchase rates");
       (ii) equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current annuity purchase rates for the annuity option you select; and
       (iii) equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current annuity purchase rates for the annuity option you select.

THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB annuity purchase rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current annuity purchase rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity purchase rates depend on the sex (when permissible) and ages of the annuitant and any co-annuitant.

Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:

       -- GMIB Maximum Anniversary Value for Account A; and
       -- GMIB Premiums Compounded at 5% for Account A.

GMIB Maximum Anniversary Value for Account A. To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by "adjusted" transfers to Account B and "adjusted" withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.

Each "adjusted" transfer and "adjusted" withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.

GMIB Premiums Compounded at 5% for Account A. GMIB Premiums Compounded at 5% for Account A equals (i) minus (ii) where:

       (i) equals all premiums allocated to Account A with interest compounded daily from the date received; and
       (ii) equals all "adjusted" transfers to Account B and "adjusted" withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant or the date you exercise the GMIB.

You may transfer to Account B and withdraw from Account A up to 5% of the value of the GMIB Premiums Compounded at 5% for Account A at the beginning of each contract year and such transfers and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% for Account A dollar-for-dollar for that contract year.

Any transfer or withdrawal that causes the total of all transfers to Account B and withdrawals from Account A during the contract year (including any currently requested transfer or withdrawal) to exceed 5% of the

GMIB Premiums Compounded at 5% for Account A at the beginning of that contract year will be "adjusted" to reduce the GMIB Premiums Compounded at 5% for Account A proportionally. The adjustment is determined by multiplying the transfer or withdrawal by the ratio of the GMIB Premiums Compounded at 5% for Account A to the Account A value, where both values are calculated immediately prior to the transfer or withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% for Account A to be reduced by more than the amount of the transfer or withdrawal.

       ELECTING TO RECEIVE INCOME PAYMENTS


You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS AT THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR CO-ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Required Minimum Distributions for qualified contracts), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.


You are not required to use the GMIB Rider to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."

THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:

       -- Life Annuity
       -- Joint and Survivor Life Annuity
       -- Life Annuity with Payments Guaranteed for 10 Years
       -- Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

       CHANGE OF ANNUITANT

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's or co-annuitant's age on the date of issue of the Contract was older than the current age of the oldest annuitant or co-annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or co-annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant or co-annuitant, the GMIB Rider will terminate.

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than the previous oldest annuitant or co-annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant or co-annuitant, we will use the new annuitant's or co-annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

       GMIB FEE

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See "Guaranteed Minimum Income Benefit Fee".)

       TERMINATION OF THE GMIB RIDER

The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or co-annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant or co-annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.


          THE PAYMENT OF THE GMIB IS SUBJECT TO OUR FINANCIAL STRENGTH
                           AND CLAIMS-PAYING ABILITY.


                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

       DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

       OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

       REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

If any contract owner is a non-natural person, the death of the annuitant will be treated as the death of an owner for purposes of Section 72(s).

The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

       IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:


       WITHDRAWALS AND SURRENDERS


When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified Contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

       ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

       TAXATION OF DEATH BENEFIT PROCEEDS

Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner or annuitant (if owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for

Federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Estate Enhancer benefit should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for the Estate Enhancer benefit should be deemed a taxable distribution to you. Although we do not believe that the fees associated with the Estate Enhancer benefit should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

       (1) on or after you reach age 59 1/2;
       (2) after you die (or after the annuitant dies, if the owner isn't an individual);
       (3) after you become disabled; or
       (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.


TRANSFERS, ASSIGNMENTS, ANNUITY DATES, OR EXCHANGES OF A CONTRACT


Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


OPTIONAL BENEFIT RIDERS

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMIB and the Estate Enhancer, are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT PROGRAMS

       TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is also available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

       ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

       OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.


The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions such as the guaranteed minimum death benefit provisions adversely affect the qualification of the Contract as an IRA or Roth IRA. The Estate Enhancer benefit is not available with an IRA or Roth IRA.



Note: The Treasury made changes to the Required Minimum Distribution ("RMD") rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB or GMIB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.


TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable "eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the IRC, distributions in a specified annuity form or, hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes a guaranteed minimum death benefit, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the guaranteed minimum death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The Estate Enhancer benefit is not currently available with a tax sheltered annuity. As noted above, the value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions. (See "Note" under "Other Tax Issues For IRAs and Roth IRAs.")

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

       (1) the election of a Fund's Board of Directors;
       (2) ratification of a Fund's independent accountant;
       (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
       (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
       (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and District Annuity Specialists a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 2.40% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. Reduced compensation may be paid on Contracts purchased by any of our or our affiliates' employees or their spouses or dependents. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS


The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the Merrill Lynch Life Variable Annuity Separate Accounts A & B as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports dated March 30, 2007, which reports are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+
                       (CONDENSED FINANCIAL INFORMATION)

                                                             BLACKROCK BALANCED CAPITAL V.I.*
                                     ---------------------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO
                                      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                     -----------   -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     20.03   $     19.50   $     18.19   $     15.16   $     17.81   $     19.49
(2)  Accumulation unit value at end
       of period...................  $     22.76   $     20.03   $     19.50   $     18.19   $     15.16   $     17.81
(3)  Number of accumulation units
       outstanding at end of
       period......................  2,496,799.6   3,099,623.5   3,675,588.7   4,388,624.1   5,238,232.4   6,379,947.1

                                                BLACKROCK BALANCED CAPITAL V.I.*
                                     -------------------------------------------------------
                                      1/1/00 TO     1/1/99 TO     1/1/98 TO      1/1/97 TO
                                      12/31/00      12/31/99       12/31/98       12/31/97
                                     -----------   -----------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     20.09   $     18.73   $      16.72   $      14.47
(2)  Accumulation unit value at end
       of period...................  $     19.49   $     20.09   $      18.73   $      16.72
(3)  Number of accumulation units
       outstanding at end of
       period......................  5,917,008.4   7,254,197.1    8,811,560.6   10,336,623.9


                                                   BALANCED CAPITAL FOCUS*
                                     ---------------------------------------------------
                                     1/1/01 TO    1/1/00 TO     1/1/99 TO    6/5/98** TO
                                     12/31/01     12/31/00      12/31/99      12/31/98
                                     ---------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........   $10.82     $     10.30   $      9.68   $     10.00
(2)  Accumulation unit value at end
       of period...................        *     $     10.82   $     10.30   $      9.68
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     3,063,065.5   2,998,678.0   1,724,252.1

                                                                   BLACKROCK BASIC VALUE V.I.
                                     ---------------------------------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO
                                       12/31/06       12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      33.73   $      33.21   $      30.31   $      23.06   $      28.42   $      27.63
(2)  Accumulation unit value at end
       of period...................  $      40.55   $      33.73   $      33.21   $      30.31   $      23.06   $      28.42
(3)  Number of accumulation units
       outstanding at end of
       period......................  14,550,785.4   19,289,925.3   24,871,043.0   28,354,204.0   30,717,375.1   32,950,655.6

                                                    BLACKROCK BASIC VALUE V.I.
                                     ---------------------------------------------------------
                                      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      24.86   $      20.81   $      19.27   $      16.19
(2)  Accumulation unit value at end
       of period...................  $      27.63   $      24.86   $      20.81   $      19.27
(3)  Number of accumulation units
       outstanding at end of
       period......................  32,033,529.3   32,438,211.6   28,219,085.9   27,721,815.8


---------------
 + Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.


 * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.


** Available for allocations of premiums or contract value effective following the close of business.

                                                                     BLACKROCK BOND V.I.***
                                     ---------------------------------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO
                                       12/31/06       12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      19.50   $      19.38   $      18.79   $      18.18   $      16.82   $      15.98
(2)  Accumulation unit value at end
       of period...................  $      20.09   $      19.50   $      19.38   $      18.79   $      18.18   $      16.82
(3)  Number of accumulation units
       outstanding at end of
       period......................  17,947,238.6   21,235,672.3   25,579,969.7   30,462,610.6   33,147,722.3   34,517,334.7

                                                      BLACKROCK BOND V.I.***
                                     ---------------------------------------------------------
                                      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      14.72   $      15.28   $      14.36   $      13.40
(2)  Accumulation unit value at end
       of period...................  $      15.98   $      14.72   $      15.28   $      14.36
(3)  Number of accumulation units
       outstanding at end of
       period......................  28,210,223.4   32,859,390.2   34,324,782.1   32,188,775.1


                                          MERCURY DEVELOPING CAPITAL MARKETS V.I.*
                                     ---------------------------------------------------
                                     1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO
                                     11/21/03     12/31/02      12/31/01      12/31/00
                                     ---------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........    $6.54     $      7.38   $      7.37   $     10.48
(2)  Accumulation unit value at end
       of period...................        *     $      6.54   $      7.38   $      7.37
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     2,542,777.9   3,314,469.2   4,530,719.1

                                     MERCURY DEVELOPING CAPITAL MARKETS V.I.*
                                     ----------------------------------------
                                      1/1/99 TO     1/1/98 TO     1/1/97 TO
                                      12/31/99      12/31/98       12/31/97
                                     -----------   -----------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      6.42   $      9.21   $       9.99
(2)  Accumulation unit value at end
       of period...................  $     10.48   $      6.42   $       9.21
(3)  Number of accumulation units
       outstanding at end of
       period......................  8,168,100.8   8,301,183.8   12,981,977.3


                                                            BLACKROCK MONEY MARKET V.I. (ACCOUNT A)*
                                     ---------------------------------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO
                                       12/31/06       12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      13.80   $      13.62   $      13.68   $      13.77   $      13.75   $      13.41
(2)  Accumulation unit value at end
       of period...................  $      14.24   $      13.80   $      13.62   $      13.68   $      13.77   $      13.75
(3)  Number of accumulation units
       outstanding at end of
       period......................  13,042,974.1   14,221,087.5   17,637,574.3   22,355.053.1   28,738,375.9   29,585,818.8

                                             BLACKROCK MONEY MARKET V.I. (ACCOUNT A)*
                                     ---------------------------------------------------------
                                      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      12.82   $      12.39   $      11.94   $      11.50
(2)  Accumulation unit value at end
       of period...................  $      13.41   $      12.82   $      12.39   $      11.94
(3)  Number of accumulation units
       outstanding at end of
       period......................  25,465,430.4   33,181,894.2   30,449,124.5   24,720,327.5


---------------

 * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                         BLACKROCK MONEY MARKET V.I. (ACCOUNT B)*          FOCUS TWENTY V.I.*
                                     -------------------------------------------------   -----------------------
                                     1/1/06 TO   1/1/05 TO   1/1/04 TO   11/21/03** TO   1/1/03 TO    1/1/02 TO
                                     12/31/06    12/31/05    12/31/04      12/31/03      11/21/03     12/31/02
                                     ---------   ---------   ---------   -------------   ---------   -----------
(1)  Accumulation unit value at
      beginning of period..........  $   14.93   $   14.63   $   14.59     $   14.59       $1.37     $      2.27
(2)  Accumulation unit value at end
      of period....................  $   15.50   $   14.93   $   14.63     $   14.59           *     $      1.37
(3)  Number of accumulation units
      outstanding at end of
      period.......................  408,562.9   411,192.6   423,127.6     461,966.9         0.0     2,873,380.3

                                         FOCUS TWENTY V.I.*           BLACKROCK FUNDAMENTAL GROWTH V.I.
                                     --------------------------   ------------------------------------------
                                      1/1/01 TO    7/10/00** TO    1/1/06 TO      1/1/05 TO      1/1/04 TO
                                      12/31/01       12/31/00       12/31/06       12/31/05       12/31/04
                                     -----------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
      beginning of period..........  $      7.47   $     10.00            8.89   $       8.38   $       7.96
(2)  Accumulation unit value at end
      of period....................  $      2.27   $      7.47            9.17   $       8.89   $       8.38
(3)  Number of accumulation units
      outstanding at end of
      period.......................  4,034,923.4   7,843,546.7     6,401,247.1   12,768,261.5   15,080,640.0

                                         BLACKROCK FUNDAMENTAL GROWTH V.I.
                                     -----------------------------------------
                                      1/1/03 TO      1/1/02 TO     5/1/01** TO
                                       11/21/03       12/31/02      12/31/01
                                     ------------   ------------   -----------
(1)  Accumulation unit value at
      beginning of period..........  $       6.30   $       8.81   $     10.00
(2)  Accumulation unit value at end
      of period....................  $       7.96   $       6.30   $      8.81
(3)  Number of accumulation units
      outstanding at end of
      period.......................  15,516,973.2   13,264,514.6   8,002,014.8


                                                        BLACKROCK GLOBAL ALLOCATION V.I.*
                                     ------------------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO
                                       12/31/06       12/31/05       12/31/04       12/31/03       12/31/02
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      24.22   $      22.21   $      19.68   $      14.81   $      16.34
(2)  Accumulation unit value at end
       of period...................  $      27.84   $      24.22   $      22.21   $      19.68   $      14.81
(3)  Number of accumulation units
       outstanding at end of
       period......................  21,428,531.4   24,108,337.9   24,110,581.6   22,469,238.8   20,901,685.5

                                                        BLACKROCK GLOBAL ALLOCATION V.I.*
                                     ------------------------------------------------------------------------
                                      1/1/01 TO      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      18.18   $      20.38   $      17.02   $      15.85   $      14.35
(2)  Accumulation unit value at end
       of period...................  $      16.34   $      18.18   $      20.38   $      17.02   $      15.85
(3)  Number of accumulation units
       outstanding at end of
       period......................  22,994,595.1   26,893,300.8   31,675,601.7   40,349,522.0   48,987,486.9


                                              GLOBAL BOND FOCUS*
                                     -------------------------------------
                                     1/1/02 TO    1/1/01 TO     1/1/00 TO
                                     12/31/02     12/31/01      12/31/00
                                     ---------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........   $11.68     $     12.23   $     12.35
(2)  Accumulation unit value at end
       of period...................      ***     $     11.68   $     12.23
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     2,023,068.6   2,519,404.0

                                               GLOBAL BOND FOCUS*
                                     ---------------------------------------
                                      1/1/99 TO     1/1/98 TO     1/1/97 TO
                                      12/31/99      12/31/98      12/31/97
                                     -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     13.63   $     12.27   $     12.20
(2)  Accumulation unit value at end
       of period...................  $     12.35   $     13.63   $     12.27
(3)  Number of accumulation units
       outstanding at end of
       period......................  3,371,794.8   4,521,788.3   5,666,135.2


---------------

 * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                BLACKROCK GLOBAL GROWTH V.I.
                                     -----------------------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO      1/1/01 TO
                                      12/31/06      12/31/05      12/31/04      12/31/03       12/31/02       12/31/01
                                     -----------   -----------   -----------   -----------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     11.34   $      9.99   $      8.79   $      6.67   $       9.35   $      12.32
(2)  Accumulation unit value at end
       of period...................  $     13.65   $     11.34   $      9.99   $      8.79   $       6.67   $       9.35
(3)  Number of accumulation units
       outstanding at end of
       period......................  3,775,305.3   3,893,649.2   8,181,883.5   9,055,643.3   10,256,753.2   11,432,780.1

                                           BLACKROCK GLOBAL GROWTH V.I.
                                     -----------------------------------------
                                      1/1/00 TO      1/1/99 TO     6/5/98** TO
                                       12/31/00       12/31/99      12/31/98
                                     ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      14.69   $      10.74   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      12.32   $      14.69   $     10.74
(3)  Number of accumulation units
       outstanding at end of
       period......................  19,603,914.4   11,158,593.7   1,298,842.5


                                                                BLACKROCK GOVERNMENT INCOME V.I.
                                     ---------------------------------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO
                                       12/31/06       12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      17.16   $      16.85   $      16.40   $      16.29   $      15.04   $      14.24
(2)  Accumulation unit value at end
       of period...................  $      17.60   $      17.16   $      16.85   $      16.40   $      16.29   $      15.04
(3)  Number of accumulation units
       outstanding at end of
       period......................  12,477,830.3   14,380,031.5   15,486,013.3   20,466,500.5   25,047,294.4   22,840,454.2

                                                 BLACKROCK GOVERNMENT INCOME V.I.
                                     --------------------------------------------------------
                                      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/00       12/31/99       12/31/98      12/31/97
                                     ------------   ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      12.95   $      13.36   $      12.45   $     11.59
(2)  Accumulation unit value at end
       of period...................  $      14.24   $      12.95   $      13.36   $     12.45
(3)  Number of accumulation units
       outstanding at end of
       period......................  21,134,395.4   26,086,856.7   24,286,677.2   13,405,996.1


                                                                   BLACKROCK HIGH INCOME V.I.
                                     --------------------------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO
                                      12/31/06       12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                     -----------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     21.61   $      21.57   $      19.55   $      15.47   $      15.91   $      15.51
(2)  Accumulation unit value at end
       of period...................  $     23.34   $      21.61   $      21.57   $      19.55   $      15.47   $      15.91
(3)  Number of accumulation units
       outstanding at end of
       period......................  7,798,004.0    9,802,703.0   12,701,546.8   14,782,130.1   15,247,591.1   20,369,245.5

                                                    BLACKROCK HIGH INCOME V.I.
                                     ---------------------------------------------------------
                                      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      16.92   $      16.18   $      16.93   $      15.46
(2)  Accumulation unit value at end
       of period...................  $      15.51   $      16.92   $      16.18   $      16.93
(3)  Number of accumulation units
       outstanding at end of
       period......................  23,373,205.6   26,535,665.7   29,043,029.8   29,861,630.9


                                                   BLACKROCK S&P 500 INDEX V.I.
                                     ---------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO
                                       12/31/06       12/31/05       12/31/04       12/31/03
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      16.79   $      16.30   $      14.95   $      11.82
(2)  Accumulation unit value at end
       of period...................  $      19.13   $      16.79   $      16.30   $      14.95
(3)  Number of accumulation units
       outstanding at end of
       period......................  10,626,354.7   13,423,583.7   16,719,580.1   17,846,470.4

                                                                  BLACKROCK S&P 500 INDEX V.I.
                                     ---------------------------------------------------------------------------------------
                                      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/02       12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      15.44   $      17.85   $      19.96   $      16.79   $      13.27   $      10.12
(2)  Accumulation unit value at end
       of period...................  $      11.82   $      15.44   $      17.85   $      19.96   $      16.79   $      13.27
(3)  Number of accumulation units
       outstanding at end of
       period......................  17,963,770.6   21,190,706.5   22,709,749.8   22,900,998.5   19,261,320.4   13,455,750.2


---------------

 * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



** Available for allocations of premiums or contract value effective following the close of business.

                                                         INTERNATIONAL EQUITY FOCUS*
                                     --------------------------------------------------------------------
                                     1/1/01 TO    1/1/00 TO     1/1/99 TO      1/1/98 TO      1/1/97 TO
                                     12/31/01     12/31/00       12/31/99       12/31/98       12/31/97
                                     ---------   -----------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........   $13.20     $     16.18   $      11.91   $      11.20   $      11.90
(2)  Accumulation unit value at end
       of period...................        *     $     13.20   $      16.18   $      11.91   $      11.20
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     8,131,177.0   10,055,061.4   13,703,986.4   33,698,719.2

                                                 BLACKROCK INTERNATIONAL VALUE V.I.*
                                     ------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      11/21/03** TO
                                       12/31/06       12/31/05       12/31/04        12/31/03
                                     ------------   ------------   ------------   ---------------
(1)  Accumulation unit value at
       beginning of period.........  $      16.20   $      14.71   $      12.17    $      11.08
(2)  Accumulation unit value at end
       of period...................  $      20.45   $      16.20   $      14.71    $      12.17
(3)  Number of accumulation units
       outstanding at end of
       period......................  14,169,614.9   16,310,930.3   19,033,126.6    19,807,166.8


                                                                BLACKROCK LARGE CAP CORE V.I.***
                                     ---------------------------------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO
                                       12/31/06       12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                     ------------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      32.10   $      28.75   $      24.95   $      19.23   $      23.47   $      25.70
(2)  Accumulation unit value at end
       of period...................  $      36.35   $      32.10   $      28.75   $      24.95   $      19.23   $      23.47
(3)  Number of accumulation units
       outstanding at end of
       period......................  12,699,108.3   14,507,568.5   16,372,611.0   17,864,899.2   19,455,855.7   21,872,938.3

                                                 BLACKROCK LARGE CAP CORE V.I.***
                                     ---------------------------------------------------------
                                      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      28.89   $      22.28   $      19.54   $      16.01
(2)  Accumulation unit value at end
       of period...................  $      25.70   $      28.89   $      22.28   $      19.54
(3)  Number of accumulation units
       outstanding at end of
       period......................  25,660,426.4   28,750,257.4   33,613,045.0   38,815,927.3


                                                        BLACKROCK LARGE CAP
                                                            GROWTH V.I.*
                                     ----------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO     11/21/03** TO
                                       12/31/06       12/31/05       12/31/04       12/31/03
                                     ------------   ------------   ------------   -------------
(1)  Accumulation unit value at
       beginning of period.........  $      10.31   $       9.45   $       8.88    $      8.80
(2)  Accumulation unit value at end
       of period...................  $      10.91   $      10.31   $       9.45    $      8.88
(3)  Number of accumulation units
       outstanding at end of
       period......................  15,730,644.8   15,997,010.9   15,568,713.5    6,240,868.3


                                                              BLACKROCK LARGE CAP VALUE V.I.
                                     ---------------------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO    5/1/01** TO
                                      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                     -----------   -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     15.41   $     13.31   $     11.20   $      8.48   $      9.83   $     10.00
(2)  Accumulation unit value at end
       of period...................  $     17.64   $     15.41   $     13.31   $     11.20   $      8.48   $      9.83
(3)  Number of accumulation units
       outstanding at end of
       period......................  8,616,538.0   8,866,791.8   8,560,087.4   7,822,626.6   6,809,319.2   1,258,222.7


                                                        NATURAL RESOURCES FOCUS
                                     -------------------------------------------------------------------------------
                                     1/1/02 TO   1/1/01 TO   1/1/00 TO    1/1/99 TO     1/1/98 TO        1/1/97 TO
                                     12/31/02    12/31/01    12/31/00     12/31/99      12/31/98          12/31/97
                                     ---------   ---------   ---------   -----------   -----------     -------------
(1)  Accumulation unit value at
       beginning of period.........   $15.29     $   17.42   $   12.68   $     10.14   $     12.14      $     14.06
(2)  Accumulation unit value at end
       of period...................      ***     $   15.29   $   17.42   $     12.68   $     10.14      $     12.14
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     664,973.7   841,185.9   1,054,802.2   1,411,604.8      2,034,154.7


---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                       RESERVE ASSETS V.I.*
                                     ---------------------------------------------------------
                                     1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO
                                     11/21/03    12/31/02    12/31/01    12/31/00    12/31/99
                                     ---------   ---------   ---------   ---------   ---------
(1)  Accumulation unit value at
       beginning of period.........   $14.62     $   14.53   $   14.09   $   13.39   $   12.87
(2)  Accumulation unit value at end
       of period...................        *     $   14.62   $   14.53   $   14.09   $   13.39
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     449,604.0   552,291.8   745,679.0   902,717.9

                                     RESERVE ASSETS V.I.*
                                     ---------------------
                                     1/1/98 TO   1/1/97 TO
                                     12/31/98    12/31/97
                                     ---------   ---------
(1)  Accumulation unit value at
       beginning of period.........  $   12.32   $   11.79
(2)  Accumulation unit value at end
       of period...................  $   12.87   $   12.32
(3)  Number of accumulation units
       outstanding at end of
       period......................  913,135.2   917,759.7


                                                      BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ---------------------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO
                                      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                     -----------   -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     23.91   $     21.23   $     17.12   $     14.44   $     18.01   $     21.24
(2)  Accumulation unit value at end
       of period...................  $     29.54   $     23.91   $     21.23   $     17.12   $     14.44   $     18.01
(3)  Number of accumulation units
       outstanding at end of
       period......................  1,217,584.7   1,460,485.8   1,749,447.7   2,105,169.4   2,509,787.9   3,227,019.1

                                        BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ------------------------------------------------------
                                      1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                      12/31/00      12/31/99      12/31/98       12/31/97
                                     -----------   -----------   -----------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     22.12   $     19.91   $     16.27   $      13.10
(2)  Accumulation unit value at end
       of period...................  $     21.24   $     22.12   $     19.91   $      16.27
(3)  Number of accumulation units
       outstanding at end of
       period......................  4,076,374.7   5,102,928.3   6,354,180.9    7,581,562.1


                                                               BLACKROCK VALUE OPPORTUNITIES V.I.
                                     --------------------------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO
                                      12/31/06       12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                     -----------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     38.86   $      35.68   $      31.46   $      22.31   $      29.66   $      23.15
(2)  Accumulation unit value at end
       of period...................  $     43.26   $      38.86   $      35.68   $      31.46   $      22.31   $      29.66
(3)  Number of accumulation units
       outstanding at end of
       period......................  6,875,035.0    8,664,083.6   11,959,661.1   14,659,369.3   16,380,006.3   20,951,548.1

                                                BLACKROCK VALUE OPPORTUNITIES V.I.
                                     ---------------------------------------------------------
                                      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      20.45   $      15.45   $      16.75   $      15.20
(2)  Accumulation unit value at end
       of period...................  $      23.15   $      20.45   $      15.45   $      16.75
(3)  Number of accumulation units
       outstanding at end of
       period......................  22,009,316.5   22,646,932.9   25,287,229.6   25,060,617.0


                                                     ROSZEL/
                                           DELAWARE TREND PORTFOLIO***
                                     ----------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO   5/1/03** TO
                                      12/31/06      12/31/05      12/31/04     12/31/03
                                     -----------   -----------   -----------  -----------
(1)  Accumulation unit value at
      beginning of period..........  $     13.96   $     13.51   $     12.28  $     10.00
(2)  Accumulation unit value at end
      of period....................  $     14.83   $     13.96   $     13.51  $     12.28
(3)  Number of accumulation units
      outstanding at end of
      period.......................  1,582,892.1   2,033,926.0   4,498,173.0  4,128,495.9





                                                 ROSZEL/JP MORGAN
                                                 SMALL CAP GROWTH
                                   ---------------------------------------------------------------------

                                     1/1/06 TO     1/1/05 TO     1/1/04 TO      1/1/03 TO      7/1/02 TO
                                     12/31/06      12/31/05      12/31/04        12/31/03       12/31/02
                                    -----------   -----------   -----------    ------------    ----------
(1)  Accumulation unit value at
      beginning of period.......... $     12.89   $     12.28   $     11.4      $     8.44    $    10.00
(2)  Accumulation unit value at end
      of period.................... $     14.71   $     12.89   $     12.2      $    11.42    $     8.44
(3)  Number of accumulation units
      outstanding at end of
      period....................... 4,702,100.1   5,750,379.3   5,327,782.5     5,608,777.3   4,729,763.5


                                                       ROSZEL/LORD ABBETT
                                                      AFFILIATED PORTFOLIO
                                      -----------------------------------------------------
                                       1/1/06 TO     1/1/05 TO     1/1/04 TO    5/1/03** TO
                                       12/31/06      12/31/05      12/31/04      12/31/03
                                      -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
      beginning of period..........   $     13.41   $     13.17   $     12.00   $     10.00
(2)  Accumulation unit value at end
      of period....................   $     15.55   $     13.41   $     13.17   $     12.00
(3)  Number of accumulation units
      outstanding at end of
      period.......................   1,833,495.0   1,977,684.4   1,983,245.5     897,575.4


---------------

 * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.


                                                      ROSZEL/LORD ABBETT MID CAP VALUE
                                     -------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     7/1/02 TO
                                      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
                                     -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
      beginning of period..........  $     14.41   $     13.49   $     11.04   $      8.97   $     10.00
(2)  Accumulation unit value at end
      of period....................  $     15.94   $     14.41   $     13.49   $     11.04   $      8.97
(3)  Number of accumulation units
      outstanding at end of
      period.......................  7,532,838.0   9,562,491.2   9,952,051.0   9,065,250.4   7,238,257.9

                                            ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
                                                          PORTFOLIO***
                                     ------------------------------------------------------
                                                                                 5/1/03**
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO         TO
                                      12/31/06      12/31/05      12/31/04       12/31/03
                                     -----------   -----------   -----------   ------------
(1)  Accumulation unit value at
      beginning of period..........  $     14.09   $     13.05   $     11.72   $      10.00
(2)  Accumulation unit value at end
      of period....................  $     14.79   $     14.09   $     13.05   $      11.72
(3)  Number of accumulation units
      outstanding at end of
      period.......................  9,183,106.7   9,793,337.8   11,132,953.2  11.191,632.4


                                                     ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
                                     -------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     7/1/02 TO
                                      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
                                     -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
      beginning of period..........  $     16.38   $     14.85   $     12.26   $      9.33   $     10.00
(2)  Accumulation unit value at end
      of period....................  $     19.69   $     16.38   $     14.85   $     12.26   $      9.33
(3)  Number of accumulation units
      outstanding at end of
      period.......................  4,153,929.1   4,724,955.8   3,899,445.2   3,320,853.4   2,244,144.2


                                                       ROSZEL/SELIGMAN MID CAP GROWTH
                                     -------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     7/1/02 TO
                                      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
                                     -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     14.19   $     12.85   $     11.99   $      9.12   $     10.00
(2)  Accumulation unit value at end
       of period...................  $     14.79   $     14.19   $     12.85   $     11.99   $      9.12
(3)  Number of accumulation units
       outstanding at end of
       period......................  2,905,294.2   3,816,347.2   3,320,794.5   2,407,444.2   1,431,411.5

                                                  SELECT TEN V.I. TRUST****
                                     ---------------------------------------------------
                                     1/1/01 TO    1/1/00 TO     1/1/99 TO    6/5/98** TO
                                     12/31/01     12/31/00      12/31/99      12/31/98
                                     ---------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........   $10.67     $      9.39   $     10.12   $     10.00
(2)  Accumulation unit value at end
       of period...................     ****     $     10.67   $      9.39   $     10.12
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     2,176,124.5   6,451,242.3   2,066,901.2


                                                 AIM V.I. CAPITAL APPRECIATION
                                     -----------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO
                                      12/31/06      12/31/05      12/31/04      12/31/03
                                     -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     13.51   $     12.58   $     11.96   $      9.36
(2)  Accumulation unit value at end
       of period...................  $     14.17   $     13.51   $     12.58   $     11.96
(3)  Number of accumulation units
       outstanding at end of
       period......................  5,101,316.9   6,445,557.2   7,941,251.2   6,910,850.5

                                                                AIM V.I. CAPITAL APPRECIATION
                                     ------------------------------------------------------------------------------------
                                      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO     1/1/98 TO     1/1/97 TO
                                       12/31/02       12/31/01       12/31/00      12/31/99      12/31/98      12/31/97
                                     ------------   ------------   ------------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      12.54   $      16.57   $      18.86   $     13.22   $     11.23   $     10.03
(2)  Accumulation unit value at end
       of period...................  $       9.36   $      12.54   $      16.57   $     18.86   $     13.22   $     11.23
(3)  Number of accumulation units
       outstanding at end of
       period......................   8,025,721.1   10.501,783.4   12,692,918.0   8,479,385.9   7,273,224.1   9,024,846.3


                                      AIM V.I.
                                        CORE
                                     EQUITY*****                 AIM V.I. PREMIER EQUITY*****
                                     -----------   ---------------------------------------------------------
                                     5/1/06** TO    1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO
                                      12/31/06       4/28/06        12/31/05       12/31/04       12/31/03
                                     -----------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     10.24   $      14.06   $      13.49   $      12.93   $      10.48
(2)  Accumulation unit value at end
       of period...................  $     11.09   $      14.78   $      14.06   $      13.49   $      12.93
(3)  Number of accumulation units
       outstanding at end of
       period......................  9,365,385.9             --    8,421,710.3   11,039,654.2   14,288,978.2


                                                                  AIM V.I. PREMIER EQUITY*****
                                     --------------------------------------------------------------------------------------
                                      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/02       12/31/01       12/31/00       12/31/99       12/31/98      12/31/97
                                     ------------   ------------   ------------   ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      15.22   $      17.65   $      20.96   $      16.35   $      12.52   $     10.26
(2)  Accumulation unit value at end
       of period...................  $      10.48   $      15.22   $      17.65   $      20.96   $      16.35   $     12.52
(3)  Number of accumulation units
       outstanding at end of
       period......................  17,338,145.2   24,637,001.5   26,715,565.3   26,006,506.4   18,123,583.9   8,189,098.3


---------------
  ** Available for allocations of premiums or contract value effective following the close of business.

 *** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

 **** The 1998 Select Ten Trust terminated on April 30, 1999. The 1999 Select
      Ten Trust commenced operation on May 1, 1999, at an accumulation unit value of $10.00. The 1999 Select Ten Trust terminated on April 30, 2000. The 2000 Select Ten V.I. Trust commenced operation on May 1, 2000, at an accumulation unit value of $10.00. The 2000 Select Ten V.I. Trust terminated on April 30, 2001.

***** Effective May 1, 2006, the AIM V.I. Premier Equity Fund merged with and into the AIM V.I. Core Equity Fund.

                                                      ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
                                     ------------------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO      1/1/03 TO      1/1/02 TO
                                       12/31/06       12/31/05       12/31/04       12/31/03       12/31/02
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      17.20   $      15.14   $      14.13   $      11.58   $      16.92
(2)  Accumulation unit value at end
       of period...................  $      16.89   $      17.20   $      15.14   $      14.13   $      11.58
(3)  Number of accumulation units
       outstanding at end of
       period......................   9,513,447.5   12,113,592.7   15,304,302.7   27,284,337.0   31,618,066.4

                                                      ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
                                     ------------------------------------------------------------------------
                                      1/1/01 TO      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                     ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $      20.72   $      25.17   $      19.28   $      13.21   $      10.00
(2)  Accumulation unit value at end
       of period...................  $      16.92   $      20.72   $      25.17   $      19.28   $      13.21
(3)  Number of accumulation units
       outstanding at end of
       period......................  39,464,410.9   43,927,124.9   42,583,927.7   32,445,966.0   17,656,658.9


                                                              ALLIANCEBERNSTEIN VPS QUASAR***
                                     ---------------------------------------------------------------------------------
                                     1/1/03 TO    1/1/02 TO     1/1/01 TO      1/1/00 TO      1/1/99 TO    6/5/98** TO
                                     11/21/03     12/31/02       12/31/01       12/31/00      12/31/99      12/31/98
                                     ---------   -----------   ------------   ------------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........    $5.31     $      7.89   $       9.17   $       9.90   $      8.57   $     10.00
(2)  Accumulation unit value at end
       of period...................      ***     $      5.31   $       7.89   $       9.17   $      9.90   $      8.57
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     7,562,517.2   13,474,323.7   15,221,526.4   7,760,537.8   1,208,208.4

                                                     ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY
                                     -----------------------------------------------------------------------
                                     1/1/06 TO   1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO   5/1/01** TO
                                     12/31/06    12/31/05    12/31/04    12/31/03    12/31/02     12/31/01
                                     ---------   ---------   ---------   ---------   ---------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $    7.05   $    6.88   $    6.61   $    4.65   $    8.09   $     10.00
(2)  Accumulation unit value at end
       of period...................  $    7.56   $    7.05   $    6.88   $    6.61   $    4.65   $      8.09
(3)  Number of accumulation units
       outstanding at end of
       period......................  519,722.8   565,785.8   792,831.6   828,028.4   411,448.1   3,408,114.3



                                                             AMERICAN CENTURY VP INTERNATIONAL
                                     ---------------------------------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO    5/1/01** TO
                                      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                     -----------   -----------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      9.91   $      8.87   $      7.82   $      6.37   $      8.10   $     10.00
(2)  Accumulation unit value at end
       of period...................  $     12.22   $      9.91   $      8.87   $      7.82   $      6.37   $      8.10
(3)  Number of accumulation units
       outstanding at end of
       period......................  5,101,444.9   5,604,296.2   6,558,283.5   5,389,464.6   5,041,841.7   4,233,366.1

                                                 AMERICAN CENTURY
                                                   VP ULTRA FUND
                                     -----------------------------------------
                                      1/1/06 TO      1/1/05 TO     5/1/04** TO
                                      12/31/06       12/31/05       12/31/04
                                     -----------   -------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $     10.75    $     10.67     $   10.00
(2)  Accumulation unit value at end
       of period...................  $     10.26    $     10.75     $   10.67
(3)  Number of accumulation units
       outstanding at end of
       period......................  1,044,978.4    1,251,178.2     154,232.3



                                                                         DAVIS VALUE
                                     ------------------------------------------------------------------------------------
                                      1/1/06 TO      1/1/05 TO      1/1/04 TO     1/1/03 TO      1/1/02 TO    5/1/01** TO
                                       12/31/06       12/31/05      12/31/04       12/31/03      12/31/02      12/31/01
                                     ------------   ------------   -----------   ------------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      11.75   $      10.88   $      9.82   $       7.67   $      9.28   $     10.00
(2)  Accumulation unit value at end
       of period...................  $      13.33   $      11.75   $     10.88   $       9.82   $      7.67   $      9.28
(3)  Number of accumulation units
       outstanding at end of
       period......................  10,961,194.6   12,039,070.5   11,622,640.1  10,060,406.4   7,947,780.8   6,727,793.0

                                                    FEDERATED                                FEDERATED
                                              CAPITAL APPRECIATION                            KAUFFMAN
                                                     FUND II                                  FUND II
                                     ---------------------------------------   --------------------------------------
                                      1/1/06 TO     1/1/05 TO    5/1/04** TO    1/1/06 TO     1/1/05 TO   5/1/04** TO
                                       12/31/06      12/31/05     12/31/04       12/31/06     12/31/05     12/31/04
                                     ------------   ----------   -----------   ------------   ---------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      10.72    $  10.66     $  10.00     $      12.22   $   11.14    $   10.00
(2)  Accumulation unit value at end
       of period...................  $      12.29    $  10.72     $  10.66     $      13.86   $   12.22    $   11.14
(3)  Number of accumulation units
       outstanding at end of
       period......................      88,275.9    87,630.2     62,722.5        903,840.5   827,311.5    523,100.9


---------------

 * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                              MERCURY INTERNATIONAL VALUE V.I.*
                                     ------------------------------------------------------------------------------------
                                     1/1/03 TO    1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO     6/5/98** TO
                                     11/21/03      12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
                                     ---------   ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........    $8.67     $       9.93   $      11.56   $      11.39   $       9.49   $      10.00
(2)  Accumulation unit value at end
       of period...................        *     $       8.67   $       9.93   $      11.39   $       9.49   $       8.89
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     21,631,322.8   27,563,545.4   27,031,930.9   22,677,967.0   28,051,199.1

                                                    MERRILL LYNCH LARGE CAP GROWTH V.I.*
                                     ------------------------------------------------------------------
                                     1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO    6/18/99** TO
                                     11/21/03     12/31/02      12/31/01      12/31/00       12/31/99
                                     ---------   -----------   -----------   -----------   ------------
(1)  Accumulation unit value at
       beginning of period.........    $6.72     $      8.89   $      9.94   $     11.98    $   10.00
(2)  Accumulation unit value at end
       of period...................        *     $      6.72   $      8.89   $      9.94    $   11.98
(3)  Number of accumulation units
       outstanding at end of
       period......................      0.0     3,896,489.7   3,380,676.0   3,371,281.5    982,517.4

                                                     MFS(R) EMERGING GROWTH
                                     ------------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO
                                      12/31/06      12/31/05      12/31/04       12/31/03
                                     -----------   -----------   -----------   ------------
(1)  Accumulation unit value at
       beginning of period.........  $     14.32   $     13.29   $     11.93   $       9.28
(2)  Accumulation unit value at end
       of period...................  $     15.24   $     14.32   $     13.29   $      11.93
(3)  Number of accumulation units
       outstanding at end of
       period......................  4,988,201.9   7,484,430.4   9,274,116.1   11,141.156.1

                                                                     MFS(R) EMERGING GROWTH
                                     --------------------------------------------------------------------------------------
                                      1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO
                                       12/31/02       12/31/01       12/31/00       12/31/99       12/31/98      12/31/97
                                     ------------   ------------   ------------   ------------   ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      14.21   $      21.65   $      27.30   $      15.66   $      11.83   $      9.83
(2)  Accumulation unit value at end
       of period...................  $       9.28   $      14.21   $      21.65   $      27.30   $      15.66   $     11.83
(3)  Number of accumulation units
       outstanding at end of
       period......................  12,747,207.1   17,457,850.7   21,939,638.7   17,748,946.8   13,340,981.2   6,318,571.3


                                                               MFS(R) RESEARCH***
                                     -----------------------------------------------------------------------
                                      1/1/03 TO     1/1/02 TO      1/1/01 TO      1/1/00 TO      1/1/99 TO
                                      11/21/03       12/31/02       12/31/01       12/31/00       12/31/99
                                     -----------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........     $9.67      $      12.99   $      16.73   $      17.82   $      14.56
(2)  Accumulation unit value at end
       of period...................       ***      $       9.67   $      12.99   $      16.73   $      17.82
(3)  Number of accumulation units
       outstanding at end of
       period......................       0.0      13,792,174.9   18,733,036.0   21,792,941.5   17,139,010.1

                                         MFS(R) RESEARCH***
                                     --------------------------
                                      1/1/98 TO      1/1/97 TO
                                       12/31/98      12/31/97
                                     ------------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      11.96   $     10.08
(2)  Accumulation unit value at end
       of period...................  $      14.56   $     11.96
(3)  Number of accumulation units
       outstanding at end of
       period......................  14,322,681.4   9,049,568.0



                                        PIMCO PEA RENAISSANCE PORTFOLIO                  PIMCO TOTAL RETURN
                                     -------------------------------------   ------------------------------------------
                                      1/1/06 TO    1/1/05 TO   5/1/04** TO    1/1/06 TO      1/1/05 TO      1/1/04 TO
                                      12/31/06     12/31/05     12/31/04       12/31/06       12/31/05       12/31/04
                                     -----------   ---------   -----------   ------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period.........   $   10.72    $   11.38    $   10.00    $      11.39   $      11.27   $      10.89
(2)  Accumulation unit value at end
       of period...................   $   11.78    $   10.72    $   11.38    $      11.67   $      11.39   $      11.27
(3)  Number of accumulation units
       outstanding at end of
       period......................   327,720.1    494,683.8    574,066.1    19,009,898.3   20,022,509.8   18,717,651.9

                                                                                VAN KAMPEN
                                         PIMCO TOTAL RETURN                 COMSTOCK PORTFOLIO
                                     --------------------------   ---------------------------------------
                                      1/1/03 TO      7/1/02 TO     1/1/06 TO     1/1/05 TO    5/1/04** TO
                                       12/31/03      12/31/02      12/31/06      12/31/05      12/31/04
                                     ------------   -----------   -----------   -----------   -----------
(1)  Accumulation unit value at
       beginning of period.........  $      10.51   $     10.00   $     11.63   $     11.29    $   10.00
(2)  Accumulation unit value at end
       of period...................  $      10.89   $     10.51   $     13.34   $     11.63    $   11.29
(3)  Number of accumulation units
       outstanding at end of
       period......................  14,558,447.2   9,661,753.1   4,270,365.2   3,910,546.6    541,712.8


---------------

 * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which was renamed the Mercury Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which was renamed the Mercury Core Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION

     Selling the Contract

     Financial Statements

     Administrative Services Arrangements

     Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS

     Money Market Yields

     Other Subaccount Yields

     Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                   APPENDIX A

CALCULATION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

Owners of Contracts issued on Contract Forms ML-VA-001 and ML-VA-002 with the 5% Rising Floor with 7th Anniversary Step-Up death benefit may have elected to change their death benefits to the MAV death benefit. The Maximum Anniversary Value (MAV) Death Benefit that applies to such Contracts is as follows.

       (a) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,

          (i) we calculate an anniversary value for each contract anniversary beginning with the effective date of the change to the MAV death benefit through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the annuitant's, if the owner is a non-natural) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.

          (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value. It is also the amount referred to as the "Guaranteed Minimum Death Benefit."

       (b) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals: the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by an amount equal to (i) divided by (ii) where (i) is the Guaranteed Minimum Death Benefit prior to the transfer or withdrawal and (ii) is the value of Account A prior to the transfer or withdrawal.

The period for which we will calculate the Maximum Anniversary Value is based on your attained age (or the attained age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date of the change to the MAV death benefit. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.

                                   APPENDIX B

CALCULATION OF THE 5% RISING FLOOR WITH 7TH ANNIVERSARY STEP-UP FOR CONTRACT FORM ML-VA-002

The following discussion applies for issue ages under 80.

       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less "adjusted transfers" to Account B and "adjusted withdrawals" from Account A with interest at 5% annually. (If your Contract was issued before we received state approval for the 7th anniversary value described below, we do not "adjust" transfers and withdrawals in this calculation.)
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,
          (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
          (ii) we calculate 5% assumed annual interest on premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

      We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach age 80, or the date of your death.

       (c) Assuming that when we obtained necessary state approval you have not attained age 80 or your death benefit was not "capped", we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.

There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the 5% Rising Floor with 7th Anniversary Step-Up. Interest accrues until the earliest of:

       (1) The last day of the 20th contract year;
       (2) The last day of the contract year in which the contract owner attains age 80;
       (3) The date of death of the contract owner.

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP DEATH BENEFIT. THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.


FACTS: Assume a 68 year-old person purchased a Contract on June 1, 2007 with the 5% Rising Floor with 7th Year Anniversary Step-Up Death Benefit and made an initial payment of $100,000, which was allocated completely to Account A. During his or her life, the contract owner makes no withdrawals, transfers, or additional premium payments. The following chart, which is discussed in more detail below, depicts the potential Death Benefit at certain points over the life of the contract owner.



                                                                                                (CV)
                                                                         -----------------------------

                                                                            TRANSACTIONS
                                                                         ------------------   CONTRACT
   DATE                                                                   PREM.     WITHDR.    VALUE
 -----------------------------------------------------------------------------------------------------
 6/1/07    THE CONTRACT IS ISSUED                                        $100,000             $100,000
           CV = $100,000, X = $100,000, Y = $0 (because the contract
           has not yet reached a seventh anniversary), and Z = $0
           (because the contract owner has not attained age 80)
           DB = $100,000
 6/1/08    FIRST CONTRACT ANNIVERSARY                                                         $104,000
           Assume contract value increased $4,000 due to positive
           investment performance
           CV = $104,000, X = $105,000 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for one year), Y = $0 (because the contract has not yet reached a
           seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($104,000, $105,000, $0, $0) = $105,000
 6/1/09    SECOND CONTRACT ANNIVERSARY                                                        $120,000
           Assume contract value increased $16,000 due to positive
           investment performance
           CV = $120,000, X = $110,250 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for two years), Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($120,000, $110,250, $0, $0) = $120,000
 6/1/14    SEVENTH CONTRACT ANNIVERSARY                                                       $160,000
           Assume contract value increased $40,000 due to positive
           investment performance
           CV = $160,000, X = $140,710 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           seven years), Y = $160,000 (the value of Account A on the
           Seventh Anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($160,000, $140,710, $160,000, $0) = $160,000
 6/1/15    EIGHTH CONTRACT ANNIVERSARY                                                        $130,000
           Assume contract value decreased $30,000 due to negative
           investment performance
           CV = $130,000, X = $147,746 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           eight years), Y = $168,000 (the contract value on the
           seventh anniversary at an interest rate compounded daily to yield 5% annually for one year), and Z = $0 (because the
           contract owner has not attained age 80)
           DB = greatest ($130,000, $147,746, $168,000, $0) = $168,000
 6/1/16    TWELFTH CONTRACT ANNIVERSARY                                                       $210,000
           Assume contract value increased $80,000 due to positive
           investment performance
           CV = $210,000, X = $179,586 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           seven years), Y = $204,205 (the contract value on the
           seventh anniversary at an interest rate compounded daily to yield 5% annually for five years), and Z = $210,000 (the
           value of Account A on the anniversary the owner attains age
           80)
           DB = greatest ($210,000, $179,586, $204,205, $210,000) =
           $210,000
 -----------------------------------------------------------------------------------------------------

                         (GMDB)
            GUARANTEED MINIMUM DEATH BENEFIT
                (GREATEST OF X, Y, OR Z)
           -----------------------------------
             (X)         (Y)           (Z)                     (DB)
           ----------------------------------------------------------------------
                                    ATTAINED
                                     AGE 80
           PREMIUMS    GREATEST    ANNIVERSARY                DEATH
   DATE     AT 5%     7TH ANNIV.      VALUE                  BENEFIT
 6/1/07    $100,000          $0           $0     $100,000 (Greater of CV or GMDB)
 6/1/08    $105,000          $0           $0     $105,000 (Greater of CV or GMDB)
 6/1/09    $110,250          $0           $0     $120,000 (Greater of CV or GMDB)
 6/1/14    $140,710    $160,000           $0     $160,000 (Greater of CV or GMDB)
 6/1/15    $147,746    $168,000           $0     $168,000 (Greater of CV or GMDB)
 6/1/16    $179,586    $204,205     $210,000     $210,000 (Greater of CV or GMDB)
 -----------------------------------------------------------------------------------------------------

                                   APPENDIX C

CALCULATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP FOR CONTRACT FORM ML-VA-001 (EXCEPT CONTRACTS ISSUED IN WASHINGTON)

       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less transfers to Account B and withdrawals from Account A with interest at 5% annually. Interest accrues until the last day of the 20th contract year.
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,

           (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
           (ii) we calculate 5% assumed annual interest to premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

       We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach attained age 80, or the date of your death. Interest accrues until the earliest of:

          (1) The last day of the 20th contract year;
          (2) The last day of the contract year in which the contract owner attains age 80;
          (3) The date of death of the contract owner.

       (c) Assuming that when we obtained necessary state approval you were not over attained age 80 or your death benefit was not "capped", we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.

                                   APPENDIX D

CALCULATION OF THE 5% RISING FLOOR (FOR CONTRACTS ISSUED IN THE STATE OF WASHINGTON ON CONTRACT FORMS ML-VA-001 AND ML-VA-002)

       (a) We credit 5% assumed annual interest on premiums you pay into Account A.

       (b) We credit 5% assumed annual interest on any transfers to Account B and any withdrawals from Account A.

       (c) We subtract (b) from (a). This amount is referred to as your Guaranteed Minimum Death Benefit.

       (d) We add the value of Account B to the amount in (c).

       (e) We compare the result in (d) to your contract value. The death benefit is the higher of the two.

There are limits on the period during which the 5% interest will accrue for purposes of calculating the 5% Rising Floor. If your Contract was issued on Contract Form ML-VA-002, interest accrues until the earliest of:

       (1) The last day of the 20th contract year;

       (2) The last day of the contract year in which the contract owner attains age 80;

       (3) The date of death of the contract owner.

If your Contract was issued on Contract Form ML-VA-001, interest accrues until the last day of the 20th contract year.

        APPENDIX E -- EXAMPLE OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.


FACTS: Assume that you are under age 78 at issue and elected the Maximum Anniversary Value death benefit. You pay an initial premium of $100,000 on June 1, 2007 and a subsequent premium of $10,000 on December 1, 2008, which are allocated completely to Account A. You also make a withdrawal of $50,000 on January 1, 2009. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV") are illustrated below.


                                                                                                 (A)          (B)         (C)
                                                                         -------------------------------------------------------
                                                                            TRANSACTIONS        PREMS
                                                                         ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
   DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
 -------------------------------------------------------------------------------------------------------------------------------
 6/1/07    THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
           MAV is $0 until first contract anniversary
 6/1/08    FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2008 = Contract value on 6/1/2008
           = $110,000
           MAV = greatest of anniversary values = $110,000
 12/1/08   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
           Assume contract value decreased $6,000 due to negative
           investment performance
           Anniversary value for 6/1/2008 = contract value on 6/1/2008
           + premiums added since that anniversary = $110,000 + $10,000
           = $120,000
           MAV = greatest of anniversary values = $120,000
 1/1/09    OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
           Assume contract value decreased $14,000 due to negative
           investment performance
           Anniversary value for 6/1/2008 = contract value on 6/1/2008
           + premiums added - adjusted withdrawals since that
           anniversary = $110,000 + $10,000 - $60,000 = $60,000
           Adjusted withdrawal = withdrawal X maximum (MAV, prems -
           adj. withdrs.)
           Contract value
           = $50,000 X maximum (120,000 , 110,000)/100,000
           = $50,000 X 120,000/100,000 = $60,000
           (Note: All values are determined immediately prior to the
           withdrawal)
           MAV = greatest of anniversary values = $60,000
 6/1/09    SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
           Assume contract value increased $5,000 due to positive
           investment performance
           Anniversary value for 6/1/2008 = $60,000
           Anniversary value for 6/1/2009 = contract value on 6/1/2009
           = $55,000
           MAV = greatest of anniversary values = maximum ($60,000,
           $55,000) = $60,000
 6/1/10    THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2008 = $60,000
           Anniversary value for 6/1/2009 = contract value on 6/1/2009
           = $55,000
           Anniversary value for 6/1/2010 = contract value on 6/1/2010
           = $65,000
           MAV = greatest of anniversary values maximum ($60,000,
           $55,000, $65,000) = $65,000
 -------------------------------------------------------------------------------------------------------------------------------


           ------------------------------------

   DATE               DEATH BENEFIT
 -------------------------------------------------------------------------------------------------------------------------------
 6/1/07    $100,000 (maximum of (A), (B), (C))
 6/1/08    $110,000 (maximum of (A), (B), (C))
 12/1/08   $120,000 (maximum of (A), (B), (C))
 1/1/09    $60,000 (maximum of (A), (B), (C))
 6/1/09    $60,000 (maximum of (A), (B), (C))
 6/1/10    $65,000 (maximum of (A), (B), (C))
 -------------------------------------------------------------------------------------------------------------------------------


FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE "DEATH BENEFIT."

              APPENDIX F - EXAMPLE OF THE ESTATE ENHANCER BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.


FACTS: Assume that a couple (ages 60 and 55) purchase a Contract on June 1, 2007 with the Estate Enhancer benefit, and makes an initial premium payment of $100,000. The Contract value on the death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.


--------------------------------------------------------------------------
Net Premiums                                                  $100,000
--------------------------------------------------------------------------
Contract Value                                                $300,000
--------------------------------------------------------------------------
Estate Enhancer Gain                                          $200,000
--------------------------------------------------------------------------
Estate Enhancer benefit                                       $ 45,000*
Lesser of 45% of Estate Enhancer Gain ($90,000)
or 45% of Net Premiums ($45,000)
--------------------------------------------------------------------------

     * Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals
       $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ESTATE ENHANCER BENEFIT, SEE "DEATH BENEFIT."

           APPENDIX G - EXAMPLE OF GUARANTEED MINIMUM INCOME BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO ALLOCATIONS OR TRANSFERS TO SEPARATE ACCOUNT B, NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BENEFIT BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.


FACTS: Assume that a male, age 60 purchased the Contract on February 1, 2007 with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:



--------------------------------------------------------------------------------
                                           GMIB BENEFIT          ANNUAL GMIB
CONTRACT ANNIVERSARY*                          BASE              PAYMENTS**
--------------------------------------------------------------------------------
(5(th)) February 1, 2012                     $127,628        GMIB NOT AVAILABLE
                                                                FOR EXERCISE
--------------------------------------------------------------------------------
(10(th)) February 1, 2017                    $162,889              $10,184
--------------------------------------------------------------------------------
(15(th)) February 1, 2022                    $207,893              $14,868
--------------------------------------------------------------------------------
(20(th)) February 1, 2027                    $265,330              $21,715
--------------------------------------------------------------------------------
(25(th)) February 1, 2032***                 $338,635              $31,290
--------------------------------------------------------------------------------
(30(th)) February 1, 2037                         n/a          GMIB TERMINATED
--------------------------------------------------------------------------------


  * The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.

*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BENEFIT BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2007


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY


                    Home Office: Little Rock, Arkansas 72201
                        Service Center: P.O. Box 44222,
                        Jacksonville, Florida 32231-4222
                           4802 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             Phone: (800) 535-5549


                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED


This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") or tax sheltered annuity that is given qualified tax status.



This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2007, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

OTHER INFORMATION...........................................       3
Selling the Contract........................................       3
Financial Statements........................................       3
Administrative Services Arrangements........................       3
Keep Well Agreement.........................................       3
CALCULATION OF YIELDS AND TOTAL RETURNS.....................       3
Money Market Yields.........................................       3
Other Subaccount Yields.....................................       5
Total Returns...............................................       6
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................     S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................     S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................     G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.


For the years ended December 31, 2006, 2005, and 2004, Distributor received $924,298, $2,882,613, and $10,317,234, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2006, 2005, and 2004, Merrill Lynch Life paid administrative services fees of $29.7 million, $33.1 million and $33.2 million, respectively.


KEEP WELL AGREEMENT


On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with Merrill Lynch Life. Under the agreement, at all times that Merrill Lynch Life is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that Merrill Lynch Life maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2006, the statutory net worth of Merrill Lynch Life was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yields for the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Fund or on its respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF  =    the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.
ES   =    per unit expenses for the hypothetical account for the 7-day period.
UV   =    the unit value on the first day of the 7-day period.


Merrill Lynch Life also may quote the effective yield of the Account A BlackRock Money Market V.I. Subaccount or the Account B BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF  =    the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.
ES   =    per unit expenses of the hypothetical account for the 7-day period.
UV   =    the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yields for the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Account A BlackRock Money Market V.I. Subaccount or the Account B BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for that subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Account A BlackRock Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:


                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI   =    net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.
ES   =    expenses of the subaccount for the 30-day or one-month
          period.
U    =    the average number of units outstanding.
UV   =    the unit value at the close of the last day in the 30-day or one-month period.

Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


FUND                                                          FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                                          -------------------   -------------------------
AIM V.I. Capital Appreciation Fund..........................  May 5, 1993           December 18, 1996
AIM V.I. Core Equity Fund...................................  May 2, 1994           May 1, 2006
AllianceBernstein VPS Global Technology Portfolio...........  January 11, 1996      May 1, 2001
AllianceBernstein VPS Large Cap Growth Portfolio............  June 26, 1992         December 18, 1996
American Century VP International Fund......................  May 1, 1994           May 1, 2001
American Century VP Ultra(R) Fund...........................  May 1, 2001           May 1, 2004
BlackRock Balanced V.I. Fund*...............................  June 1, 1988          February 21, 1992
BlackRock Basic Value V.I. Fund.............................  July 1, 1993          July 1, 1993
BlackRock Bond V.I. Fund....................................  April 29, 1982        February 21, 1992
BlackRock Money Market V.I. Fund............................  February 21, 1992     February 21, 1992
BlackRock Fundamental Growth V.I. Fund......................  April 3, 2000         April 3, 2000
BlackRock Global Allocation V.I. Fund.......................  February 21, 1992     February 21, 1992
BlackRock Global Growth V.I. Fund...........................  June 5, 1998          June 5, 1998
BlackRock Government Income V.I. Fund.......................  May 16, 1994          May 16, 1994
BlackRock High Income V.I. Fund.............................  April 29, 1982        February 21, 1992
BlackRock S&P 500 Index V.I. Fund...........................  December 13, 1996     December 18, 1996
BlackRock International Value V.I. Fund.....................  June 10, 1998         June 10, 1998
BlackRock Large Cap Core V.I. Fund..........................  April 29, 1982        February 21, 1992
BlackRock Large Cap Growth V.I. Fund........................  April 30, 1999        June 18, 1999
BlackRock Large Cap Value V.I. Fund.........................  April 23, 2001        May 1, 2001
BlackRock Value Opportunities V.I. Fund.....................  April 29, 1982        February 21, 1992
BlackRock Utilities and Telecommunications V.I. Fund*.......  July 1, 1993          July 1, 1993
Davis Value Portfolio.......................................  July 1, 1999          April 3, 2000
Federated Capital Appreciation Fund II......................  June 19, 2000         May 1, 2004
Federated Kaufmann Fund II..................................  April 30, 2002        May 1, 2004
MFS(R) Emerging Growth Series...............................  July 24, 1995         December 18, 1996
Roszel/Allianz CCM Capital Appreciation Portfolio...........  May 1, 2003           May 1, 2003
Roszel/Allianz NFJ Small Cap Value Portfolio................  July 1, 2002          July 1, 2002
Roszel/Delaware Trend Portfolio.............................  May 1, 2003           May 1, 2003
Roszel/JPMorgan Small Cap Growth Portfolio..................  July 1, 2002          July 1, 2002
Roszel/Lord Abbett Affiliated Portfolio.....................  May 1, 2003           May 1, 2003
Roszel/Lord Abbett Mid Cap Value Portfolio..................  July 1, 2002          July 1, 2002
Roszel/Seligman Mid Cap Growth Portfolio....................  July 1, 2002          July 1, 2002
PIMCO Total Return Portfolio................................  December 31, 1997     April 3, 2000
Premier VIT OpCap Renaissance Portfolio.....................  July 10, 2002         May 1, 2004
Van Kampen LIT Comstock Portfolio...........................  April 30, 1999        May 1, 2004


---------------

* The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.



Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge (but not the GMIB and Estate Enhancer Benefit charges), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

                             TR = ((ERV/P)1/N) + 1

Where:

TR   =    the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).
ERV  =    the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.
P    =    a hypothetical initial payment of $1,000.
N    =    the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Account A BlackRock Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Account A BlackRock Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Account A BlackRock Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in
Note  1  which  comprise  the Merrill  Lynch  Life  Variable
Annuity Separate Account A (the "Account"), as of December 31, 2006, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2006, the results of each of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 30, 2007

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================
(In thousands)

Assets
      `
    BlackRock Equity Dividend Portfolio, 124 shares
      (Cost $1,508)                                             $              1,600   $                      $
    BlackRock Global SmallCap Portfolio, 241 shares
      (Cost $2,831)                                                                                  3,110
    BlackRock International Index Portfolio, 164 shares
      (Cost $1,925)                                                                                                        1,715

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
                                                                 <C         `
(In thousands)

Assets

    BlackRock Short-Term Bond Portfolio, 200 shares
      (Cost $1,964)                                              $             1,966   $                     $
    BlackRock Mid Cap Value Opportunities Portfolio, 69 shares
      (Cost $780)                                                                                      756
    BlackRock Small Cap Index Portfolio, 75 shares
      (Cost $818)                                                                                                            856

  Dividends Receivable                                                             7                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Balanced Capital V.I. Fund, 4,129 shares
      (Cost $48,382)                                             $            56,815   $                     $
    BlackRock Basic Value V.I. Fund, 39,877 shares
      (Cost $554,979)                                                                              634,438
    BlackRock Bond V.I. Fund, 32,964 shares
      (Cost $386,636)                                                                                                    392,604

  Dividends Receivable                                                             0                     0                 1,443
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Money Market V.I. Fund, 235,399 shares
      (Cost $235,399)                                            $           235,399   $                     $
    BlackRock Fundamental Growth V.I. Fund, 11,817 shares
      (Cost $75,762)                                                                                97,138
    BlackRock Global Allocation V.I. Fund, 42,393 shares
      (Cost $516,563)                                                                                                    626,570

  Dividends Receivable                                                            96                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           235,495    $           97,138    $          626,570

                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           235,495   $            97,138   $           626,570
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Global Growth V.I. Fund, 3,878 shares
      (Cost $34,805)                                             $            51,542   $                     $
    BlackRock Government Income V.I. Fund, 28,157 shares
      (Cost $300,718)                                                                              293,676
    BlackRock High Income V.I. Fund, 23,789 shares
      (Cost $179,573)                                                                                                    182,463

  Dividends Receivable                                                             0                 1,166                 1,209
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock S&P Index 500 V.I. Fund, 14,075 shares
      (Cost $230,093)                                            $           252,795   $                     $
    BlackRock International Value V.I. Fund, 18,910 shares
      (Cost $228,571)                                                                              317,682
    BlackRock Large Cap Core V.I. Fund, 14,631 shares
      (Cost $432,733)                                                                                                    470,688

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================

(In thousands)

Assets

    BlackRock Large Cap Growth V.I. Fund, 14,907 shares
      (Cost $147,209)                                            $           175,303   $                     $
    BlackRock Large Cap Value V.I. Fund, 10,668 shares
      (Cost $132,813)                                                                              159,802
    BlackRock Utilities & Telecommunications V.I. Fund, 3,015 shares
      (Cost $28,477)                                                                                                      35,970

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                 Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Value Opportunities V.I. Fund, 13,042 shares
      (Cost $308,434)                                            $           305,303   $                     $
    AIM V.I. Basic Value Fund, 52 shares
      (Cost $654)                                                                                      695
    AIM V.I. Capital Appreciation Fund, 2,757 shares
      (Cost $63,496)                                                                                                      72,289

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core              Core
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AIM V.I. International Growth Fund, 707 shares
      (Cost $16,521)                                             $            20,814   $                     $
    AIM V.I. Mid Cap Core Equity Fund, 149 shares
      (Cost $2,057)                                                                                  2,008
    AIM V.I. Core Equity Fund, 4,321 shares
      (Cost $108,754)                                                                                                    117,616

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                                       VPS Global          VPS Growth and         VPS Large Cap
                                                                       Technology              Income                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Global Technology Portfolio, 228 shares
      (Cost $3,417)                                              $             3,928   $                     $
    AllianceBernstein VPS Growth and Income Portfolio, 976 shares
      (Cost $23,608)                                                                                26,536
    AllianceBernstein VPS Large Cap Growth  Portfolio, 6,904 shares
      (Cost $230,193)                                                                                                    185,513

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             3,928   $            26,536   $           185,513
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             3,928   $            26,536   $           185,513
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein                              American
                                                                    VPS Small/Mid Cap    AllianceBernstein         Century VP
                                                                          Value              VPS Value           International
                                                                        Portfolio            Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Small/Mid Cap Value Portfolio, 1,418 shares
      (Cost $24,387)                                             $            25,634   $                     $
    AllianceBernstein VPS Value Portfolio, 56 shares
      (Cost $784)                                                                                      848
    American Century VP International Fund, 6,160 shares
      (Cost $40,388)                                                                                                      62,338

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            25,634   $               848   $            62,338
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            25,634   $               848   $            62,338
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        American           American Funds
                                                                       Century VP               Asset            American Funds
                                                                          Ultra              Allocation               Bond
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)


Assets

    American Century VP Ultra Fund, 1,202 shares
      (Cost $12,008)                                             $            12,070   $                     $
    American Funds Asset Allocation Fund, 559 shares
      (Cost $9,389)                                                                                 10,197
    American Funds Bond Fund, 4,153 shares
      (Cost $46,751)                                                                                                      47,887


  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            12,070   $            10,197   $            47,887
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            12,070   $            10,197   $            47,887
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                         Growth             Growth-Income         International
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    American Funds Growth Fund, 1,355 shares
      (Cost $80,365)                                             $            86,808   $                     $
    American Funds Growth-Income Fund, 438 shares
      (Cost $16,958)                                                                                18,483
    American Funds International Fund, 2,547 shares
      (Cost $50,100)                                                                                                      55,889

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            86,808   $            18,483   $            55,889
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            86,808   $            18,483   $            55,889
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     Cohen & Steers             Davis              Dreyfus VIF
                                                                       VIF Realty               Value             Appreciation
                                                                       Fund, Inc.             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Cohen & Steers VIF Realty Fund, Inc., 1,014 shares
      (Cost $13,155)                                             $            15,804   $                     $
    Davis Value Portfolio, 16,633 shares
      (Cost $190,643)                                                                              242,506
    Dreyfus VIF Appreciation Portfolio, 597 shares
      (Cost $23,820)                                                                                                      25,250

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            15,804   $           242,506   $            25,250
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            15,804   $           242,506   $            25,250
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Eaton Vance            Federated
                                                                      VT Floating-             Capital              Federated
                                                                       Rate Income          Appreciation            Kaufmann
                                                                          Fund                 Fund II               Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Eaton Vance VT Floating-Rate Income Fund, 2,472 shares
      (Cost $24,857)                                             $            24,820   $                     $
    Federated Capital Appreciation Fund II, 244 shares
      (Cost $1,440)                                                                                  1,655
    Federated Kaufmann Fund II, 1,153 shares
      (Cost $15,996)                                                                                                      18,980

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            24,820   $             1,655   $            18,980
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            24,820   $             1,655   $            18,980
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          MFS                                     Oppenheimer
                                                                        Emerging                OpCap               Capital
                                                                         Growth              Renaissance          Appreciation
                                                                         Series               Portfolio              Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    MFS Emerging Growth Series, 4,056 shares
      (Cost $104,537)                                            $            83,710   $                     $
    OpCap Renaissance Portfolio, 303 shares
      (Cost $4,308)                                                                                  4,668
    Oppenheimer Capital Appreciation Fund/VA, 34 shares
      (Cost $1,308)                                                                                                        1,393

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            83,710   $             4,668   $             1,393
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            83,710   $             4,668   $             1,393
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                                                      PIMCO
                                                                       Oppenheimer           Oppenheimer            Commodity
                                                                          Main              Main  Street           RealReturn
                                                                         Street               Small Cap             Strategy
                                                                         Fund/VA               Fund/VA              Portfolio
                                                                 ====================  ====================  ====================

(In thousands)

Assets

    Oppenheimer Main Street Fund/VA, 25 shares
      (Cost $546)                                                $               626   $                     $
    Oppenheimer Main Street Small Cap Fund/VA, 73 shares
      (Cost $1,277)                                                                                  1,385
    PIMCO CommodityRealReturn Strategy Portfolio, 1,609 shares
      (Cost $19,244)                                                                                                      18,197

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $               626   $             1,385   $            18,197
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $               626   $             1,385   $            18,197
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          PIMCO                 PIMCO                Pioneer
                                                                          Real                  Total               Emerging
                                                                         Return                Return              Markets VCT
                                                                        Portfolio             Portfolio            Portfolio x
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    PIMCO Real Return Portfolio, 323 shares
      (Cost $4,086)                                              $             3,856   $                     $
    PIMCO Total Return Portfolio, 34,425 shares
      (Cost $354,625)                                                                              348,387
    Pioneer Emerging Markets VCT Portfolio, 30 shares
      (Cost $920)                                                                                                          1,018

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             3,856   $           348,387   $             1,018
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             3,856   $           348,387   $             1,018
                                                                 ====================  ====================  ====================

x  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer               Pioneer
                                                                          Fund               High Yield             Small Cap
                                                                           VCT                   VCT                Value VCT
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Pioneer Fund VCT Portfolio, 1,868 shares
      (Cost $42,587)                                             $            46,194   $                     $
    Pioneer High Yield VCT Portfolio, 177 shares
      (Cost $1,923)                                                                                  1,949
    Pioneer Small Cap Value VCT Portfolio, 54 shares
      (Cost $899)                                                                                                            964

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            46,194   $             1,949   $               964
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            46,194   $             1,949   $               964
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Allianz      Roszel / Allianz
                                                                       CCM Capital          NFJ Small Cap       Roszel / Delaware
                                                                      Appreciation              Value                 Trend
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Allianz CCM Capital Appreciation Portfolio, 10,608 shares
      (Cost $129,641)                                            $           141,408   $                     $
    Roszel/Allianz NFJ  Small Cap Value Portfolio, 6,691 shares
      (Cost $86,188)                                                                               101,435
    Roszel/Delaware Trend Portfolio, 2,202 shares
      (Cost $27,700)                                                                                                      28,909

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           141,408   $           101,435   $            28,909
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           141,408   $           101,435   $            28,909
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                   Roszel / JP Morgan    Roszel / JP Morgan         Roszel /
                                                                        Multi-Cap             Small Cap            Lord Abbett
                                                                     Market Neutral            Growth              Affiliated
                                                                       Portfolio y            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/JP Morgan Multi-Cap Market Neutral Portfolio, 1,586 shares
      (Cost $15,907)                                             $            16,230   $                     $
    Roszel/JP Morgan Small Cap Growth Portfolio, 5,840 shares
      (Cost $62,132)                                                                                72,127
    Roszel/Lord Abbett Affiliated Portfolio, 3,993 shares
      (Cost $48,936)                                                                                                      53,191

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            16,230   $            72,127   $            53,191
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            16,230   $            72,127   $            53,191
                                                                 ====================  ====================  ====================

y  Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /          Roszel / Marsico
                                                                       Lord Abbett           Lord Abbett            Large Cap
                                                                     Bond Debenture         Mid Cap Value            Growth
                                                                        Portfolio             Portfolio            Portfolio z
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Lord Abbett Bond Debenture Portfolio, 1,111 shares
      (Cost $12,457)                                             $            12,484   $                     $
    Roszel/Lord Abbett Mid Cap Value Portfolio, 10,870 shares
      (Cost $120,462)                                                                              138,816
    Roszel/Marisco Large Cap Growth Portfolio, 64 shares
      (Cost $697)                                                                                                            721

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            12,484   $           138,816   $               721
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            12,484   $           138,816   $               721
                                                                 ====================  ====================  ====================

z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Seligman         Seligman              Templeton
                                                                         Mid Cap             Smaller-Cap             Foreign
                                                                         Growth                 Value              Securities
                                                                        Portfolio             Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Seligman Mid Cap Growth Portfolio, 3,629 shares
      (Cost $45,563)                                             $            46,482  $                     $
    Seligman Smaller-Cap Value Portfolio, 1,027 shares
      (Cost $17,975)                                                                                19,003
    Templeton Foreign Securities Fund, 398 shares

      (Cost $6,334)                                                                                                        7,450

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            46,482   $            19,003   $             7,450
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            46,482   $            19,003   $             7,450
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton                                  Van Kampen
                                                                         Growth              Van Kampen             Strategic
                                                                       Securities             Comstock               Growth
                                                                          Fund                Portfolio             Portfolio aa
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Templeton Growth Securities Fund, 291 shares
      (Cost $4,176)                                              $             4,628   $                     $
    Van Kampen Comstock Portfolio, 5,599 shares
      (Cost $73,827)                                                                                82,591
    Van Kampen Strategic Growth Portfolio, 283 shares
      (Cost $6,776)                                                                                                        8,162

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             4,628   $            82,591   $             8,162
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             4,628   $            82,591   $             8,162
                                                                 ====================  ====================  ====================

aa Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15,2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                Divisions Investing In
                                                                 =====================


                                                                       Wanger U.S.
                                                                         Smaller
                                                                        Companies
                                                                 ====================
(In thousands)


Assets

    Wanger U.S. Smaller Companies, 682 shares
      (Cost $23,579)                                             $            24,807

  Dividends Receivable                                                             0
                                                                 --------------------
    Total Assets                                                 $            24,807
                                                                 ====================
Net Assets
  Accumulation Units                                             $            24,807
                                                                 ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                17   $                12   $                63

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (11)                  (30)                  (20)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                     6                   (18)                   43
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             13                    25                    94
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  82                   244                  (260)
 Capital Gain Distributions (Note 2)                                              19                    80                   385
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 114                   349                   219
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       120                   331                   262
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                    46                    18
 Contract Owner Withdrawals                                                      (28)                  (10)                    0
 Net Transfers In (Out) (Note 3)                                               1,083                 1,682                   524
 Contract Charges (Note 6)                                                        (3)                  (13)                   (6)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        1,052                 1,705                   536
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        1,172                 2,036                   798
Net Assets, Beginning of Period                                                  428                 1,074                   917
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               421   $                 3   $                 9

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (152)                   (9)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   269                    (6)                   (1)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              3                    18                    20
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  31                   (36)                   28
 Capital Gain Distributions (Note 2)                                               0                    78                    55
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  34                    60                   103
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       303                    54                   102
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          321                     9                     9
 Contract Owner Withdrawals                                                     (205)                  (50)                  (54)
 Net Transfers In (Out) (Note 3)                                              (3,617)                  410                   291
 Contract Charges (Note 6)                                                       (70)                   (5)                   (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (3,571)                  364                   243
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (3,268)                  418                   345
Net Assets, Beginning of Period                                                5,241                   338                   511
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,208   $             9,633   $            19,291

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (785)               (8,702)               (5,681)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   423                   931                13,610
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            307                18,662                 2,559
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               6,692                33,700                (5,049)

 Capital Gain Distributions (Note 2)                                               0                64,918                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,999               117,280                (2,490)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     7,422               118,211                11,120
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                 1,008                   647
 Contract Owner Withdrawals                                                  (10,318)             (110,403)              (70,690)
 Net Transfers In (Out) (Note 3)                                              (2,361)              (73,971)               (6,500)
 Contract Charges (Note 6)                                                       (16)                 (297)                 (202)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (12,695)             (183,663)              (76,745)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (5,273)              (65,452)              (65,625)
Net Assets, Beginning of Period                                               62,088               699,890               459,672
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS <Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $            10,509   $               562   $            16,129

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,274)               (1,839)               (8,226)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                 7,235                (1,277)                7,903
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                12,044                10,255
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   0                (7,091)               43,447
 Capital Gain Distributions (Note 2)                                               0                     0                23,508
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                   0                 4,953                77,210
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     7,235                 3,676                85,113
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                      381,590                   478                 2,847
 Contract Owner Withdrawals                                                 (148,061)              (19,459)              (82,650)
 Net Transfers In (Out) (Note 3)                                            (235,987)              (42,517)               28,031
 Contract Charges (Note 6)                                                      (149)                  (96)                 (432)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (2,607)              (61,594)              (52,204)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,628               (57,918)               32,909
Net Assets, Beginning of Period                                              230,867               155,056               593,661
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           235,495   $            97,138   $           626,570
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               459   $            12,300   $            14,527

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (659)               (3,768)               (2,623)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (200)                8,532                11,904
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            160                (2,536)               (7,815)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               8,765                   698                10,869
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               8,925                (1,838)                3,054
                                                                 --------------------  --------------------  --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,725                 6,694                14,958
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          163                   482                   605
 Contract Owner Withdrawals                                                   (6,335)              (47,862)              (31,812)
 Net Transfers In (Out) (Note 3)                                               4,859                62,458               (12,609)
 Contract Charges (Note 6)                                                       (28)                 (109)                  (98)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (1,341)               14,969               (43,914)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        7,384                21,663               (28,956)
Net Assets, Beginning of Period                                               44,158               273,179               212,628
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             3,703   $            10,029   $             4,158

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,276)               (4,126)               (6,152)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   427                 5,903                (1,994)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (320)               21,049                (3,131)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              30,486                16,696                10,986
 Capital Gain Distributions (Note 2)                                               0                26,903                50,876
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              30,166                64,648                58,731
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    30,593                70,551                56,737
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,514                   427                 1,074
 Contract Owner Withdrawals                                                  (36,388)              (45,954)              (66,003)
 Net Transfers In (Out) (Note 3)                                               3,003                 5,366                 9,869
 Contract Charges (Note 6)                                                      (167)                 (168)                 (284)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (32,038)              (40,329)              (55,344)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (1,445)               30,222                 1,393
Net Assets, Beginning of Period                                              254,240               287,460               469,295
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In

                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               494   $             1,285   $             1,001

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,194)               (2,188)                 (472)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,700)                 (903)                  529
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          5,695                11,018                   443
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,824                (3,059)                5,572
 Capital Gain Distributions (Note 2)                                               0                14,391                   900
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              10,519                22,350                 6,915
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,819                21,447                 7,444
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          727                 1,014                     0
 Contract Owner Withdrawals                                                  (23,520)              (21,761)               (4,834)
 Net Transfers In (Out) (Note 3)                                              23,052                11,357                (1,552)
 Contract Charges (Note 6)                                                      (130)                 (203)                   (7)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          129                (9,593)               (6,393)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        8,948                11,854                 1,051
Net Assets, Beginning of Period                                              166,355               147,948                34,919
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               756   $                 2   $                42


Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (4,368)                   (7)               (1,063)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (3,612)                   (5)               (1,021)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         15,997                    19               (11,421)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                             (29,754)                   23                16,106
 Capital Gain Distributions (Note 2)                                          52,885                    27                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              39,128                    69                 4,685
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    35,516                    64                 3,664
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          862                    42                   120
 Contract Owner Withdrawals                                                  (51,925)                 (231)              (12,695)
 Net Transfers In (Out) (Note 3)                                             (23,232)                  332                (5,849)
 Contract Charges (Note 6)                                                      (172)                   (3)                  (40)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (74,467)                  140               (18,464)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (38,951)                  204               (14,800)
Net Assets, Beginning of Period                                              344,254                   491                87,089
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core              Core
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               192   $                18   $               614

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (394)                 (23)              (1,068)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (202)                  (5)                (454)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          7,467                     8                    68
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (1,529)                  (52)                8,862
 Capital Gain Distributions (Note 2)                                               0                   193                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,938                   149                 8,930
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,736                   144                 8,476
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          107                    20                   144
 Contract Owner Withdrawals                                                   (6,282)                  (21)              (12,749)
 Net Transfers In (Out) (Note 3)                                              (9,460)                  904               121,781
 Contract Charges (Note 6)                                                        (4)                   (8)                  (36)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (15,639)                  895               109,140
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (9,903)                1,039               117,616
Net Assets, Beginning of Period                                               30,717                   969                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.          AllianceBernstein     AllianceBernstein
                                                                         Premier             VPS Global          VPS Growth and
                                                                         Equity              Technology              Income
                                                                          Fund w              Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:

Investment Expenses:
 Ordinary Dividends (Note 2)                                     $             1,344   $                 0   $               394

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (573)                  (51)                 (576)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   771                   (51)                 (182)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         (4,880)                  125                 8,764
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              10,485                   178                (4,732)
 Capital Gain Distributions (Note 2)                                               0                     0                 1,434
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,605                   303                 5,466
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     6,376                   252                 5,284
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           40                    56                   238
 Contract Owner Withdrawals                                                   (6,226)                 (386)               (7,738)
 Net Transfers In (Out) (Note 3)                                            (127,940)                   23               (27,803)
 Contract Charges (Note 6)                                                       (15)                   (6)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                     (134,141)                 (313)              (35,305)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                     (127,765)                  (61)              (30,021)
Net Assets, Beginning of Period                                              127,765                 3,989                56,557
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $                 0   $             3,928   $            26,536
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein
                                                                     VPS Large Cap         VPS Small/Mid Cap   AllianceBernstein
                                                                         Growth                 Value               VPS Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                72   $                 5

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,887)                 (238)                   (6)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (2,887)                 (166)                   (1)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (18,782)                  334                    19
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              15,692                   905                    57
 Capital Gain Distributions (Note 2)                                               0                 1,193                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              (3,090)                2,432                    87
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    (5,977)                2,266                    86
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          441                   663                     0
 Contract Owner Withdrawals                                                  (34,771)                 (369)                   (3)
 Net Transfers In (Out) (Note 3)                                             (16,949)               12,088                   476
 Contract Charges (Note 6)                                                      (103)                  (94)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (51,382)               12,288                   471
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (57,359)               14,554                   557
Net Assets, Beginning of Period                                              242,872                11,080                   291
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           185,513   $            25,634   $               848
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        American              American           American Funds
                                                                       Century VP            Century VP               Asset
                                                                      International             Ultra              Allocation
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               984   $                 0   $               204

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (792)                 (217)                 (122)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   192                  (217)                   82
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          3,292                   129                    73
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               8,836                  (599)                  654
 Capital Gain Distributions (Note 2)                                               0                     0                   100
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              12,128                  (470)                  827
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    12,320                  (687)                  909
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          233                    27                   232
 Contract Owner Withdrawals                                                   (8,369)               (2,420)                  (38)
 Net Transfers In (Out) (Note 3)                                               2,691                (3,937)                3,393
 Contract Charges (Note 6)                                                       (55)                  (12)                  (45)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (5,500)               (6,342)                3,542
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,820                (7,029)                4,451
Net Assets, Beginning of Period                                               55,518                19,099                 5,746
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            62,338   $            12,070   $            10,197
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                          Bond                 Growth             Growth-Income
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               823   $               629   $               251

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (405)                 (997)                 (209)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   418                  (368)                   42
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              7                 1,305                    84
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,098                 3,943                 1,318

 Capital Gain Distributions (Note 2)                                               0                   393                   284
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,105                 5,641                 1,686
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,523                 5,273                 1,728
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,319                 2,655                   462
 Contract Owner Withdrawals                                                     (539)               (1,284)                 (143)
 Net Transfers In (Out) (Note 3)                                              34,424                47,443                 8,449
 Contract Charges (Note 6)                                                      (141)                 (366)                  (76)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       35,063                48,448                 8,692
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       36,586                53,721                10,420
Net Assets, Beginning of Period                                               11,301                33,087                 8,063
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            47,887   $            86,808   $            18,483
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================


                                                                     American Funds        Cohen & Steers             Davis
                                                                      International          VIF Realty               Value
                                                                          Fund               Fund, Inc.             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               804   $               262   $             1,953

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (583)                 (151)               (3,378)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   221                   111                (1,425)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,038                   573                18,152
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,221                 2,395                14,818
 Capital Gain Distributions (Note 2)                                             344                   113                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,603                 3,081                32,970
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,824                 3,192                31,545
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,526                   397                 1,795
 Contract Owner Withdrawals                                                     (618)                 (266)              (32,864)
 Net Transfers In (Out) (Note 3)                                              33,440                 6,089                27,435
 Contract Charges (Note 6)                                                      (211)                  (65)                 (273)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       34,137                 6,155                (3,907)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       39,961                 9,347                27,638
Net Assets, Beginning of Period                                               15,928                 6,457               214,868
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            55,889   $            15,804   $           242,506
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                             Eaton Vance            Federated
                                                                       Dreyfus VIF          VT Floating-             Capital
                                                                      Appreciation           Rate Income          Appreciation
                                                                        Portfolio               Fund                 Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               271   $             1,026   $                15

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (145)                 (243)                  (25)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   126                   783                   (10)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            213                   (38)                   88
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,260                   (32)                  143
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,473                   (70)                  231
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,599                   713                   221
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          342                   704                    17
 Contract Owner Withdrawals                                                     (253)                 (471)                 (168)
 Net Transfers In (Out) (Note 3)                                               8,064                16,064                   (71)
 Contract Charges (Note 6)                                                       (58)                 (108)                   (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        8,095                16,189                  (225)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        9,694                16,902                    (4)
Net Assets, Beginning of Period                                               15,556                 7,918                 1,659
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            25,250   $            24,820   $             1,655
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                                MFS
                                                                        Federated             Emerging                OpCap
                                                                        Kaufmann               Growth              Renaissance
                                                                         Fund II               Series               Portfolio

                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                14

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (245)               (1,424)                  (73)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (245)               (1,424)                  (59)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            857               (35,286)                   53
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,167                42,932                   485
 Capital Gain Distributions (Note 2)                                             231                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,255                 7,646                   538
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     2,010                 6,222                   479
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          203                   231                    22
 Contract Owner Withdrawals                                                   (1,855)              (16,113)                 (726)
 Net Transfers In (Out) (Note 3)                                               4,395               (23,505)               (1,649)
 Contract Charges (Note 6)                                                       (35)                  (53)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,708               (39,440)               (2,363)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,718               (33,218)               (1,884)
Net Assets, Beginning of Period                                               14,262               116,928                 6,552
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            18,980   $            83,710   $             4,668
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Oppenheimer           Oppenheimer           Oppenheimer
                                                                         Capital                Main              Main  Street
                                                                      Appreciation             Street               Small Cap
                                                                         Fund/VA               Fund/VA               Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 2   $                 4   $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (15)                   (8)                  (74)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (13)                   (4)                  (73)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             34                     3                    75
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  52                    64                   (59)
 Capital Gain Distributions (Note 2)                                               0                     0                   115
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  86                    67                   131
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        73                    63                    58
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           29                     9                   210
 Contract Owner Withdrawals                                                      (22)                  (10)                  (90)
 Net Transfers In (Out) (Note 3)                                                 506                   151                (1,821)
 Contract Charges (Note 6)                                                        (7)                   (3)                  (35)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          506                   147                (1,736)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          579                   210                (1,678)
Net Assets, Beginning of Period                                                  814                   416                 3,063
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,393   $               626   $             1,385
              						         ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================
                                                                          PIMCO
                                                                        Commodity               PIMCO                 PIMCO
                                                                       RealReturn               Real                  Total
                                                                        Strategy               Return                Return
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               683   $               126   $            16,413

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (199)                  (44)               (5,299)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   484                    82                11,114
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             35                   (23)               (2,900)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (1,144)                 (186)               (1,150)
 Capital Gain Distributions (Note 2)                                              69                   100                 1,899
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              (1,040)                 (109)               (2,151)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (556)                  (27)                8,963
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          488                    53                 2,840
 Contract Owner Withdrawals                                                     (386)                 (182)              (56,190)
 Net Transfers In (Out) (Note 3)                                               9,950                 1,697                15,398
 Contract Charges (Note 6)                                                       (78)                  (17)                 (460)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        9,974                 1,551               (38,412)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        9,418                 1,524               (29,449)
Net Assets, Beginning of Period                                                8,779                 2,332               377,836
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            18,197   $             3,856   $           348,387
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer               Pioneer
                                                                        Emerging                Fund               High Yield
                                                                       Markets VCT               VCT                   VCT
                                                                       Portfolio x            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               354   $                84

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (3)                 (408)                  (23)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (3)                  (54)                   61
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             35                 1,058                    (2)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  97                 3,313                    34
 Capital Gain Distributions (Note 2)                                               3                     0                    18
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 135                 4,371                    50
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       132                 4,317                   111
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           58                 1,260                    84
 Contract Owner Withdrawals                                                        0                  (689)                  (46)
 Net Transfers In (Out) (Note 3)                                                 829                31,423                  (217)
 Contract Charges (Note 6)                                                        (1)                 (178)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          886                31,816                  (189)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        1,018                36,133                   (78)
Net Assets, Beginning of Period                                                    0                10,061                 2,027
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,018   $            46,194   $             1,949
                                                                 ====================  ====================  ====================

x Commenced operations effective May 1, 2006

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer          Roszel / Allianz      Roszel / Allianz
                                                                        Small Cap            CCM Capital          NFJ Small Cap
                                                                        Value VCT           Appreciation              Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               303   $             1,424

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (8)               (1,939)               (1,467)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (8)               (1,636)                  (43)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              7                 5,683                 8,421
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  48               (15,227)               (1,822)
 Capital Gain Distributions (Note 2)                                              17                18,172                12,668
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  72                 8,628                19,267
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        64                 6,992                19,224
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           41                    89                   429
 Contract Owner Withdrawals                                                      (15)              (22,198)              (15,117)
 Net Transfers In (Out) (Note 3)                                                 508                11,588                (8,626)
 Contract Charges (Note 6)                                                        (4)                  (67)                  (97)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          530               (10,588)              (23,411)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          594                (3,596)               (4,187)
Net Assets, Beginning of Period                                                  370               145,004               105,622
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               964   $           141,408   $           101,435
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS <Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                         Roszel / JP Morgan    Roszel / JP Morgan
                                                                    Roszel / Delaware         Multi-Cap             Small Cap
                                                                          Trend            Market Neutral            Growth
                                                                        Portfolio            Portfolio y            Portfolio
                                                                 ====================  ====================  ====================
(In thousands)


Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (447)                  (97)               (1,022)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (447)                  (97)               (1,022)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,039                     1                 4,298
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (2,986)                  323                   904
 Capital Gain Distributions (Note 2)                                           4,068                     0                 5,642
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,121                   324                10,844
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,674                   227                 9,822
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           30                   269                   171
 Contract Owner Withdrawals                                                   (6,117)                 (168)              (11,547)
 Net Transfers In (Out) (Note 3)                                              (1,514)               15,940                (3,026)
 Contract Charges (Note 6)                                                       (20)                  (38)                  (57)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (7,621)               16,003               (14,459)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (5,947)               16,230                (4,637)
Net Assets, Beginning of Period                                               34,856                     0                76,764
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            28,909   $            16,230   $            72,127
                                                                 ====================  ====================  ====================

y  Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /              Roszel /
                                                                       Lord Abbett           Lord Abbett           Lord Abbett
                                                                       Affiliated          Bond Debenture         Mid Cap Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               319   $               662   $               659

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (545)                 (186)               (2,010)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (226)                  476                (1,351)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            769                  (105)                7,935
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               3,597                   250               (11,403)
 Capital Gain Distributions (Note 2)                                           1,766                   250                19,006
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,132                   395                15,538
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,906                   871                14,187
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          489                    88                   680
 Contract Owner Withdrawals                                                   (4,489)               (1,707)              (22,188)
 Net Transfers In (Out) (Note 3)                                              16,110                 1,910                (5,289)
 Contract Charges (Note 6)                                                       (57)                  (12)                 (148)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       12,053                   279               (26,945)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       17,959                 1,150               (12,758)
Net Assets, Beginning of Period                                               35,232                11,334               151,574
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            53,191   $            12,484   $           138,816
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Marsico      Roszel / Seligman         Seligman
                                                                        Large Cap              Mid Cap             Smaller-Cap
                                                                         Growth                Growth                 Value
                                                                       Portfolio z            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (4)                 (705)                 (322)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (4)                 (705)                 (322)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              9                 3,732                   309
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  25                (7,280)                1,992

 Capital Gain Distributions (Note 2)                                               9                 6,126                 1,644
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  43                 2,578                 3,945
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        39                 1,873                 3,623
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            5                   134                    34
 Contract Owner Withdrawals                                                       (1)               (7,051)               (4,630)
 Net Transfers In (Out) (Note 3)                                                 679                (5,793)               (2,470)
 Contract Charges (Note 6)                                                        (1)                  (44)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          682               (12,754)               (7,068)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          721               (10,881)               (3,445)
Net Assets, Beginning of Period                                                    0                57,363                22,448
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               721   $            46,482   $            19,003
                                                                 ====================  ====================  ====================


z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton             Templeton
                                                                         Foreign               Growth              Van Kampen
                                                                       Securities            Securities             Comstock
                                                                          Fund                  Fund                Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                70   $                35   $             1,247

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (74)                  (63)               (2,281)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (4)                  (28)               (1,034)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            108                   712                   513
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 906                   121                 5,450
 Capital Gain Distributions (Note 2)                                               0                    97                 5,104
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,014                   930                11,067
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,010                   902                10,033
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          278                    48                   613
 Contract Owner Withdrawals                                                      (99)                  (48)              (11,754)
 Net Transfers In (Out) (Note 3)                                               2,848                (2,981)                2,031
 Contract Charges (Note 6)                                                       (32)                  (26)                 (100)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,995                (3,007)               (9,210)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,005                (2,105)                  823
Net Assets, Beginning of Period                                                3,445                 6,733                81,768
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             7,450   $             4,628   $            82,591
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                           Divisions Investing In
                                                                 ==================== =====================

                                                                       Van Kampen
                                                                        Strategic             Wanger U.S.
                                                                         Growth                Smaller
                                                                        Portfolio aa          Companies
                                                                 ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                16

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (147)                 (184)
                                                                 --------------------  --------------------
  Net Investment Income (Loss)                                                  (147)                 (168)
                                                                 --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            170                   119
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  67                   904
 Capital Gain Distributions (Note 2)                                               0                   231
                                                                 --------------------  --------------------
  Net Gain (Loss) on Investments                                                 237                 1,254
                                                                 --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        90                 1,086
                                                                 --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           54                   521
 Contract Owner Withdrawals                                                   (2,071)                 (253)
 Net Transfers In (Out) (Note 3)                                                (753)               17,484
 Contract Charges (Note 6)                                                        (1)                  (71)
                                                                 --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (2,771)               17,681
                                                                 --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (2,681)               18,767
Net Assets, Beginning of Period                                               10,843                 6,040
                                                                 --------------------  --------------------
Net Assets, End of Period                                        $             8,162   $            24,807
                                                                 ====================  ====================

aa Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15,2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 6   $                 3   $                12

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (2)                   (7)                   (4)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                     4                    (4)                    8
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                    22                     0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  10                    35                    50
 Capital Gain Distributions (Note 2)                                               0                    20                     2
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  10                    77                    52
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        14                    73                    60
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           23                    41                     6
 Contract Owner Withdrawals                                                       (1)                   (1)                    0
 Net Transfers In (Out) (Note 3)                                                 394                   963                   851
 Contract Charges (Note 6)                                                        (2)                   (2)                    0
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          414                 1,001                   857
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          428                 1,074                   917
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               428   $             1,074   $               917
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                61   $                 1   $                 5

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (27)                   (2)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    34                    (1)                    3
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             (2)                    0                     1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (27)                   12                    10
 Capital Gain Distributions (Note 2)                                               0                    11                     3
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 (29)                   23                    14
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         5                    22                    17
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          158                     0                    50
 Contract Owner Withdrawals                                                       (9)                    0                     0
 Net Transfers In (Out) (Note 3)                                               5,095                   316                   447
 Contract Charges (Note 6)                                                        (8)                    0                    (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,236                   316                   494
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        5,241                   338                   511
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             5,241   $               338   $               511
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,167   $             9,644   $            26,763

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (890)              (10,794)               (7,458)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   277                (1,150)               19,305
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         (2,752)               32,049                (1,855)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,118               (77,404)              (13,996)
 Capital Gain Distributions (Note 2)                                               0                52,181                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,366                 6,826               (15,851)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,643                 5,676                 3,454
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                 1,833                 1,276
 Contract Owner Withdrawals                                                   (8,533)             (111,829)              (82,634)
 Net Transfers In (Out) (Note 3)                                              (2,666)             (103,660)              (13,622)
 Contract Charges (Note 6)                                                       (18)                 (339)                 (214)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (11,217)             (213,995)              (95,194)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (9,574)             (208,319)              (91,740)
Net Assets, Beginning of Period                                               71,662               908,209               551,412
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            62,088   $           699,890   $           459,672
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             6,584   $               870   $            13,970

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,455)               (2,278)               (7,583)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                 3,129                (1,408)                6,387
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                 4,152                (1,130)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   0                 6,119                45,376
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                   0                10,271                44,246
                                                                 --------------------  --------------------  --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     3,129                 8,863                50,633
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                      313,787                   653                 3,006
 Contract Owner Withdrawals                                                 (104,542)              (23,781)              (70,720)
 Net Transfers In (Out) (Note 3)                                            (255,989)               (5,760)               75,626
 Contract Charges (Note 6)                                                      (118)                  (97)                 (329)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (46,862)              (28,985)                7,583
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (43,733)              (20,122)               58,216
Net Assets, Beginning of Period                                              274,600               175,178               535,445
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           230,867   $           155,056   $           593,661
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               498   $            12,762  $             21,192

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (763)               (3,774)               (3,248)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (265)                8,988                17,944
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (18,517)                1,078               (17,770)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              23,130                (4,924)                 (377)
 Capital Gain Distributions (Note 2)                                               0                    25                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               4,613                (3,821)              (18,147)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     4,348                 5,167                  (203)
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          174                   574                   961
 Contract Owner Withdrawals                                                   (7,853)              (41,251)              (38,458)
 Net Transfers In (Out) (Note 3)                                             (34,216)               15,929               (23,543)
 Contract Charges (Note 6)                                                       (28)                 (107)                 (112)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (41,923)              (24,855)              (61,152)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (37,575)              (19,688)              (61,355)
Net Assets, Beginning of Period                                               81,733               292,867               273,983
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            44,158   $           273,179   $           212,628
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             4,436   $             7,984   $             2,919

Investment Expenses:                                                          (4,032)               (4,042)               (6,281)
 Asset-Based Insurance Charges (Note 6)                          --------------------  --------------------  --------------------

  Net Investment Income (Loss)                                                   404                 3,942                (3,362)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          6,759                14,554                (4,824)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,279                 9,103                40,055
 Capital Gain Distributions (Note 2)                                               0                     0                19,249
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               8,038                23,657                54,480
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,442                27,599                51,118
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        2,472                   894                 1,768
 Contract Owner Withdrawals                                                  (42,228)              (41,443)              (58,885)
 Net Transfers In (Out) (Note 3)                                             (14,732)               (5,175)                4,900
 Contract Charges (Note 6)                                                      (189)                 (147)                 (253)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (54,677)              (45,871)              (52,470)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (46,235)              (18,272)               (1,352)
Net Assets, Beginning of Period                                              300,475               305,732               470,647
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           254,240   $           287,460   $           469,295
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               299   $               770   $               878

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,049)               (1,724)                 (493)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,750)                 (954)                  385
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          2,184                 2,727                  (532)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              13,542                 5,580                 4,545
 Capital Gain Distributions (Note 2)                                               0                11,662                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              15,726                19,969                 4,013
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    13,976                19,015                 4,398
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          644                   516                     0
 Contract Owner Withdrawals                                                  (17,514)              (14,740)               (5,425)
 Net Transfers In (Out) (Note 3)                                              22,284                29,355                (1,185)
 Contract Charges (Note 6)                                                      (112)                 (109)                  (13)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,302                15,022                (6,623)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       19,278                34,037                (2,225)
Net Assets, Beginning of Period                                              147,077               113,911                37,144
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           166,355   $           147,948   $            34,919
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                 Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               997   $                 0   $                54

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (5,029)                   (3)               (1,207)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (4,032)                   (3)               (1,153)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         15,723                     2               (15,072)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                             (34,234)                   17                22,153
 Capital Gain Distributions (Note 2)                                          48,135                     6                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              29,624                    25                 7,081
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    25,592                    22                 5,928
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          790                     4                   200
 Contract Owner Withdrawals                                                  (55,007)                    0               (11,752)
 Net Transfers In (Out) (Note 3)                                             (60,000)                  467                (7,163)
 Contract Charges (Note 6)                                                      (182)                   (2)                  (47)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                     (114,399)                  469               (18,762)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (88,807)                  491               (12,834)

Net Assets, Beginning of Period                                              433,061                     0                99,923
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           344,254   $               491   $            87,089
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core             Premier
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               116   $                 5   $             1,068

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (297)                   (7)               (1,898)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (181)                   (2)                 (830)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,877                     2               (14,991)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,065                     4                20,823
 Capital Gain Distributions (Note 2)                                               0                    29                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,942                    35                 5,832
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     2,761                    33                 5,002
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          182                    27                   278
 Contract Owner Withdrawals                                                   (3,928)                   (8)              (19,271)
 Net Transfers In (Out) (Note 3)                                              11,895                   920               (18,979)
 Contract Charges (Note 6)                                                        (2)                   (3)                  (69)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        8,147                   936               (38,041)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       10,908                   969               (33,039)
Net Assets, Beginning of Period                                               19,809                     0               160,804
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            30,717   $               969   $           127,765
                                                                 ====================  ====================  ====================


w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                                       VPS Global           VPS Growth and        VPS Large Cap
                                                                       Technology              Income                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               514   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (59)                 (534)               (3,114)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (59)                  (20)               (3,114)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:

 Net Realized Gains (Losses) (Note 2)                         			 226                 1,458               (24,982)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (131)                 (487)               55,448
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  95                   971                30,466
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        36                   951                27,352
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            6                   158                 1,251
 Contract Owner Withdrawals                                                     (561)               (6,913)              (32,446)
 Net Transfers In (Out) (Note 3)                                                (939)               24,297                (9,142)
 Contract Charges (Note 6)                                                        (9)                   (2)                 (122)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (1,503)               17,540               (40,459)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (1,467)               18,491               (13,107)
Net Assets, Beginning of Period                                                5,456                38,066               255,979
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             3,989   $            56,557   $           242,872
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein                              American
             							    VPS Small/Mid Cap    AllianceBernstein         Century VP
                                                                          Value             VPS Value             International
                                                                        Portfolio           Portfolio                 Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 8   $                 0   $               679


Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (53)                   (1)                 (732)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (45)                   (1)                  (53)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:

 Net Realized Gains (Losses) (Note 2)                            		   8                     0                 1,298
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 342                     8                 4,455
 Capital Gain Distributions (Note 2)                                              46                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 396                     8                 5,753
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       351                     7                 5,700
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          336                    12                   192
 Contract Owner Withdrawals                                                      (23)                    0                (6,850)
 Net Transfers In (Out) (Note 3)                                              10,436                   272                (1,623)
 Contract Charges (Note 6)                                                       (20)                    0                   (43)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       10,729                   284                (8,324)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       11,080                   291                (2,624)
Net Assets, Beginning of Period                                                    0                     0                58,142
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            11,080   $               291   $            55,518
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        American           American Funds
                                                                       Century VP               Asset            American Funds
                                                                          Ultra              Allocation               Bond
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               101   $                78

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (187)                  (35)                  (66)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (187)                   66                    12
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            399                     6                   (30)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 518                   154                    37
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 917                   160                     7
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       730                   226                    19
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           77                   115                   318
 Contract Owner Withdrawals                                                   (1,776)                    0                   (19)
 Net Transfers In (Out) (Note 3)                                              17,973                 5,409                10,999
 Contract Charges (Note 6)                                                        (8)                   (4)                  (16)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       16,266                 5,520                11,282
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       16,996                 5,746                11,301
Net Assets, Beginning of Period                                                2,103                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            19,099   $             5,746   $            11,301
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                         Growth             Growth-Income         International
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               154   $                79   $               184

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (192)                  (46)                  (85)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (38)                   33                    99
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            190                    10                   134
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               2,499                   209                 1,568
 Capital Gain Distributions (Note 2)                                               0                     7                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,689                   226                 1,702
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      2,651                   259                 1,801
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,252                   130                   371
 Contract Owner Withdrawals                                                      (73)                    0                   (22)
 Net Transfers In (Out) (Note 3)                                              29,315                 7,690                13,803
 Contract Charges (Note 6)                                                       (58)                  (16)                  (25)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       30,436                 7,804                14,127
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       33,087                 8,063                15,928
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            33,087   $             8,063   $            15,928
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     Cohen & Steers             Davis              Dreyfus VIF
                                                                       VIF Realty               Value             Appreciation
                                                                       Fund, Inc.             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                69   $             1,846   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (30)               (3,364)                  (52)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    39                (1,518)                  (52)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             32                16,291                     8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 254                 1,963                   169
 Capital Gain Distributions (Note 2)                                              10                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 296                18,254                   177
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       335                16,736                   125
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          193                 1,585                   315
 Contract Owner Withdrawals                                                       (9)              (31,455)                  (19)
 Net Transfers In (Out) (Note 3)                                               5,948               (21,733)               15,157
 Contract Charges (Note 6)                                                       (10)                 (142)                  (22)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        6,122               (51,745)               15,431
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,457               (35,009)               15,556
Net Assets, Beginning of Period                                                    0               249,877                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             6,457   $           214,868   $            15,556
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Eaton Vance            Federated
                                                                      VT Floating-             Capital              Federated
                                                                       Rate Income          Appreciation            Kaufmann
                                                                          Fund                 Fund II               Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                88   $                13   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (27)                  (20)                 (186)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    61                    (7)                 (186)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                    22                   769
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  (4)                    5                 1,061
 Capital Gain Distributions (Note 2)                                               0                     0                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  (4)                   27                 1,841
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        57                    20                 1,655
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          166                     4                   286
 Contract Owner Withdrawals                                                      (9)                 (243)               (1,664)
 Net Transfers In (Out) (Note 3)                                               7,716                   860                 6,996
 Contract Charges (Note 6)                                                       (12)                    0                   (16)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        7,861                   621                 5,602
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        7,918                   641                 7,257
Net Assets, Beginning of Period                                                    0                 1,018                 7,005
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             7,918   $             1,659   $            14,262
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          MFS                                     Oppenheimer
                                                                        Emerging                OpCap               Capital
                                                                         Growth              Renaissance          Appreciation
                                                                         Series               Portfolio              Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (1,656)                 (105)                   (5)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,656)                 (105)                   (5)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (21,168)                 (166)                    2

 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              31,135                  (670)                   34
 Capital Gain Distributions (Note 2)                                               0                   401                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               9,967                  (435)                   36
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,311                  (540)                   31
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          425                    79                     1
 Contract Owner Withdrawals                                                  (16,231)                 (612)                    0
 Net Transfers In (Out) (Note 3)                                             (10,425)                 (403)                  784
 Contract Charges (Note 6)                                                       (67)                   (6)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (26,298)                 (942)                  783
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (17,987)               (1,482)                  814
Net Assets, Beginning of Period                                              134,915                 8,034                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           116,928   $             6,552   $               814
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================
                                                                                                                      PIMCO
                                                                       Oppenheimer           Oppenheimer            Commodity
                                                                          Main              Main  Street           RealReturn
                                                                         Street               Small Cap             Strategy
                                                                         Fund/VA               Fund/VA              Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $               132

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (2)                  (14)                  (63)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (2)                  (14)                   69
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              2                    21                   243
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  16                   166                    96
 Capital Gain Distributions (Note 2)                                               0                     1                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  18                   188                   350
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        16                   174                   419
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            3                    70                   370
 Contract Owner Withdrawals                                                        0                    (4)                  (15)
 Net Transfers In (Out) (Note 3)                                                 398                 2,826                 8,025
 Contract Charges (Note 6)                                                        (1)                   (3)                  (20)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          400                 2,889                 8,360
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          416                 3,063                 8,779
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               416   $             3,063   $             8,779
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          PIMCO                 PIMCO                Pioneer
                                                                          Real                  Total                 Fund
                                                                         Return                Return                  VCT
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                32   $            11,514   $                58

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (14)               (4,823)                  (53)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    18                 6,691                     5
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                   401                    85
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (44)               (9,780)                  292
 Capital Gain Distributions (Note 2)                                              25                 5,496                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 (19)               (3,883)                  377
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        (1)                2,808                   382
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          111                 2,375                   330
 Contract Owner Withdrawals                                                       (9)              (49,792)                  (22)
 Net Transfers In (Out) (Note 3)                                               2,236                74,000                 9,388
 Contract Charges (Note 6)                                                        (5)                 (252)                  (17)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,333                26,331                 9,679
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,332                29,139                10,061
Net Assets, Beginning of Period                                                    0               348,697                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             2,332   $           377,836   $            10,061
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer          Roszel / Allianz
                                                                       High Yield             Small Cap            CCM Capital
                                                                           VCT                Value VCT           Appreciation
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                21   $                 0   $               677

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (6)                   (2)               (1,993)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    15                    (2)               (1,316)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             (2)                    0                 5,704
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  (8)                   19                 5,504
 Capital Gain Distributions (Note 2)                                               9                     2                 1,093
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  (1)                   21                12,301
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        14                    19                10,985
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           16                     8                   115
 Contract Owner Withdrawals                                                        0                     0               (20,754)
 Net Transfers In (Out) (Note 3)                                               1,999                   345                 1,917
 Contract Charges (Note 6)                                                        (2)                   (2)                  (71)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,013                   351               (18,793)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,027                   370                (7,808)
Net Assets, Beginning of Period                                                    0                     0               152,812
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             2,027   $               370   $           145,004
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Allianz                           Roszel / JP Morgan
                                                                      NFJ Small Cap       Roszel / Delaware         Small Cap
                                                                          Value                 Trend                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)


Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,213   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (1,352)                 (633)                 (967)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (139)                 (633)                 (967)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          3,990                 4,974                 2,229
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (167)               (6,593)               (7,650)
 Capital Gain Distributions (Note 2)                                           6,503                   751                10,889
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              10,326                  (868)                5,468
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    10,187                (1,501)                4,501
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          583                    68                   233
 Contract Owner Withdrawals                                                  (13,069)               (6,325)              (10,243)
 Net Transfers In (Out) (Note 3)                                              21,629               (26,471)               14,729
 Contract Charges (Note 6)                                                       (77)                  (19)                  (53)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        9,066               (32,747)                4,666
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       19,253               (34,248)                9,167
Net Assets, Beginning of Period                                               86,369                69,104                67,597
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           105,622   $            34,856   $            76,764
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /              Roszel /
                                                                       Lord Abbett           Lord Abbett           Lord Abbett
                                                                       Affiliated          Bond Debenture         Mid Cap Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               241   $               732   $               570

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (485)                 (213)               (2,062)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (244)                  519                (1,492)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            561                   (98)                5,841
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (2,504)                 (610)               (6,489)
 Capital Gain Distributions (Note 2)                                           2,896                   294                12,334
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 953                  (414)               11,686
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       709                   105                10,194
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          228                   112                   819
 Contract Owner Withdrawals                                                   (3,586)               (2,753)              (18,929)
 Net Transfers In (Out) (Note 3)                                               4,770                   323                14,089
 Contract Charges (Note 6)                                                       (37)                   (8)                 (137)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        1,375                (2,326)               (4,158)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,084                (2,221)                6,036
Net Assets, Beginning of Period                                               33,148                13,555               145,538
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            35,232   $            11,334   $           151,574
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Seligman         Seligman              Templeton
                                                                         Mid Cap             Smaller-Cap             Foreign
                                                                         Growth                 Value              Securities
                                                                        Portfolio             Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               139   $                 9

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (700)                 (420)                  (17)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (700)                 (281)                   (8)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,656                   319                     8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               2,229                (4,236)                  211
 Capital Gain Distributions (Note 2)                                           2,262                 2,257                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,147                (1,660)                  219
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,447                (1,941)                  211
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          201                   101                    61
 Contract Owner Withdrawals                                                   (6,371)               (5,578)                   (8)
 Net Transfers In (Out) (Note 3)                                              11,667                (1,325)                3,188
 Contract Charges (Note 6)                                                       (44)                   (5)                   (7)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,453                (6,807)                3,234
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       10,900                (8,748)                3,445
Net Assets, Beginning of Period                                               46,463                31,196                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            57,363   $            22,448   $             3,445
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton                                  Van Kampen
                                                                         Growth              Van Kampen             Strategic
                                                                       Securities             Comstock               Growth
                                                                          Fund                Portfolio             Portfolio aa
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 5   $               297   $                34

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (30)                 (772)                 (193)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (25)                 (475)                 (159)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              4                   316                  (128)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 331                 2,227                   916
 Capital Gain Distributions (Note 2)                                               0                   811                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 335                 3,354                   788
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       310                 2,879                   629
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          120                 1,164                    76
 Contract Owner Withdrawals                                                       (7)               (6,813)               (2,737)
 Net Transfers In (Out) (Note 3)                                               6,322                63,521                (1,824)
 Contract Charges (Note 6)                                                       (12)                  (60)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        6,423                57,812                (4,487)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,733                60,691                (3,858)
Net Assets, Beginning of Period                                                    0                21,077                14,701
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             6,733   $            81,768   $            10,843
                                                                 ====================  ====================  ====================

aa Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15,2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                 Divisions Investing In
                                                                 =======================

                                                                       Wanger U.S.
                                                                         Smaller
                                                                        Companies
                                                                 ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0

Investment Expenses:                                                             (29)
 Asset-Based Insurance Charges (Note 6)                          --------------------
  Net Investment Income (Loss)                                                   (29)
                                                                 --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             14
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 324
 Capital Gain Distributions (Note 2)                                               0
                                                                 --------------------
  Net Gain (Loss) on Investments                                                 338
                                                                 --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       309
                                                                 --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          127
 Contract Owner Withdrawals                                                      (13)
 Net Transfers In (Out) (Note 3)                                               5,628
 Contract Charges (Note 6)                                                       (11)
                                                                 --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,731
                                                                 --------------------
Total Increase (Decrease) in Net Assets                                        6,040
Net Assets, Beginning of Period                                                    0
                                                                 --------------------
Net Assets, End of Period                                        $             6,040
                                                                 ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support four annuity contracts - Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective March 4, 2005). Only investment divisions with balances at December 31, 2006 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2006 or 2005 are shown in the Statements of Operations and Changes in Net Assets. The investment divisions are as follows:

   BlackRock Equity Dividend Portfolio
   BlackRock Global SmallCap Portfolio
   BlackRock International Index Portfolio
   BlackRock Short-Term Bond Portfolio
   BlackRock Mid Cap Value Opportunities Portfolio
   BlackRock Small Cap Index Portfolio
   BlackRock Balanced Capital V.I. Fund
   BlackRock Basic Value V.I. Fund
   BlackRock Bond V.I. Fund
   BlackRock Money Market V.I. Fund
   BlackRock Fundamental Growth V.I. Fund
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Growth V.I. Fund
   BlackRock Government Income V.I. Fund
   BlackRock High Income V.I. Fund
   BlackRock S&P Index 500 V.I. Fund
   BlackRock International Value V.I. Fund
   BlackRock Large Cap Core V.I. Fund
   BlackRock Large Cap Growth V.I. Fund
   BlackRock Large Cap Value V.I. Fund
   BlackRock Utilities & Telecommunications V.I. Fund
   BlackRock Value Opportunities V.I. Fund
   AIM V.I. Basic Value Fund
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Mid Cap Core Equity Fund
   Aim V.I. Core Equity Fund
   AIM V.I. Premier Equity Fund
   AllianceBernstein VPS Global Technology Portfolio
   AllianceBernstein VPS Growth and Income Portfolio
   AllianceBernstein VPS Large Cap Growth Portfolio
   AllianceBernstein VPS Small/Mid Cap Value Portfolio
   AllianceBernstein VPS Value Portfolio
   American Century VP International Fund
   American Century VP Ultra Fund
   American Funds Asset Allocation Fund
   American Funds Bond Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   American Funds International Fund
   Cohen & Steers VIF Realty Fund, Inc.
   Davis Value Portfolio
   Dreyfus VIF Appreciation Portfolio
   Eaton Vance VT Floating-Rate Income Fund
   Federated Capital Appreciation Fund II
   Federated Kaufmann Fund II
   MFS Emerging Growth Series
   OpCap Renaissance Portfolio
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   PIMCO CommodityRealReturn Strategy Portfolio
   PIMCO Real Return Portfolio
   PIMCO Total Return Portfolio
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Fund VCT Portfolio
   Pioneer High Yield VCT Portfolio
   Pioneer Small Cap Value VCT Portfolio
   Roszel/Allianz CCM Capital Appreciation Portfolio
   Roszel/Allianz NFJ  Small Cap Value Portfolio
   Roszel/Delaware Trend Portfolio
   Roszel/JP Morgan Multi-Cap Market Neutral Portfolio
   Roszel/JP Morgan Small Cap Growth Portfolio
   Roszel/Lord Abbett Affiliated Portfolio
   Roszel/Lord Abbett Bond Debenture Portfolio
   Roszel/Lord Abbett Mid Cap Value Portfolio
   Roszel/Marsico Large Cap Growth Portfolio
   Roszel/Seligman Mid Cap Growth Portfolio
   Seligman Smaller-Cap Value Portfolio
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund
   Van Kampen Comstock Portfolio
   Van Kampen Strategic Growth Portfolio
   Wanger U.S. Smaller Companies

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisors FAM Series Funds, Inc. and FAM Variable Series Funds, Inc. merged into investment advisors BlackRock Series Funds, Inc. and BlackRock Variable Series Funds, Inc, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and
   liabilities  and   disclosure   of   contingent   assets  and
   liabilitiesat the date of the Financial Statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
   - Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.
   - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
   - Realized gains and losses on the sales of investments are computed on the first in first out basis.
   - All premiums and contract owner withdrawals are applied as described in the prospectus.
   - Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits) and other Contract benefits.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the BlackRock Money Market V.I. Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

(In thousands)
                                                                        Purchases               Sales
                                                                 --------------------  --------------------
BlackRock Equity Dividend Portfolio                              $              1,187  $                110
BlackRock Global SmallCap Portfolio                                             1,943                   176
BlackRock International Index Portfolio                                         1,689                   725
BlackRock Short-Term Bond Portfolio                                            17,064                20,357
BlackRock Mid Cap Value Opportunities Portfolio                                   573                   137
BlackRock Small Cap Index Portfolio                                               416                   120
BlackRock Balanced Capital V.I. Fund                                            1,208                13,481
BlackRock Basic Value V.I. Fund                                                77,086               194,899
BlackRock Bond V.I. Fund                                                       59,599               122,380
BlackRock Money Market V.I. Fund                                              225,843               221,312
BlackRock Fundamental Growth V.I. Fund                                          7,382                70,252
BlackRock Global Allocation V.I. Fund                                          64,406                85,198
BlackRock Global Growth V.I. Fund                                               7,358                 8,900
BlackRock Government Income V.I. Fund                                          90,433                67,439
BlackRock High Income V.I. Fund                                                15,679                47,604
BlackRock S&P Index 500 V.I. Fund                                              39,113                70,725
BlackRock International Value V.I. Fund                                        50,146                57,668
BlackRock Large Cap Core V.I. Fund                                             79,373                85,836
BlackRock Large Cap Growth V.I. Fund                                           26,172                27,743
BlackRock Large Cap Value V.I. Fund                                            57,808                53,913
BlackRock Utilities & Telecommunications V.I. Fund                              1,938                 6,904
BlackRock Value Opportunities V.I. Fund                                        56,864                82,058
AIM V.I. Basic Value Fund                                                         419                   258
AIM V.I. Capital Appreciation Fund                                                154                19,640
AIM V.I. International Growth Fund                                              2,918                18,759
AIM V.I. Mid Cap Core Equity Fund                                               1,193                   110
Aim V.I. Core Equity Fund                                                     136,779                28,093
AIM V.I. Premier Equity Fund                                                   10,145               143,469
AllianceBernstein VPS Global Technology Portfolio                                 931                 1,295
AllianceBernstein VPS Growth and Income Portfolio                              12,042                46,095
AllianceBernstein VPS Large Cap Growth Portfolio                                4,593                58,861
AllianceBernstein VPS Small/Mid Cap Value Portfolio                            22,712                 9,397
AllianceBernstein VPS Value Portfolio                                             616                   134
American Century VP International Fund                                          6,443                11,750
American Century VP Ultra Fund                                                  4,346                10,904
American Funds Asset Allocation Fund                                            4,364                   641
American Funds Bond Fund                                                       36,353                   872
American Funds Growth Fund                                                     57,114                 8,641
American Funds Growth-Income Fund                                               9,805                   786
American Funds International Fund                                              39,536                 4,834
Cohen & Steers VIF Realty Fund, Inc.                                            8,795                 2,416
Davis Value Portfolio                                                          91,533                96,863
Dreyfus VIF Appreciation Portfolio                                             28,538                20,318
Eaton Vance VT Floating-Rate Income Fund                                       22,884                 5,911
Federated Capital Appreciation Fund II                                            573                   808
Federated Kaufmann Fund II                                                      7,160                 4,465
MFS Emerging Growth Series                                                      3,235                44,100
OpCap Renaissance Portfolio                                                       198                 2,618
Oppenheimer Capital Appreciation Fund/VA                                          859                   367
Oppenheimer Main Street Fund/VA                                                   189                    46
Oppenheimer Main Street Small Cap Fund/VA                                      10,043                11,737



(In thousands)
                                                                        Purchases               Sales
                                                                 --------------------  --------------------
PIMCO CommodityRealReturn Strategy Portfolio                                   12,149                 1,623
PIMCO Real Return Portfolio                                                     2,243                   510
PIMCO Total Return Portfolio                                                  102,733               128,133
Pioneer Emerging Markets VCT Portfolio                                          1,182                   297
Pioneer Fund VCT Portfolio                                                     40,691                 8,930
Pioneer High Yield VCT Portfolio                                                1,357                 1,467
Pioneer Small Cap Value VCT Portfolio                                             580                    41
Roszel/Allianz CCM Capital Appreciation Portfolio                              38,030                32,082
Roszel/Allianz NFJ  Small Cap Value Portfolio                                  24,131                34,919
Roszel/Delaware Trend Portfolio                                                 6,025                10,025
Roszel/JP Morgan Multi-Cap Market Neutral Portfolio                            16,179                   273
Roszel/JP Morgan Small Cap Growth Portfolio                                     9,494                19,333
Roszel/Lord Abbett Affiliated Portfolio                                        21,694                 8,101
Roszel/Lord Abbett Bond Debenture Portfolio                                     4,002                 2,997
Roszel/Lord Abbett Mid Cap Value Portfolio                                     32,407                41,697
Roszel/Marsico Large Cap Growth Portfolio                                         937                   249
Roszel/Seligman Mid Cap Growth Portfolio                                        8,546                15,879
Seligman Smaller-Cap Value Portfolio                                            2,326                 8,072
Templeton Foreign Securities Fund                                               3,680                   689
Templeton Growth Securities Fund                                                4,478                 7,416
Van Kampen Comstock Portfolio                                                  60,014                65,154
Van Kampen Strategic Growth Portfolio                                             467                 3,384
Wanger U.S. Smaller Companies                                                  18,677                   933

                                                                 --------------------  --------------------
                                                                 $          1,819,772  $          2,184,329
                                                                 ====================  ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
-------------------------
The  investment  income  ratio  represents  the  dividends, excluding  distributions  of capital gains, received  by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios  exclude  those expenses, such as mortality and  expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the  timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
-------------------------
The expense ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense  charges, for  each period  indicated. These  ratios  include only those  expenses that result  in a  direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units  and expenses of the underlying fund are excluded.
Total returns:
-------------------------
The total return includes changes in the value of the underlying mutual fund, which includes expenses  assessed  through the reduction of unit values. These returns do not include any  expenses  assessed  through  the  redemption  of  units.
Investment  divisions  with a date notation indicates the effective date  of that  investment  division in the  separate account.  The  total return is calculated for the  period indicated  or  from  the  effective date  through  the  end of the reporting period.  As the total retun is represented as a range of minimum  and  maximum values based on the product grouping  represented in the minimum and maximum  expense ratio amounts, some individual contract returns are not within the ranges presented.

(In thousands, except unit values)

BlackRock Equity Dividend Portfolio
----------------------------------------
                                                                             Investment      Expense                Total
                                           Unit Value           Net Assets    Income          Ratio                 Return
      December 31,        Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     92 $    13.19 $      13.30  $      1,600      2.27 %      1.25%    1.65 %     17.48 %    17.95 %
          2005                     38      11.22        11.27           428      4.82        1.25     1.65        4.55       4.90

BlackRock Global SmallCap Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    212 $    13.23 $      13.33  $      3,110      0.57 %      1.25%    1.65 %     16.00 %    16.46 %
          2005                     95      11.40        11.44         1,074      0.91        1.25     1.65        8.19       8.54

BlackRock International Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    113 $    14.01 $      14.12  $      1,715      4.85 %      1.25%    1.65 %     23.89 %    24.38 %
          2005                     82      11.31        11.35           917      4.93        1.25     1.65        8.13       8.49


5. UNIT VALUES (Continued)

BlackRock Short-Term Bond Portfolio
----------------------------------------
                                                                             Investment       Expense                Total
                                           Unit Value 		Net Assets     Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    182 $    10.27 $      10.35  $      1,973      4.13 %      1.25%    1.65 %      3.02 %     3.43 %
          2005                    525       9.96        10.00         5,241      3.25        1.25     1.65        0.01       0.34

BlackRock Mid Cap Value Opportunities Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     62 $    12.43 $      12.53  $        756      0.42 %      1.25%    1.65 %     11.42 %    11.86 %
          2005                     31      11.15        11.19           338      1.96        1.25     1.65        9.87      10.23

BlackRock Small Cap Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     69 $    12.05 $      12.14  $        856      1.31 %      1.25%    1.65 %     15.64 %    16.10 %
          2005                     50      10.41        10.46           511      2.67        1.25     1.65        3.65       4.00

BlackRock Balanced Capital V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value		 Net Assets    Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  2,533 $    22.76 $      22.76  $     56,815      2.08 %      1.35%    1.35 %     13.54 %    13.54 %
          2005                  3,100      20.03        20.03        62,088      1.77        1.35     1.35        2.69       2.69
          2004                  3,676      19.50        19.50        71,662      1.93        1.35     1.35        7.16       7.16
          2003                  4,389      18.19        18.19        79,811      2.17        1.35     1.35       19.86      19.86
          2002                  5,238      15.16        15.16        79,437      2.54        1.35     1.35      -14.88     -14.88

BlackRock Basic Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 17,786 $    13.18 $      40.55  $    634,438      1.51 %      1.25%    1.65 %     19.82 %    20.29 %
          2005                 23,043      10.99        33.73       699,890      1.22        1.25     1.65        1.21       1.61
          2004                 31,176      13.01        33.21       908,209      1.07        1.35     1.59        9.31       9.52
          2003                 34,255      11.90        30.31       929,716      1.17        1.35     1.59       31.13      31.38
          2002                 36,425       9.08        23.06       760,127      0.99        1.35     1.59      -19.07     -18.91



BlackRock Bond V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 19,689 $    10.38 $      20.09  $    394,047      4.64 %      1.25%    1.65 %      2.65 %     3.06 %
          2005                 25,322      10.11        19.50       459,672      4.96        1.25     1.65        0.30       0.70
          2004                 30,585      11.14        19.38       551,412      3.63        1.35     1.59        2.86       3.06
          2003                 35,192      10.83        18.79       623,699      3.81        1.35     1.59        3.11       3.30
          2002                 33,433      10.50        18.18       605,699      4.74        1.35     1.59        7.84       8.05

BlackRock Money Market V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 18,290 $    10.26 $      14.24  $    235,495      4.46 %      1.25%    1.65 %      2.78 %     3.19 %
          2005                 17,556       9.97        13.80       230,867      2.63        1.25     1.65        0.97       1.37
          2004                 20,964       9.86        13.62       274,600      0.89        1.35     1.59       -0.67      -0.48
          2003                 28,923       9.92        13.68       374,152      0.73        1.35     1.59       -0.86      -0.67
          2002                 37,214      10.01        13.77       484,632      1.47        1.35     1.59       -0.12       0.07

BlackRock Fundamental Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 11,157 $     7.59 $      11.86  $     97,138      0.43 %      1.25%    1.65 %      2.78 %     3.19 %
          2005                 18,151       7.38        11.48       155,056      0.54        1.25     1.65        5.69       6.11
          2004                 21,783       6.98         9.99       175,178      0.75        1.35     1.59        5.11       5.31
          2003                 22,878       6.64         9.50       174,056      0.12        1.35     1.59       25.97      26.20
          2002                 30,690       5.27         7.54       177,951      0.10        1.35     1.59      -28.66     -28.52



BlackRock Global Allocation V.I. Fund

----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value		 Net Assets    Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 23,573 $    13.58 $      27.84  $    626,570      2.65 %      1.25%    1.65 %     14.57 %    15.03 %
          2005                 24,939      11.85        24.22       593,661      2.49        1.25     1.65        8.66       9.09
          2004                 24,111      22.21        22.21       535,445      3.19        1.35     1.35       12.79      12.79
          2003                 22,469      19.68        19.68       442,208      3.36        1.35     1.35       32.82      32.82
          2002                 20,902      14.81        14.81       309,557      3.30        1.35     1.35       -9.42      -9.42

BlackRock Global Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value		 Net Assets    Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,815 $    13.65 $      13.65  $     51,542      0.94 %      1.35%    1.35 %     20.32 %    20.32 %
          2005                  3,894      11.34        11.34        44,158      0.88        1.35     1.35       13.47      13.47
          2004                  8,182       9.99         9.99        81,733      1.56        1.35     1.35       13.62      13.62
          2003                  9,056       8.79         8.79        79,579      1.05        1.35     1.35       31.70      31.70
          2002                 10,257       6.67         6.67        68,404      0.11        1.35     1.35      -28.74     -28.74

BlackRock Government Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 19,059 $    10.43 $      17.60  $    294,842      4.52 %      1.25%    1.65 %      2.18 %     2.58 %
          2005                 16,481      10.20        17.16       273,179      4.65        1.25     1.65        1.52       1.92
          2004                 18,070      11.00        16.85       292,867      2.88        1.35     1.59        2.48       2.68
          2003                 23,877      10.73        16.40       377,029      3.64        1.35     1.59        0.46       0.65
          2002                 35,717      10.67        16.29       536,701      5.78        1.35     1.59        8.05       8.25



BlackRock High Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  8,040 $    11.19 $      23.34  $    183,672      7.48 %      1.25%    1.65 %      7.64 %     8.07 %
          2005                  9,878      10.39        21.61       212,628      8.81        1.25     1.65       -0.16       0.24
          2004                 12,702      21.57        21.57       273,983      7.75        1.35     1.35       10.26      10.26
          2003                 14,782      19.55        19.55       289,040      8.63        1.35     1.35       26.33      26.33
          2002                 15,248      15.47        15.47       235,877     10.38        1.35     1.35       -2.83      -2.83

BlackRock S&P Index 500 V.I. Fund

----------------------------------------
                                                                             Investment        Expense               Total
                                           Unit Value 		Net Assets     Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 14,001 $     9.21 $      19.13  $    252,795      1.56 %      1.25%    1.65 %     13.56 %    14.01 %
          2005                 16,705       8.10        16.79       254,240      1.53        1.25     1.65        2.67       3.08
          2004                 20,400       7.88        16.30       300,475      1.57        1.35     1.59        8.76       8.97
          2003                 27,796       7.25        14.95       343,202      1.41        1.35     1.59       26.12      26.36
          2002                 22,860       5.75        11.82       242,493      1.20        1.35     1.59      -23.63     -23.48

BlackRock International Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 15,848 $    15.96 $      21.30  $    317,682      3.32 %      1.25%    1.65 %     25.76 %    26.26 %
          2005                 17,903      12.68        16.91       287,460      2.71        1.25     1.65        9.80      10.24
          2004                 20,949      13.14        14.71       305,732      2.48        1.35     1.59       20.60      20.83
          2003                 21,980      10.90        12.75       265,090      3.48        1.35     1.59       40.00      40.26
          2002                 23,117       7.78         9.10       199,255      3.72        1.35     1.59      -12.94     -12.77



BlackRock Large Cap Core V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 13,435 $    14.12 $      36.35  $    470,688      0.91 %      1.25%    1.65 %     12.82 %    13.27 %
          2005                 14,791      12.51        32.10       469,295      0.63        1.25     1.65       11.29      11.74
          2004                 16,373      28.75        28.75       470,647      0.85        1.35     1.35       15.16      15.16
          2003                 17,865      24.95        24.95       445,705      0.40        1.35     1.35       29.70      29.70
          2002                 19,456      19.23        19.23       374,071      0.75        1.35     1.35      -18.14     -18.14

BlackRock Large Cap Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 16,203 $    10.91 $      12.97  $    175,303      0.30 %      1.25%    1.65 %      5.41 %     5.83 %
          2005                 16,112      10.31        12.25       166,355      0.20        1.25     1.65        8.78       9.22
          2004                 15,569       9.45         9.45       147,077      0.28        1.35     1.35        6.30       6.30
          2003                  6,241       8.88         8.88        55,435      0.00        1.35     1.35       32.15      32.15
          2002                  3,896       6.72         6.72        26,178      0.00        1.35     1.35      -24.46     -24.46

BlackRock Large Cap Value V.I. Fund
--------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  9,230 $    14.67 $      17.64  $    159,802      0.80 %      1.25%    1.65 %     14.06 %    14.52 %
          2005                  9,743      12.85        15.41       147,948      0.60        1.25     1.65       15.42      15.88
          2004                  8,560      13.31        13.31       113,911      0.89        1.35     1.35       18.71      18.71
          2003                  7,823      11.20        11.20        87,649      0.54        1.35     1.35       32.12      32.12
          2002                  6,809       8.48         8.48        57,719      0.87        1.35     1.35      -13.83     -13.83



BlackRock Utilities & Telecommunications V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,238 $    29.54 $      29.54  $     35,970      2.87 %      1.35%    1.35 %     23.50 %    23.50 %
          2005                  1,460      23.91        23.91        34,919      2.40        1.35     1.35       12.55      12.55
          2004                  1,749      21.23        21.23        37,144      2.55        1.35     1.35       23.97      23.97
          2003                  2,105      17.12        17.12        36,037      2.99        1.35     1.35       18.52      18.52
          2002                  2,510      14.44        14.44        36,231      3.49        1.35     1.35      -19.90     -19.90

BlackRock Value Opportunities V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  7,527 $    13.32 $      43.26  $    305,303      0.23 %      1.25%    1.65 %     10.92 %    11.36 %
          2005                  9,190      12.01        38.86       344,254      0.27        1.25     1.65        8.53       8.96
          2004                 12,421      13.64        35.68       433,061      0.00        1.35     1.59       13.16      13.38
          2003                 15,011      12.06        31.46       465,387      0.38        1.35     1.59       40.66      40.93
          2002                 16,685       8.57        22.31       368,071      0.00        1.35     1.59      -24.96     -24.82


Developing Capital Markets V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                    Division was not available
          2005                                                    Division was not available
          2004                                                    Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  2,543       6.54         6.54        16,619      0.38        1.35     1.35      -11.49     -11.49



Focus Twenty V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                    Division was not available
          2005                                                    Division was not available
          2004                                                    Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  2,873       1.37         1.37         3,922      0.00        1.35     1.35      -39.81     -39.81

AIM V.I. Basic Value Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     50 $    12.80 $      12.92  $        695      0.54 %      1.25%    1.65 %     11.30 %    11.75 %
          2005                     42      11.50        11.56           491      0.20        1.25     1.65        2.02       2.35

AIM V.I. Capital Appreciation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------

          2006                  5,185 $    14.17 $      14.17  $     72,289      0.05 %      1.35%    1.35 %      4.83 %     4.83 %
          2005                  6,446      13.51        13.51        87,089      0.06        1.35     1.35        7.33       7.33
          2004                  7,941      12.58        12.58        99,923      0.00        1.35     1.35        5.14       5.14
          2003                  6,911      11.96        11.96        82,666      0.00        1.35     1.35       27.72      27.72
          2002                  8,026       9.36         9.36        75,127      0.00        1.35     1.35      -25.41     -25.41




AIM V.I. International Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,852 $    10.76 $      19.26  $     20,814      0.77 %      1.55%    1.59 %     26.22 %    26.27 %
          2005                  3,431       8.53        15.26        30,717      0.62        1.55     1.59       16.07      16.12
          2004                  2,548       7.35        13.14        19,809      0.64        1.55     1.59       22.04      22.09
          2003                  2,909       6.02        10.76        18,281      0.53        1.55     1.59       27.03      27.08
          2002                  3,314       4.74         8.47        16,131      0.55        1.55     1.59      -17.01     -16.97


AIM V.I. Mid Cap Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    157 $    12.48 $      12.59  $      2,008      1.21 %      1.25%    1.65 %      9.37 %     9.81 %
          2005                     85      11.40        11.46           969      1.11        1.25     1.65        2.97       3.31

Aim V.I. Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 10,478 $    11.07 $      11.09  $    117,616      0.79 %      1.35%    1.59 %     14.87 %    15.08 %

AIM V.I. Premier Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                  9,913 $     6.12 $      14.06  $    127,765      0.77 %      1.35%    1.59 %      3.99 %     4.19 %
          2004                 13,007       5.89        13.49       160,804      0.42        1.35     1.59        4.10       4.30
          2003                 17,039       5.66        12.93       200,509      0.29        1.35     1.59       23.11      23.34
          2002                 20,694       4.59        10.48       197,190      0.28        1.35     1.59      -31.36     -31.23



AllianceBernstein VPS Global Technology Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
      December 31,      Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    501 $     7.56 $       7.56  $      3,928      0.00 %      1.35%    1.35 %      7.13 %     7.13 %
          2005                    566       7.05         7.05         3,989      0.00        1.35     1.35        2.42       2.42
          2004                    793       6.88         6.88         5,456      0.00        1.35     1.35        3.99       3.99
          2003                    828       6.61         6.61         5,477      0.00        1.35     1.35       42.08      42.08
          2002                    411       4.65         4.65         1,914      0.00        1.35     1.35      -42.52     -42.52

AllianceBernstein VPS Growth and Income Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,915 $    13.90 $      13.94  $     26,536      1.09 %      1.55%    1.59 %     15.44 %    15.49 %
          2005                  4,686      12.04        12.07        56,557      1.53        1.55     1.59        3.22       3.26
          2004                  3,256      11.66        11.70        38,066      0.96        1.55     1.59        9.70       9.74
          2003                  4,238      10.62        10.66        45,175      1.05        1.55     1.59       30.42      30.47
          2002                  5,345       8.14         8.18        43,683      0.57        1.55     1.59      -23.28     -23.25

AllianceBernstein VPS Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 13,520 $     6.20 $      16.89  $    185,513      0.00 %      1.35%    1.59 %     -2.01 %    -1.83 %
          2005                 17,389       6.33        17.20       242,872      0.00        1.35     1.59       13.34      13.55
          2004                 19,544       5.58        15.14       255,979      0.00        1.35     1.59        6.90       7.11
          2003                 32,678       5.22        14.13       414,203      0.00        1.35     1.59       21.72      21.95
          2002                 37,887       4.29        11.58       393,423      0.00        1.35     1.59      -31.74     -31.61



AllianceBernstein VPS Small/Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,810 $    13.16 $      13.28  $     25,634      0.45 %      1.25%    1.65 %     12.50 %    12.95 %
          2005                    946      11.69        11.75        11,080      0.21        1.25     1.65        3.27       3.61

AllianceBernstein VPS Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     47 $    13.54 $      13.66  $        848      1.07 %      1.25%    1.65 %     19.28 %    19.76 %
          2005                     26      11.35        11.40           291      0.11        1.25     1.65        1.53       1.86

AllianceBernstein Quasar Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  7,563       5.31         5.31        40,173      0.00        1.35     1.35      -32.72     -32.72



American Century VP International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------

          2006                  5,103 $    12.22 $      12.22  $     62,338      1.68 %      1.35%    1.35 %     23.29 %    23.29 %
          2005                  5,604       9.91         9.91        55,518      1.25        1.35     1.35       11.68      11.68
          2004                  6,558       8.87         8.87        58,142      0.49        1.35     1.35       13.32      13.32
          2003                  5,389       7.82         7.82        42,141      0.72        1.35     1.35       22.78      22.78
          2002                  5,042       6.37         6.37        32,092      0.73        1.35     1.35      -21.48     -21.48

American Century VP Ultra Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,176 $    10.20 $      10.58  $     12,070      0.00 %      1.25%    1.65 %     -4.90 %    -4.52 %
          2005                  1,778      10.71        11.07        19,099      0.00        1.25     1.65        0.45       0.85
          2004                    197      10.65        10.67         2,103      0.00        1.35     1.59        6.50       6.61

American Funds Asset Allocation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    764 $    12.65 $      12.77  $     10,197      2.67 %      1.40%    1.80 %     12.56 %    13.01 %
          2005                    510      11.23        11.29         5,746      4.79        1.40     1.80        5.63       5.98

American Funds Bond Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  4,095 $    10.65 $      10.75  $     47,887      3.32 %      1.40%    1.80 %      5.03 %     5.45 %
          2005                  1,113      10.14        10.19        11,301      1.93        1.40     1.80       -0.48      -0.15



American Funds Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  6,019 $    13.61 $      13.73  $     86,808      1.02 %      1.40%    1.80 %      8.20 %     8.64 %
          2005                  2,627      12.57        12.63        33,087      1.30        1.40     1.80       12.53      12.90

American Funds Growth-Income Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,382 $    12.67 $      12.78  $     18,483      1.96 %      1.40%    1.80 %     13.10 %    13.55 %
          2005                    718      11.20        11.25         8,063      2.78        1.40     1.80        3.23       3.58

American Funds International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,331 $    15.64 $      15.78  $     55,889      2.24 %      1.40%    1.80 %     16.80 %    17.27 %
          2005                  1,187      13.39        13.45        15,928      3.49        1.40     1.80       15.34      15.73

Cohen & Steers VIF Realty Fund, Inc.
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    978 $    15.73 $      15.85  $     15,804      2.29 %      1.15%    1.55 %     33.73 %    34.26 %
          2005                    548      11.76        11.80         6,457      3.28        1.15     1.55       17.81      18.20

Davis Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 20,818 $    12.14 $      15.29  $    242,506      0.83 %      1.25%    1.65 %     13.07 %    13.52 %
          2005                 18,725      10.73        13.50       214,868      0.80        1.25     1.65        7.60       8.03
          2004                 23,710       9.96        12.53       249,877      0.92        1.35     1.59       10.55      10.77
          2003                 17,619       9.01        11.33       168,136      0.82        1.35     1.59       27.71      27.95
          2002                 14,168       7.05         8.87       105,382      0.72        1.35     1.59      -17.58     -17.43



Delaware VIP Trend Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  2,304       5.33         9.26        13,189      0.00        1.55     1.59      -21.20     -21.17

Dreyfus VIF Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense                Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,896 $    12.50 $      12.62  $     25,250      2.57 %      1.15%    1.55 %     14.37 %    14.83 %
          2005                  1,421      10.93        10.98        15,556      0.00        1.15     1.55       -1.19      -0.86

Eaton Vance VT Floating-Rate Income Fund
----------------------------------------

         								     Investment       Expense                Total
                                           Unit Value 		Net Assets     Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  2,102 $    10.68 $      10.77  $     24,820      5.82 %      1.15%    1.55 %      3.84 %     4.26 %
          2005                    769      10.27        10.33         7,918      4.40        1.15     1.55        1.68       2.02

Federated Capital Appreciation Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    137 $    12.21 $      12.53  $      1,655      0.85 %      1.25%    1.65 %     14.26 %    14.72 %
          2005                    155      10.68        10.91         1,659      0.90        1.25     1.65        0.20       0.60
          2004                     96      10.64        10.66         1,018      0.00        1.35     1.59        6.44       6.55

Federated Kaufmann Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value   	Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                         ---------------------------------------------------------------------------------------------------------
          2006                  1,339 $    13.77 $      14.23  $     18,980      0.00 %      1.25%    1.65 %     12.94 %    13.40 %
          2005                  1,164      12.18        12.55        14,262      0.00        1.25     1.65        9.37       9.81
          2004                    629      11.12        11.14         7,005      0.00        1.35     1.59       11.20      11.32



MFS Emerging Growth Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value   	Net Assets     Income          Ratio                Return
      December 31,      Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  7,052 $     5.33 $      15.24  $     83,710      0.00 %      1.35%    1.59 %      6.20 %     6.40 %
          2005                  9,385       5.02        14.32       116,928      0.00        1.35     1.59        7.47       7.68
          2004                 11,686       4.67        13.29       134,915      0.00        1.35     1.59       11.17      11.39
          2003                 14,183       4.20        11.93       145,971      0.00        1.35     1.59       28.18      28.42
          2002                 16,754       3.28         9.28       131,697      0.00        1.35     1.59      -34.81     -34.68

MFS Research Series
----------------------------------------

                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                 13,792       9.67         9.67       133,431      0.28        1.35     1.35      -25.59     -25.59

MFS Investors Trust Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  1,843       6.20         8.14        11,612      0.54        1.55     1.59      -22.21     -22.18

OpCap Renaissance Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    398 $    11.70 $      11.82  $      4,668      0.27 %      1.25%    1.65 %      9.50 %     9.94 %
          2005                    612      10.68        10.74         6,552      0.00        1.25     1.65       -6.13      -5.76
          2004                    706      11.36        11.38         8,034      0.00        1.35     1.59       13.61      13.73

Oppenheimer Capital Appreciation Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    112 $    11.83 $      11.94  $      1,393      0.17 %      1.15%    1.55 %      5.98 %     6.40 %
          2005                     73      11.16        11.22           814      0.00        1.15     1.55        3.79       4.13



Oppenheimer Main Street Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     48 $    12.74 $      12.86  $        626      0.80 %      1.15%    1.55 %     12.94 %    13.39 %
          2005                     37      11.28        11.33           416      0.00        1.15     1.55        2.95       3.29

Oppenheimer Main Street Small Cap Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     92 $    13.90 $      14.03  $      1,385      0.02 %      1.15%    1.55 %     12.84 %    13.29 %
          2005                    248      12.32        12.38         3,063      0.00        1.15     1.55        7.06       7.41

PIMCO CommodityRealReturn Strategy Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
           2006                 1,528 $    10.85 $      10.94  $     18,197      5.08 %      1.25%    1.65 %     -4.73 %    -4.35 %
           2005                   770      11.38        11.44         8,779      3.15        1.25     1.65        7.20       7.55

PIMCO Real Return Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    369 $    10.18 $      10.27  $      3,856      4.30 %      1.25%    1.65 %     -0.98 %    -0.58 %
          2005                    227      10.27        10.32         2,332      3.30        1.25     1.65        0.34       0.67

PIMCO Total Return Portfolio
----------------------------------------

                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 30,289 $    10.39 $      13.50  $    348,387      4.43 %      1.25%    1.65 %      2.11 %     2.51 %
          2005                 32,271      10.17        13.21       377,836      3.40        1.25     1.65        0.73       1.13
          2004                 29,466      11.27        13.10       348,697      1.88        1.35     1.59        3.23       3.43
          2003                 26,972      10.89        12.69       313,226      2.83        1.35     1.59        3.39       3.58
          2002                 18,934      10.51        12.27       213,676      4.07        1.35     1.59        7.37       7.57

Pioneer Emerging Markets VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value		 Net Assets     Income         Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     88 $    11.94 $      11.98  $      1,018      0.05 %      1.15%    1.55 %      8.08 %     8.37 %

</table)

5. UNIT Values (Continued)
(Table)
(Caption)

Pioneer Fund VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,291 $    12.99 $      13.11  $     46,194      1.20 %      1.15%    1.55 %     14.51 %    14.97 %
          2005                    885      11.34        11.39        10,061      1.49        1.15     1.55        2.73       3.07


Pioneer High Yield VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    155 $    10.96 $      11.06  $      1,949      5.11 %      1.20%    1.60 %      6.50 %     6.93 %
          2005                    197      10.29        10.34         2,027      5.10        1.20     1.60       -0.81      -0.48

Pioneer Small Cap Value VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     51 $    13.75 $      13.88  $        964      0.00 %      1.20%    1.60 %     12.28 %    12.73 %
          2005                     31      12.24        12.30           370      0.00        1.20     1.60        8.36       8.72


Roszel/Allianz CCM Capital Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  9,737 $    12.55 $      14.79  $    141,408      0.21 %      1.25%    1.65 %      4.67 %     5.09 %
          2005                 10,301      11.99        14.09       145,004      0.46        1.25     1.65        7.59       8.02
          2004                 11,715      12.99        13.05       152,812      0.00        1.35     1.59       11.01      11.22
          2003                 11,904      11.71        11.72       139,549      0.00        1.35     1.59       17.05      17.18

Roszel/Allianz NFJ  Small Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  5,373 $    14.58 $      19.69  $    101,435      1.36 %      1.25%    1.65 %     19.78 %    20.25 %
          2005                  6,518      12.16        16.38       105,622      1.27        1.25     1.65        9.90      10.34
          2004                  5,826      14.76        14.85        86,369      0.00        1.35     1.59       20.89      21.12
          2003                  4,651      12.21        12.26        56,943      1.84        1.35     1.59       31.09      31.34
          2002                  5,803       9.32         9.33        54,079      2.25        1.35     1.59       -6.84      -6.78




Roszel/Delaware Trend Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,986 $    12.06 $      14.83  $     28,909      0.00 %      1.25%    1.65 %      5.81 %     6.24 %
          2005                  2,506      11.39        13.96        34,856      0.00        1.25     1.65        2.98       3.39
          2004                  5,117      13.46        13.51        69,104      0.00        1.35     1.59        9.78       9.99
          2003                  4,833      12.26        12.28        59,332      0.00        1.35     1.59       22.59      22.73

Roszel/JP Morgan Multi-Cap Market Neutral Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,441 $    10.14 $      10.16  $     16,230      0.00 %      1.25%    1.65 %      1.41 %     1.61 %

Roszel/JP Morgan Small Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  4,987 $    13.11 $      14.71  $     72,127      0.00 %      1.25%    1.65 %     13.72 %    14.18 %
          2005                  5,962      11.52        12.89        76,764      0.00        1.25     1.65        4.62       5.04
          2004                  5,507      12.20        12.29        67,597      0.00        1.35     1.59        7.29       7.49
          2003                  5,937      11.38        11.42        67,761      0.00        1.35     1.59       34.90      35.16
          2002                  4,758       8.43         8.44        40,162      0.00        1.35     1.59      -15.68     -15.62

Roszel/Lord Abbett Affiliated Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,562 $    12.94 $      15.55  $     53,191      0.83 %      1.25%    1.65 %     15.52 %    15.98 %
          2005                  2,651      11.20        13.41        35,232      0.70        1.25     1.65        1.45       1.85
          2004                  2,518      13.12        13.17        33,148      0.35        1.35     1.59        9.51       9.72
          2003                  2,680      11.98        12.00        32,124      0.00        1.35     1.59       19.82      19.95



Roszel/Lord Abbett Bond Debenture Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    964 $    11.27 $      13.93  $     12,484      5.59 %      1.25%    1.65 %      7.33 %     7.76 %
          2005                    901      10.49        12.96        11,334      5.42        1.25     1.65        0.51       0.91
          2004                  1,054      12.86        12.87        13,555      4.92        1.55     1.59        6.43       6.47
          2003                  1,282      12.08        12.09        15,487      5.73        1.55     1.59       15.17      15.22
          2002                    138      10.49        10.49         1,449      5.69        1.55     1.59        4.90       4.92

Roszel/Lord Abbett Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  9,148 $    13.27 $      15.94  $    138,816      0.45 %      1.25%    1.65 %     10.24 %    10.68 %
          2005                 10,571      12.03        14.41       151,574      0.38        1.25     1.65        6.41       6.84
          2004                 10,793      13.41        13.49       145,538      0.58        1.35     1.59       21.92      22.16
          2003                 11,431      11.00        11.04       126,091      0.31        1.35     1.59       22.78      23.01
          2002                 10,841       8.96         8.97        97,202      0.00        1.35     1.59      -10.42     -10.35

Roszel/Marsico Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     77 $    10.14 $      10.18  $        721      0.00 %      1.25%    1.65 %      0.88 %     1.14 %

Roszel/Seligman Mid Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,192 $    12.53 $      14.79  $     46,482      0.00 %      1.25%    1.65 %      3.85 %     4.27 %
          2005                  4,048      12.06        14.19        57,363      0.00        1.25     1.65       10.07      10.51
          2004                  3,618      12.77        12.85        46,463      0.00        1.35     1.59        6.86       7.06
          2003                  2,584      11.95        11.99        30,988      0.00        1.35     1.59       31.23      31.48
          2002                  1,468       9.11         9.12        13,390      0.00        1.35     1.59       -8.93      -8.87

Seligman Smaller-Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    835 $    19.65 $      24.15  $     19,003      0.00 %      1.55%    1.59 %     19.34 %    19.39 %
          2005                  1,136      16.46        20.24        22,448      0.52        1.55     1.59       -5.49      -5.45
          2004                  1,496      17.40        21.41        31,196      0.00        1.55     1.59       18.06      18.10
          2003                  1,806      14.74        18.14        31,949      0.00        1.55     1.59       47.58      47.64
          2002                  2,971       9.98        12.29        35,856      0.00        1.55     1.59      -16.71     -16.67




Templeton Foreign Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    471 $    14.68 $      14.81  $      7,450      1.29 %      1.15%    1.55 %     19.52 %    20.00 %
          2005                    280      12.28        12.34         3,445      0.72        1.15     1.55        5.34       5.69

Templeton Growth Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    313 $    14.25 $      14.38  $      4,628      0.80 %      1.15%    1.55 %     19.88 %    20.36 %
          2005                    565      11.88        11.94         6,733      0.21        1.15     1.55        3.63       3.97

Van Kampen Comstock Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  6,247 $    12.79 $      13.34  $     82,591      0.79 %      1.25%    1.65 %     14.33 %    14.78 %
          2005                  7,088      11.19        11.63        81,768      0.55        1.25     1.65        2.62       3.03
          2004                  1,869      11.27        11.29        21,077      0.00        1.35     1.59       12.75      12.87

Van Kampen Strategic Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,648 $     4.92 $      10.08  $      8,162      0.00 %      1.55%    1.59 %      1.24 %     1.28 %
          2005                  2,156       4.86         9.95        10,843      0.28        1.55     1.59        6.23       6.28
          2004                  3,080       4.58         9.36        14,701      0.00        1.55     1.59        5.34       5.38
          2003                  3,898       4.35         8.88        17,546      0.00        1.55     1.59       25.34      25.39
          2002                  4,754       3.47         7.09        16,915      0.33        1.55     1.59      -33.55     -33.53

Wanger U.S. Smaller Companies
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,746 $    13.25 $      13.36  $     24,807      0.13 %      1.25%    1.65 %      6.06 %     6.48 %
          2005                    482      12.48        12.54         6,040      0.00        1.25     1.65        8.11       8.47


6.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account. Asset-based,rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

					                Retirement Plus

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------

  Asset Based  Charges:
              Mortality & Expense Risk Charge   Daily - reduction of unit values        1/365 of 1.25% per day

              Administration Charge             Daily - reduction of unit values        1/365 of 0.10% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40 at the end  of  each contract year and
                                                                                        upon a full withdrawal only if the greater
                                                                                        of    contract  value  or  premiums   less
                                                                                        withdrawals is less than $50,000.

             Guaranteed Minimum Income          Quarterly - redemption of units         0.50% of the contract  value at the end of
             Benefit  ("GMIB")                                                          each  calendar  quarter  based on the GMIB
                                                                                        benefit base as of the  last  business day
                                                                                        of each month within the calendar  quarter
                                                                                        and a  pro rata  amount  of  this fee upon
                                                                                        termination  of  the  rider. For contracts
                                                                                        issued before  October 16, 2004, the  GMIB
											charge is .40%.

              Estate Enhancer Benefit (EEB)     Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of  each of the prior  four  contract
                                                                                        quarters  and  a  pro rata amount of  this
                                                                                        charge  upon   surrender,   annuitization,
                                                                                        death, or termination of the rider.

              Contingent  Deferred Sales        Per incident - redemption of units      7% of premium withdrawn for year 0
              Charge                                                                    6% of premium withdrawn for year 1
                                                                                        5% of premium withdrawn for year 2
                                                                                        4% of premium withdrawn for year 3
                                                                                        3% of premium withdrawn for year 4
                                                                                        2% of premium withdrawn for year 5
                                                                                        1% of premium withdrawn for year 6
                                                                                        0% of premium withdrawn for year 7 or more

             Transfer Fee                       Per incident - redemption of units      $25  for each transfer  after  the twelfth
                                                                                        transfer in a contract year.

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager.



					                Retirement Power

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------
  Asset Based  Charges
              Mortality & Expense Risk Charge   Daily - reduction of unit values        1/365 of 1.59% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40  at the  end of each contract year and
											upon a full withdrawal only if the greater
                                                                                        of   contract   value  or   premiums  less
											withdrawals is less than $25,000.

             Estate Enhancer Benefit (EEB)      Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of each of  the  prior  four contract
                                                                                        quarters and a  pro  rata  amount  of this
                                                                                        charge   upon   surrender,  annuitization,
                                                                                        death, or termination of the rider.

             Transfer fee                       Per incident - redemption of units      $25  for  each  transfer after the twelfth
                                                                                        transfer in a contract year.

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager.



					              Retirement Optimizer

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------
  Asset Based  Charges
              Mortality & Expense Risk Charge   Daily - reduction of unit values        1/365 of 1.55% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40  at  the end of each contract year and
                                                                                        upon a full withdrawal only if the greater
											of   contract  value,   or  premiums  less
                                                                                        withdrawals is less than $25,000.

             Estate Enhancer Benefit (EEB)      Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of  each  of the prior four  contract
                                                                                        quarters  and a  pro rata  amount  of this
                                                                                        charge   upon  surrender,   annuitization,
                                                                                        death, or termination of the rider.

              Contingent  Deferred Sales        Per incident - redemption of units      6% of premium withdrawn for year 0
              Charge                                                                    6% of premium withdrawn for year 1
                                                                                        5% of premium withdrawn for year 2
                                                                                        0% of premium withdrawn for year 3 or more

             Transfer fee                       Per incident - redemption of units      $25  for  each transfer  after the twelfth
                                                                                        transfer in a contract year.

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager.



					        Investor Choice Investor Series

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  -------------------------------------------
  Asset Based  Charges
    Investor Choice IRA Series - B Class        Daily - reduction of unit values        1/365 of 1.25% per day; or 1.15%, 1.20%, or
                                                                                        1.40% depending on the sub account
    Investor Choice IRA Series - C Class        Daily - reduction of unit values        1/365 of 1.60% per day; or 1.50%, 1.55%, or
                                                                                        1.75% depending on the sub account
    Investor Choice IRA Series - L Class        Daily - reduction of unit values        1/365 of 1.45% per day; or 1.35%, 1.40%, or
                                                                                        1.60% depending on the sub account
    Investor Choice IRA Series - XC Class       Daily - reduction of unit values        1/365 of 1.65% per day; or 1.55%, 1.60%, or
                                                                                        1.80% depending on the sub account

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $50  at  the  end of each contract year and
                                                                                        upon a  full withdrawal only if the greater
                                                                                        of     contract   value, or  premium   less
                                                                                        withdrawals   is less  than $50,000. Charge
                                                                                        applies to all product classes.

             Guaranteed  Minimum Income         Quarterly - redemption of units         0.50%  of the contract value at  the end of
             Benefit  ("GMIB")                                                          each  calendar quarter  based  on  the GMIB
                                                                                        benefit base as of the last business day of
                                                                                        each  month within the  calendar quarter. A
                                                                                        pro   rata  amount of   this    fee    upon
                                                                                        termination of the rider. Charge applies to
                                                                                        all product classes.

             Guaranteed  Minimum Withdrawal     Quarterly - redemption of units         0.75%  of the contract value at  the end of
             Benefit  ("GMWB")                                                          each  calendar quarter  based  on  the GMWB
                                                                                        benefit base as of the last business day of
                                                                                        each  month within the  calendar quarter. A
                                                                                        pro    rata    amount    of  this  fee upon
                                                                                        termination of the rider. Charge applies to
                                                                                        all product classes.

	     Guaranteed  Minimum Death          Quarterly - redemption of units         0.15%  of the GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                  monthaversary. Charges  are  deducted  each
                - Return of Premium                                                     calendar quarter. Pro rata amounts are also
                                                                                        deducted  upon termination  of  the  rider.
                                                                                        Charge applies to all product classes.

                - Maximum Anniversary Value     Quarterly - redemption of units         0.25%  of the GMDB base, calculated on each
                  (MAV)                                                                 monthaversary. Charges  are  deducted  each
                                                                                        calendar quarter. Pro rata amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.

                 - Roll-UP                      Quarterly - redemption of units         0.50%  of the GMDB base, calculated on each
                 (currently not available)                                              monthaversary.  Charges are  deducted  each
                                                                                        calendar quarter. Pro rata amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.

                 - Greater of Maximum           Quarterly - redemption of units         0.55%  of the GMDB base, calculated on each
                 Anniversary Value and Roll-Up                                          monthaversary.  Charges are  deducted  each
                                                                                        calendar quarter. Pro rata amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.



  						Investor Choice Investor Series (Continued)

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  -------------------------------------------
  Contract Charges (Continued):
             Additional Death Benefit ("ADB")   Quarterly - redemption of units         0.25%  of the ADB base, calculated on each
                                                                                        monthaversary.  Charges are deducted  each
                                                                                        calendar quarter.Pro rata amounts are also
                                                                                        deducted  upon  termination of the  rider.
                                                                                        Charge applies to all product classes.


              Contingent  Deferred Sales        Per incident - redemption of units                           Class
              Charge                            based on percentage of premium                      B       L       C        XC
                                                withdrawn.                              0 years     7%      6%      2%       8%
                                                                                        1 year      6%      5%      0%       8%
                                                                                        2 years     5%      4%      0%       7%
                                                                                        3 years     4%      3%      0%       7%
                                                                                        4 years     3%      0%      0%       6%
                                                                                        5 years     2%      0%      0%       6%
                                                                                        6 years     1%      0%      0%       5%
                                                                                        7 years     0%      0%      0%       4%
                                                                                        8 years     0%      0%      0%       3%
                                                                                        9 years     0%      0%      0%       0%

             Transfer fee                       Per incident - redemption of units      $25  for  each  transfer after the  twelfth
                                                                                        transfer in a contract year. Charge applies
                                                                                        to all product classes.

             Redemption fee                     Per incident - redemption of units      Imposed by respective Fund Manager.
                                                                                        Charge applies to all product classes.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2006 and 2005 were as follows:



                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                        Equity              Global           International        Short-Term       Mid Cap Value
                                       Dividend            SmallCap              Index               Bond          Opportunities
                                       Portfolio           Portfolio          Portfolio           Portfolio          Portfolio

(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0                   0                  0                  0
Activity during 2005:
     Issued                                      38                 191                  82                596                 31
     Redeemed                                     0                 (96)                  0                (71)                 0
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 38                  95                  82                525                 31
Activity during 2006:
     Issued                                      62                 129                  89              1,652                 38
     Redeemed                                    (8)                (12)                (58)            (1,995)                (7)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 92                 212                 113                182                 62
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           BlackRock                             BlackRock
                                       Small Cap           Balanced              Basic            BlackRock            Money
                                         Index           Capital V.I.         Value V.I.          Bond V.I.          Market V.I.
                                      Portfolio              Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0               3,676              31,176             30,585             20,964
Activity during 2005:
     Issued                                      50                   0                 286              4,093             12,260
     Redeemed                                     0                (576)             (8,419)            (9,356)           (15,668)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 50               3,100              23,043             25,322             17,556
Activity during 2006:
     Issued                                      29                   0                 149              1,362             17,062
     Redeemed                                   (10)               (567)             (5,406)            (6,995)           (16,328)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 69               2,533              17,786             19,689             18,290
                                  ==================  ==================  ==================  ================== ==================




                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                      Fundamental           Global              Global            Government           High
                                      Growth V.I.       Allocation V.I.       Growth V.I.        Income V.I.        Income V.I.
                                         Fund                Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005               21,783              24,111               8,182             18,070             12,702
Activity during 2005:
     Issued                                   1,213               3,194                 174              1,588                 97
     Redeemed                                (4,845)             (2,366)             (4,462)            (3,177)            (2,921)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005             18,151              24,939               3,894             16,481              9,878
Activity during 2006:
     Issued                                     584               1,439                 570              5,883                 84
     Redeemed                                (7,578)             (2,805)               (649)            (3,305)            (1,922)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006             11,157              23,573               3,815             19,059              8,040
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                       S&P Index         International         Large Cap          Large Cap          Large Cap
                                        500 V.I.          Value V.I.           Core V.I.         Growth V.I.         Value V.I.
                                         Fund                Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005               20,400              20,949              16,373             15,569              8,560
Activity during 2005:
     Issued                                   7,590                 949                 348              2,153              2,873
     Redeemed                               (11,285)             (3,995)             (1,930)            (1,610)            (1,690)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005             16,705              17,903              14,791             16,112              9,743
Activity during 2006:
     Issued                                   1,750                 676                 916              2,317              2,825
     Redeemed                                (4,454)             (2,731)             (2,272)            (2,226)            (3,338)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006             14,001              15,848              13,435             16,203              9,230
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           AIM V.I.            AIM V.I.           AIM V.I.
                                      Utilities &            Value               Basic             Capital         International
                                  Telecommunications  Opportunities V.I.        Value            Appreciation          Growth
                                      V.I. Fund              Fund                Fund                Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                1,749              12,421                   0              7,941              2,548
Activity during 2005:
     Issued                                       0                 211                  44                131              1,535
     Redeemed                                  (289)             (3,442)                 (2)            (1,626)              (652)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              1,460               9,190                  42              6,446              3,431
Activity during 2006:
     Issued                                       2                 214                  29                  9                174
     Redeemed                                  (224)             (1,877)                (21)            (1,270)            (1,753)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              1,238               7,527                  50              5,185              1,852
                                  ==================  ==================  ==================  ================== ==================



                                       AIM V.I.            AIM V.I.            AIM V.I.       AllianceBernstein  AllianceBernstein
                                     Mid Cap Core            Core               Premier          VPS Global        VPS Growth and
                                        Equity              Equity              Equity            Technology          Income
                                         Fund                Fund                Fund             Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0              13,007                793              3,256
Activity during 2005:
     Issued                                      90                   0                  27                147              2,367
     Redeemed                                    (5)                  0              (3,121)              (374)              (937)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 85                   0               9,913                566              4,686
Activity during 2006:
     Issued                                      79              12,857               1,293                102                821
     Redeemed                                    (7)             (2,379)            (11,206)              (167)            (3,592)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                157              10,478                   0                501              1,915
                                  ==================  ==================  ==================  ================== ==================

				  AllianceBernstein   AllianceBernstein
				    VPS Large Cap     VPS Small/Mid Cap   AllianceBernstein   American Century   American Century
				       Growth		   Value              VPS Value       VP International       VP Ultra
                                     Portfolioin         Portfolio            Portfolio	      	   Fund 	       Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005               19,544                   0                   0              6,558                197
Activity during 2005:
     Issued                                   2,309               1,880                  26                320              2,720
     Redeemed                                (4,464)               (934)                  0             (1,274)            (1,139)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005             17,389                 946                  26              5,604              1,778
Activity during 2006:
     Issued                                     349               1,586                  24                468                405
     Redeemed                                (4,218)               (722)                 (3)              (969)            (1,007)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006             13,520               1,810                  47              5,103              1,176
                                  ==================  ==================  ==================  ================== ==================



                                    American Funds
                                         Asset          American Funds      American Funds      American Funds     American Funds
                                      Allocation             Bond               Growth          Growth-Income      International
                                         Fund                Fund                Fund                Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0                   0                  0                  0
Activity during 2005:

     Issued                                     518               2,349               4,999                745              1,271
     Redeemed                                    (8)             (1,236)             (2,372)               (27)               (84)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                510               1,113               2,627                718              1,187
Activity during 2006:
     Issued                                     296               3,058               3,987                714              2,435
     Redeemed                                   (42)                (76)               (595)               (50)              (291)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                764               4,095               6,019              1,382              3,331
                                  ==================  ==================  ==================  ================== ==================



                                                                                                 Eaton Vance         Federated
                                    Cohen & Steers           Davis            Dreyfus VIF        VT Floating-         Capital
                                      VIF Realty             Value           Appreciation        Rate Income        Appreciation
                                      Fund, Inc.           Portfolio           Portfolio             Fund             Fund II
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0              23,710                   0                  0                 96
Activity during 2005:
     Issued                                     565               3,935               4,138              1,356                 93
     Redeemed                                   (17)             (8,920)             (2,717)              (587)               (34)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                548              18,725               1,421                769                155
Activity during 2006:
     Issued                                     553               7,549               2,280              1,887                 48
     Redeemed                                  (123)             (5,456)             (1,805)              (554)               (66)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                978              20,818               1,896              2,102                137
                                  ==================  ==================  ==================  ================== ==================



                                                             MFS                                Oppenheimer        Oppenheimer
                                       Federated           Emerging              OpCap            Capital             Main
                                       Kaufmann             Growth            Renaissance       Appreciation         Street
                                        Fund II             Series             Portfolio          Fund/VA            Fund/VA
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                  629              11,686                 706                  0                  0
Activity during 2005:
     Issued                                   1,587                 883                 185                 80                 42
     Redeemed                                (1,052)             (3,184)               (279)                (7)                (5)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              1,164               9,385                 612                 73                 37
Activity during 2006:
     Issued                                     496                 611                  17                 47                 14
     Redeemed                                  (321)             (2,944)               (231)                (8)                (3)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              1,339               7,052                 398                112                 48
                                  ==================  ==================  ==================  ================== ==================


                                                             PIMCO
                                      Oppenheimer          Commodity            PIMCO               PIMCO            Pioneer
                                     Main  Street         RealReturn             Real               Total            Emerging
                                       Small Cap           Strategy             Return              Return          Markets VCT
                                        Fund/VA            Portfolio           Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0                   0             29,466                  0
Activity during 2005:
     Issued                                     283               2,006                 239             11,954                  0
     Redeemed                                   (35)             (1,236)                (12)            (9,149)                 0
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                248                 770                 227             32,271                  0
Activity during 2006:
     Issued                                     750                 898                 184              7,227                 88
     Redeemed                                  (906)               (140)                (42)            (9,209)                 0
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 92               1,528                 369             30,289                 88
                                  ==================  ==================  ==================  ================== ==================



                                        Pioneer             Pioneer             Pioneer        Roszel / Allianz   Roszel / Allianz
                                         Fund             High Yield           Small Cap         CCM Capital       NFJ Small Cap
                                          VCT                 VCT              Value VCT         Appreciation          Value
                                       Portfolio           Portfolio           Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0                   0             11,715              5,826
Activity during 2005:
     Issued                                   2,108                 309                  31                807              1,917
     Redeemed                                (1,223)               (112)                  0             (2,221)            (1,225)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                885                 197                  31             10,301              6,518
Activity during 2006:
     Issued                                   3,111                  96                  23              1,353                588
     Redeemed                                  (705)               (138)                 (3)            (1,917)            (1,733)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              3,291                 155                  51              9,737              5,373
                                  ==================  ==================  ==================  ================== ==================



                                                      Roszel / JP Morgan  Roszel / JP Morgan      Roszel /           Roszel /
                                   Roszel / Delaware       Multi-Cap           Small Cap         Lord Abbett        Lord Abbett
                                         Trend          Market Neutral          Growth            Affiliated       Bond Debenture
                                       Portfolio          Portfolio            Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                5,117                   0               5,507              2,518              1,054
Activity during 2005:
     Issued                                     105                   0               1,303                525                366
     Redeemed                                (2,716)                  0                (848)              (392)              (519)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              2,506                   0               5,962              2,651                901
Activity during 2006:
     Issued                                     138               1,466                 270              1,427                235
     Redeemed                                  (658)                (25)             (1,245)              (516)              (172)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              1,986               1,441               4,987              3,562                964
                                  ==================  ==================  ==================  ================== ==================




                                       Roszel /        Roszel / Marsico    Roszel / Seligman       Seligman          Templeton
                                      Lord Abbett          Large Cap            Mid Cap          Smaller-Cap          Foreign
                                     Mid Cap Value          Growth              Growth              Value            Securities
                                       Portfolio          Portfolio            Portfolio          Portfolio             Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005               10,793                   0               3,618              1,496                  0
Activity during 2005:
     Issued                                   1,554                   0                 992                247                296
     Redeemed                                (1,776)                  0                (562)              (607)               (16)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005             10,571                   0               4,048              1,136                280
Activity during 2006:
     Issued                                     879                  78                 170                 34                238
     Redeemed                                (2,302)                 (1)             (1,026)              (335)               (47)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              9,148                  77               3,192                835                471
                                  ==================  ==================  ==================  ================== ==================




                                       Templeton                              Van Kampen
                                        Growth            Van Kampen           Strategic          Wanger U.S.
                                      Securities           Comstock             Growth             Smaller
                                         Fund              Portfolio           Portfolio          Companies
(In thousands)                    ------------------  ------------------  ------------------  ------------------

Outstanding at January 1, 2005                    0               1,869               3,080                  0
Activity during 2005:
     Issued                                     571               8,810                  93                495
     Redeemed                                    (6)             (3,591)             (1,017)               (13)
                                  ------------------  ------------------  ------------------  ------------------

Outstanding at December 31, 2005                565               7,088               2,156                482
Activity during 2006:
     Issued                                     336               4,441                  97              1,324
     Redeemed                                  (588)             (5,282)               (605)               (60)
                                  ------------------  ------------------  ------------------  ------------------

Outstanding at December 31, 2006                313               6,247               1,648              1,746
                                  ==================  ==================  ==================  ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in
Note  1  which  comprise  the Merrill  Lynch  Life  Variable
Annuity Separate Account B (the "Account"), as of December 31, 2006, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account B as of December 31, 2006, the results of each of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 30, 2007

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

										           Division Investing In
                                                                                     ======================
                                                                                            BlackRock
                                                                                           Money Market
                                                                                           V.I. Fund a
(In thousands, except unit values)                                                   ======================


Assets

      BlackRock Money Market V.I. Fund, 6,334 shares
         (Cost $6,334)                                                               $               6,334
                                                                                     ----------------------

         Total Assets                                                                $               6,334
                                                                                     ======================


Net Assets
   Accumulation Units                                                                $               6,334
                                                                                     ======================

   Units Outstanding (Note 7)                                                                          409
                                                                                     ======================

   Unit Value                                                                        $               15.50
                                                                                     ======================

a   Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                      Division Investing In
                                                                                     ======================
                                                                                            BlackRock
                                                                                           Money Market
                                                                                           V.I. Fund a
                                                                                     ======================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                                         $                 283

Investment Expenses:
 Mortality and Expense Charges (Note 6)                                                                (41)
                                                                                     ----------------------
  Net Investment Income                                                                                242
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                             242
                                                                                     ----------------------
Contract Transactions:
 Contract Owner Withdrawals                                                                        (43,514)
 Transfers In (Note 3)                                                                              43,471
 Contract Charges (Note 6)                                                                              (3)
                                                                                     ----------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                                (46)
                                                                                     ----------------------

Total Increase in Net Assets                                                                           196
Net Assets, Beginning of Period                                                                      6,138
                                                                                     ----------------------
Net Assets, End of Period                                                            $               6,334
                                                                                     ======================

a   Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                      Division Investing In
                                                                                     ======================
                                                                                            BlackRock
                                                                                           Money Market
                                                                                           V.I. Fund a
                                                                                     ======================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                                         $                 159

Investment Expenses:
 Mortality and Expense Charges (Note 6)                                                                (39)
                                                                                     ----------------------
  Net Investment Income                                                                                120
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                             120
                                                                                     ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                  1
 Contract Owner Withdrawals                                                                        (46,650)
 Transfers In (Note 3)                                                                              46,478
 Contract Charges (Note 6)                                                                              (2)
                                                                                     ----------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                               (173)
                                                                                     ----------------------

Total Decrease in Net Assets                                                                           (53)
Net Assets, Beginning of Period                                                                      6,191
                                                                                     ----------------------
Net Assets, End of Period                                                            $               6,138
                                                                                     ======================

a   Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.ORGANIZATION

  Merrill Lynch Life Variable Annuity Separate Account B ("Separate Account B"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the BlackRock Money Market V.I. Fund.

  The assets of Separate Account B are registered in the name of Merrill Lynch Life. Separate Account B's assets are not chargeable with liabilities arising out of any other business
  Merrill Lynch Life may conduct.

  Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisors FAM Series Funds, Inc. and FAM Variable Series Funds, Inc. merged into investment advisors BlackRock Series Funds, Inc. and BlackRock Variable Series Funds, Inc., respectively.

2.SIGNIFICANT ACCOUNTING POLICIES

  The Financial Statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

  The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
  - Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.
  - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
  - All premiums and contract owner withdrawals are applied as described in the prospectus.
  - Accumulation units are units of measure used to determine the value of an interest in the Division during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for the Division as of the close of trading on each day the New York Stock Exchange is open.

  The  change in net assets accumulated in  Separate  Account  B provides  the  basis  for the periodic  determination  of  the
  amount   of   increased  or   decreased  benefits  under   the
  Contracts.

  The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
  (without regard to the guaranteed minimum death benefits) and other Contract benefits.

   The operations of Separate Account B are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. TRANSFERS IN

   Transfers in include transfers from the investment divisions of Merrill Lynch Life Variable Annuity Separate Account A.

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
BlackRock Money Market V.I. Fund                                    $             3,449  $             3,253
                                                                    -------------------- --------------------
                                                                    $             3,449  $             3,253
                                                                    ==================== ====================


5. UNIT VALUES

The following is  a summary  of units outstanding, unit values and net assets for variable annuity insurance contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
--------------------------------
The investment  income  ratio represents  the  dividends, excluding  distributions of capital gains, received by  the  investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
These ratios exclude those expenses  such as mortality and expense  charges, that  result in direct reduction in the unit values.
The recognition of  investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investments divisions invest.
Expense ratio:
------------------
The  expense  ratio represents the  annualized contract expenses of the  separate account, consisting primarily of mortality  and expense charges, for  each period indicated. These ratios include only  those expenses that result in a direct reduction to  unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund  are excluded.
Total return:
------------------
Total return includes changes in the value of the underlying mutual fund, which includes expenses  assessed through the reduction of unit values. These returns do not include any  expenses assessed through the redemption of units. Investment  divisions with a date notation indicate the effective date of that investment  division in the separate  account. The  total return is  calculated for the period indicated or from the effective date through the end of the reporting period.


(In thousands, except unit values)

BlackRock Money Market V.I. Fund
-----------------------------------                                  Investment
                                                     Net Assets        Income           Expense             Total
                  Units (000's)     Unit Value        (000's)           Ratio            Ratio              Return
   December 31,   ---------------------------------------------------------------- ------------------- ---------------
       2006                 409   $      15.50   $          6,334            4.49%               0.65%           3.81%
       2005                 411          14.93              6,138            2.65                0.65            1.98
       2004                 423          14.63              6,191            0.91                0.65           -0.48
       2003                 462          14.59              6,741            0.65                0.65           -0.21

Reserve Assets V.I. Fund
-----------------------------------                                  Investment
                                                     Net Assets        Income           Expense             Total
                  Units (000's)     Unit Value        (000's)           Ratio            Ratio              Return
   December 31,   ---------------------------------------------------------------- ------------------- ---------------
       2006                                                Division was not available
       2005                                                Division was not available
       2004                                                Division was not available
       2003                   0   $       0.00   $              0            0.00%               0.00%           0.00%
       2002                 450          14.62              6,571            1.22                0.65            0.52


6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.


  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and Expense Charge     Daily - reduction of unit values        1/365 of 0.65% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary.

             Estate Enhancer Charge provides  Annually - redemption of units          0.25% of  the average  contract  value at the
             coverage  in  addition  to that                                          end  of  each  of  the  prior  four  contract
             provided by the death benefit                                            quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed by Separate Account B during 2006 and 2005 were as follows:

                                                           BlackRock
                                                         Money Market
                                                           V.I. Fund
(In thousands)                                         -----------------

Outstanding at January 1, 2005                                      423
Activity during 2005:
     Issued                                                         188
     Redeemed                                                      (200)
                                                       -----------------

Outstanding at December 31, 2005                                    411
Activity during 2006:
     Issued                                                         209
     Redeemed                                                      (211)
                                                       -----------------

Outstanding at December 31, 2006                                    409
                                                       =================


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Merrill Lynch Life Insurance Company

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."


/s/ Deloitte & Touche LLP

New York, New York
March 2, 2007

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                        DECEMBER 31,   DECEMBER 31,
(dollars in thousands)                                                      2006           2005
                                                                        ------------   ------------
ASSETS

INVESTMENTS
   Fixed maturity available-for-sale securities, at estimated fair
      value (amortized cost: 2006 - $1,586,196; 2005 - $1,900,606)       $ 1,570,383    $ 1,884,039
   Equity available-for-sale securities, at estimated fair value
      (cost: 2006 - $70,021; 2005 - $61,696)                                  72,728         64,278
   Trading account securities, at estimated fair value                            --         27,436
   Limited partnerships, at cost                                              11,417         12,195
   Policy loans on insurance contracts, at outstanding loan balances         968,874        992,143
                                                                         -----------    -----------
                                                                           2,623,402      2,980,091
                                                                         -----------    -----------
CASH AND CASH EQUIVALENTS                                                    230,586         56,319
ACCRUED INVESTMENT INCOME                                                     47,548         52,466
DEFERRED POLICY ACQUISITION COSTS                                            285,648        296,189
DEFERRED SALES INDUCEMENTS                                                    20,606          8,298
FEDERAL INCOME TAXES -- DEFERRED                                                  --          1,937
REINSURANCE RECEIVABLES                                                       10,522          9,231
AFFILIATED RECEIVABLES -- NET                                                     --          5,519
RECEIVABLES FROM SECURITIES SOLD                                              23,921            254
OTHER ASSETS                                                                  49,241         33,338
SEPARATE ACCOUNTS ASSETS                                                  11,330,397     10,917,234
                                                                         -----------    -----------
TOTAL ASSETS                                                             $14,621,871    $14,360,876
                                                                         ===========    ===========

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                        DECEMBER 31,   DECEMBER 31,
(dollars in thousands, except common stock par value and shares)            2006           2005
                                                                        ------------   ------------
LIABILITIES
POLICYHOLDER LIABILITIES AND ACCRUALS
   Policyholder account balances                                        $ 2,047,973    $ 2,163,838
   Future policy benefits                                                   408,681        420,542
   Claims and claims settlement expenses                                     42,426         31,147
                                                                        -----------    -----------
                                                                          2,499,080      2,615,527
                                                                        -----------    -----------
OTHER POLICYHOLDER FUNDS                                                      6,973          1,948
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                       6,005          6,791
FEDERAL INCOME TAXES -- CURRENT                                              16,295         17,572
FEDERAL INCOME TAXES -- DEFERRED                                              2,846             --
PAYABLES FOR SECURITIES PURCHASED                                            40,319            962
AFFILIATED PAYABLES -- NET                                                    9,982             --
UNEARNED POLICY CHARGE REVENUE                                               35,545         45,604
OTHER LIABILITIES                                                             5,393          2,405
SEPARATE ACCOUNTS LIABILITIES                                            11,330,397     10,917,234
                                                                        -----------    -----------
TOTAL LIABILITIES                                                        13,952,835     13,608,043
                                                                        -----------    -----------

STOCKHOLDER'S EQUITY
   Common stock ($10 par value; authorized: 1,000,000 shares; issued
      and outstanding: 250,000 shares)                                        2,500          2,500
   Additional paid-in capital                                               397,324        397,324
   Accumulated other comprehensive loss, net of taxes                       (10,233)       (11,699)
   Retained earnings                                                        279,445        364,708
                                                                        -----------    -----------
TOTAL STOCKHOLDER'S EQUITY                                                  669,036        752,833
                                                                        -----------    -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                              $14,621,871    $14,360,876
                                                                        ===========    ===========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                             STATEMENTS OF EARNINGS

                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                        --------------------------------
(dollars in thousands)                                                     2006       2005       2004
                                                                         --------   --------   --------
NET REVENUES
   Policy charge revenue                                                 $264,669   $304,848   $233,982
   Net investment income                                                  142,617    147,730    157,080
   Net realized investment gains                                            1,236      2,622      3,999
                                                                         --------   --------   --------
TOTAL NET REVENUES                                                        408,522    455,200    395,061
                                                                         --------   --------   --------

BENEFITS AND EXPENSES
   Interest credited to policyholder liabilities                          101,837    106,444    119,804
   Policy benefits (net of reinsurance recoveries: 2006 - $14,536;
      2005 - $17,706; 2004 - $15,903)                                      39,158     47,270     54,282
   Reinsurance premium ceded                                               26,919     26,322     25,197
   Amortization of deferred policy acquisition costs                       42,337    126,281      4,904
   Insurance expenses and taxes                                            59,248     59,396     57,560
                                                                         --------   --------   --------
TOTAL BENEFITS AND EXPENSES                                               269,499    365,713    261,747
                                                                         --------   --------   --------
EARNINGS BEFORE FEDERAL INCOME TAXES                                      139,023     89,487    133,314
                                                                         --------   --------   --------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                                 40,293     32,083     37,334
   Deferred                                                                 3,993     (9,960)     3,285
                                                                         --------   --------   --------
TOTAL FEDERAL INCOME TAX EXPENSE                                           44,286     22,123     40,619
                                                                         --------   --------   --------
EARNINGS BEFORE CHANGE IN ACCOUNTING PRINCIPLE                             94,737     67,364     92,695
                                                                         --------   --------   --------
   Change in Accounting Princple, Net of tax                                   --         --    (27,400)
                                                                         --------   --------   --------
NET EARNINGS                                                             $ 94,737   $ 67,364   $ 65,295
                                                                         ========   ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF COMPREHENSIVE INCOME

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                          --------------------------------
(dollars in thousands)                                       2006      2005       2004
                                                          --------   --------   ----------
NET EARNINGS                                               $94,737   $ 67,364   $ 65,295
                                                           -------   --------   --------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on available-for-sale
      securities:
      Net unrealized holding gains (losses) arising
         during the period                                   1,403    (48,849)   (11,852)
      Reclassification adjustment for gains included in
         net earnings                                         (524)    (2,851)    (2,562)
                                                           -------   --------   --------
                                                               879    (51,700)   (14,414)
                                                           -------   --------   --------
   Adjustments for policyholder liabilities                  1,377     11,704     19,033
   Adjustments for deferred federal income taxes              (790)    13,999     (1,526)
   Adjustments for deferred policy acquisition costs            --         --       (260)
                                                           -------   --------   --------
Total other comprehensive income (loss), net of taxes        1,466    (25,997)     2,833
                                                           -------   --------   --------
COMPREHENSIVE INCOME                                       $96,203     41,367   $ 68,128
                                                           =======   ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                  ACCUMULATED
                                                    ADDITIONAL       OTHER                       TOTAL
                                           COMMON     PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
(dollars in thousands)                      STOCK     CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
                                           ------   ----------   -------------   ---------   -------------
BALANCE, JANUARY 1, 2004                   $2,500    $397,324      $ 11,465      $ 329,549    $ 740,838
Net earnings                                                                        65,295       65,295
Cash dividend paid to parent                                                       (97,500)     (97,500)
Other comprehensive income, net of taxes                              2,833                       2,833
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2004                  2,500     397,324        14,298        297,344      711,466
Net earnings                                                                        67,364       67,364
Other comprehensive loss, net of taxes                              (25,997)                    (25,997)
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2005                  2,500     397,324       (11,699)       364,708      752,833
Net earnings                                                                        94,737       94,737
Cash dividend paid to parent                                                      (180,000)    (180,000)
Other comprehensive income, net of taxes                              1,466                       1,466
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2006                 $2,500    $397,324      $(10,233)     $ 279,445     $669,036
                                           ======    ========      ========      =========    =========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                                  FOR THE YEARS ENDED DECEMBER 31,
(dollars in thousands)                                           ---------------------------------
                                                                    2006        2005        2004
                                                                 ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings                                                     $  94,737   $  67,364   $  65,295
Noncash items included in earnings:
   Change in accounting principle, net of tax                           --          --      27,400
   Amortization of deferred policy acquisition costs                42,337     126,281       4,904
   Capitalization of policy acquisition costs                      (31,796)    (29,954)    (34,116)
   Amortization of deferred sales inducements                          944         352
   Capitalization of sales inducements                             (13,252)     (8,650)
   Amortization (Accretion) of unearned policy charge revenue      (10,357)    (68,309)      1,921
   Capitalization of unearned policy charge revenue                    298       1,692       2,539
   Amortization of investments                                       7,350       9,476      10,863
   Interest credited to policyholder liabilities                   101,837     106,444     119,804
   Change in guaranteed benefit liabilities                         (2,218)      1,797      (1,706)
   Deferred federal income tax expense (benefit)                     3,993      (9,960)      3,285
(Increase) decrease in operating assets:
   Trading account securities                                       28,148         642        (373)
   Accrued investment income                                         4,918       5,180       5,919
   Reinsurance receivables                                          (1,291)     (5,399)      2,172
   Affiliated receivables -- net                                     5,519          92      (5,611)
   Other                                                           (15,903)      2,848          59
Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                            11,279      (3,998)      2,648
   Other policyholder funds                                          5,025      (5,276)     (5,691)
   Liability for guaranty fund assessments                            (786)       (265)        (83)
   Federal income taxes -- current                                  (1,277)     (6,044)      3,470
   Affiliated payables -- net                                        9,982          --      (2,365)
   Other                                                             2,988       2,139      (3,214)
Other operating activities:
   Net realized investment gains                                    (1,236)     (2,622)     (3,999)
                                                                 ---------   ---------   ---------
Net cash and cash equivalents provided by operating activities     241,239     183,830     193,121
                                                                 ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for):
   Sales of available-for-sale securities                          390,637     369,222     212,732
   Maturities of available-for-sale securities                     160,863     191,749     353,824
   Purchases of available-for-sale securities                     (236,551)   (503,621)   (406,551)
   Sales of limited partnerships                                     1,028       3,466       1,357
   Purchases of limited partnerships                                  (250)     (2,349)     (3,100)
   Policy loans on insurance contracts -- net                       23,269      37,893      56,501
                                                                 ---------   ---------   ---------
Net cash and cash equivalents provided by investing activities     338,996      96,360     214,763
                                                                 ---------   ---------   ---------

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------
(dollars in thousands)                                          2006        2005         2004
                                                             ---------   ---------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments for):
   Cash dividend paid to parent                              $(180,000)  $      --   $   (97,500)
   Policyholder deposits (excludes internal policy
      replacement deposits)                                    685,069     623,148       730,643
   Policyholder withdrawals (including transfers from
      separate accounts)                                      (911,037)   (911,222)   (1,052,253)
                                                             ---------   ---------   -----------
Net cash and cash equivalents used in financing activities    (405,968)   (288,074)     (419,110)
                                                             ---------   ---------   -----------
Net increase (decrease) in cash and cash equivalents           174,267      (7,884)      (11,226)

Cash and cash equivalents, beginning of year                    56,319      64,203        75,429

Cash and cash equivalents, end of year                       $ 230,586   $  56,319   $    64,203
                                                             =========   =========   ===========
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid to affiliates for:
   Federal income taxes                                      $  41,570   $  38,127   $    33,864
   Interest                                                        494         332           260

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                          NOTES TO FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS

The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006 the Company liquidated its trading portfolio.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Investments in limited partnerships are carried at cost.

Policy loans on insurance contracts are stated at unpaid principal balances.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS ("DAC")

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a rollforward of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                      2006       2005       2004
                    --------   --------   --------
Beginning balance   $ 54,781   $ 62,099   $ 69,289
Interest accrued       4,109      4,657      5,197
Amortization         (12,497)   (11,975)   (12,387)
                    --------   --------   --------
Ending balance      $ 46,393   $ 54,781   $ 62,099
                    ========   ========   ========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

 2007     2008     2009     2010     2011
------   ------   ------   ------   ------
$6,184   $5,801   $5,628   $5,339   $5,159

DEFERRED SALES INDUCEMENTS

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.

SEPARATE ACCOUNTS

The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES

The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products        4.00% -- 4.85%
Interest-sensitive deferred annuities   1.20% -- 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS

The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 11.00%. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

UNEARNED POLICY CHARGE REVENUE ("UPCR")

Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as "unlocking". The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statement of Earnings.

FEDERAL INCOME TAXES

The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

ACCOUNTING PRONOUNCEMENTS

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of Statement No. 157, Fair Value Measurements ("SFAS No. 157"). The Company intends to early adopt SFAS No. 159 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company's practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company's Financial Statements.

As of December 31, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. The interpretations in the SAB provides the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of the SAB did not have an impact on the Company's Financial Statements.

In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for Financial Statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company intends to early adopt SFAS No. 157 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company will adopt FIN 48 in the first quarter of 2007. The adoption of FIN 48 is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2004, the Company adopted the provisions of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in deferred policy acquisition costs resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle during 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying values of financial instruments at December 31 were:

                                                 2006          2005
                                             -----------   -----------
Assets:
   Fixed maturity securities (1)             $ 1,570,383   $ 1,884,039
   Equity securities (1)                          72,728        64,278
   Trading account securities (1)                     --        27,436
   Limited partnerships (2)                       11,417        12,195
   Policy loans on insurance contracts (3)       968,874       992,143
   Cash and cash equivalents (4)                 230,586        56,319
   Separate accounts assets (5)               11,330,397    10,917,234
                                             -----------   -----------
   Total assets:                             $14,184,385   $13,953,644
                                             ===========   ===========
Liabilities :
   Policyholder account balances (6)         $ 2,047,973   $ 2,163,838
                                             ===========   ===========

----------
(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value of two of the partnerships as equal to cost, based on the review of the underlying investments of the partnerships. During 2005, the Company recognized a realized investment loss of $311 and reduced the carrying value of the third partnership to zero.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in the Separate Accounts are carried at the net asset value provided by the fund managers.

(6) The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) at December 31 were:

                                                                2006
                                         -------------------------------------------------
                                            Cost/        Gross        Gross      Estimated
                                          Amortized   Unrealized   Unrealized      Fair
                                            Cost         Gains        Losses       Value
                                         ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities             $1,424,640     $7,509       $22,568    $1,409,581
   Mortgage-backed securities                91,956        226           376        91,806
   U.S. Government and agencies              44,363        200           419        44,144
   Foreign governments                       21,281        321           648        20,954
   Municipals                                 3,956         38            96         3,898
                                         ----------     ------       -------    ----------
Total fixed maturity securities          $1,586,196     $8,294       $24,107    $1,570,383
                                         ==========     ======       =======    ==========
Equity securities:
   Non-redeemable preferred stocks       $   70,021     $2,869       $   162    $   72,728
                                         ==========     ======       =======    ==========

                                                                2005
                                         -------------------------------------------------
                                            Cost/        Gross        Gross      Estimated
                                          Amortized   Unrealized   Unrealized      Fair
                                            Cost         Gains       Losses        Value
                                         ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities             $1,807,866     $13,939      $30,359    $1,791,446
   U.S. Government and agencies              44,593         576          451        44,718
   Mortgage-backed securities                22,755         394          402        22,747
   Foreign governments                       21,369         415          716        21,068
   Municipals                                 4,023          41            4         4,060
                                         ----------     -------      -------    ----------
Total fixed maturity securities          $1,900,606     $15,365      $31,932    $1,884,039
                                         ==========     =======      =======    ==========
Equity securities:
   Non-redeemable preferred stocks       $   61,584     $ 2,662      $    93    $   64,153
   Investment in Separate Accounts (1)          112          13           --           125
                                         ----------     -------      -------    ----------
Total equity securities                  $   61,696     $ 2,675      $    93    $   64,278
                                         ==========     =======      =======    ==========

----------
(1)  The Company's investment in the Separate Accounts was sold during 2006.

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2006 were:

                                                                        2006
                                     --------------------------------------------------------------------------
                                       Less than 12 months      More than 12 Months              Total
                                     ----------------------   -----------------------   -----------------------
                                     Estimated                 Estimated                 Estimated
                                        Fair     Unrealized      Fair      Unrealized      Fair      Unrealized
                                       Value       Losses        Value       Losses        Value       Losses
                                     ---------   ----------   ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities          $116,759     $1,074     $  961,147      21,494    $1,077,906     $22,568
   Foreign governments                      62         --         17,844         648        17,906         648
   U.S. Government and agencies         15,057        143         21,862         276        36,919         419
   Mortgage-backed securities            5,555         15         14,886         361        20,441         376
   Municipals                            2,104         96             --          --         2,104          96
Equity securities:
   Non-redeemable preferred stocks      17,408        134            483          28        17,891         162
                                      --------     ------     ----------     -------    ----------     -------
Total temporarily impaired
   securities                         $156,945     $1,462     $1,016,222     $22,807    $1,173,167     $24,269
                                      ========     ======     ==========     =======    ==========     =======

                                                                        2005
                                     -------------------------------------------------------------------------
                                       Less than 12 months      More than 12 Months             Total
                                     ----------------------   ----------------------   -----------------------
                                     Estimated                Estimated                 Estimated
                                        Fair     Unrealized      Fair     Unrealized      Fair      Unrealized
                                       Value       Losses       Value       Losses        Value       Losses
                                     ---------   ----------   ---------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities          $852,876     $15,046     $467,689      15,313    $1,320,565     $30,359
   Foreign governments                   1,951          47       15,823         669        17,774         716
   U.S. Government and agencies          5,286           7       16,692         444        21,978         451
   Mortgage-backed securities            5,647          79        9,308         323        14,955         402
   Municipals                            2,651           4           --          --         2,651           4
Equity securities:
   Non-redeemable preferred stocks       5,292          67          490          26         5,782          93
                                      --------     -------     --------     -------    ----------     -------
   Total temporarily impaired
      securities                      $873,703     $15,250     $510,002     $16,775    $1,383,705     $32,025
                                      ========     =======     ========     =======    ==========     =======

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no recorded realized investment losses due to other-than-temporary declines in fair value of securities in 2006. The Company recorded realized investment losses due to other-than-temporary declines in fair value of $1,937 and $2,129 for the years ended December 31, 2005 and 2004, respectively.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                      2006
                                            -----------------------
                                                         Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  288,695   $  286,606
   Due after one year through five years       827,644      813,813
   Due after five years through ten years      284,352      283,360
   Due after ten years                          93,549       94,798
                                            ----------   ----------
                                             1,494,240    1,478,577
   Mortgage-backed securities                   91,956       91,806
                                            ----------   ----------
Total fixed maturity securities             $1,586,196   $1,570,383
                                            ==========   ==========

                                                      2005
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  224,814   $  223,708
   Due after one year through five years     1,219,632    1,200,236
   Due after five years through ten years      319,999      320,200
   Due after ten years                         113,406      117,148
                                            ----------   ----------
                                             1,877,851    1,861,292
   Mortgage-backed securities                   22,755       22,747
                                            ----------   ----------
Total fixed maturity securities             $1,900,606   $1,884,039
                                            ==========   ==========

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                      2006
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
AAA                                         $  260,478   $  258,082
AA                                             307,490      303,167
A                                              533,715      527,398
BBB                                            467,182      464,259
Below investment grade                          17,331       17,477
                                            ----------   ----------
Total fixed maturity securities             $1,586,196   $1,570,383
                                            ==========   ==========
Investment grade                                    99%          99%
Below investment grade                               1%           1%

                                                      2005
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
AAA                                         $  208,688   $  206,236
AA                                             305,894      300,621
A                                              716,440      710,750
BBB                                            641,376      639,643
Below investment grade                          28,208       26,789
                                            ----------   ----------
Total fixed maturity securities             $1,900,606   $1,884,039
                                            ==========   ==========
Investment grade                                    99%          99%
Below investment grade                               1%           1%

At December 31, 2006 and 2005, the carrying value of fixed maturity securities rated BBB- were $58,695 and $131,960, respectively, which is the lowest investment grade rating given by Standard and Poor's.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes, at December 31 were as follows:

                                             2006       2005
                                           --------   --------
Assets:
   Fixed maturity securities               $(15,813)  $(16,567)
   Equity securities                          2,707      2,582
                                           --------   --------
                                            (13,106)   (13,985)
                                           --------   --------
Liabilities:
   Policyholder account balances              2,636      4,013
   Federal income taxes -- deferred          (5,509)    (6,299)
                                           --------   --------
                                             (2,873)    (2,286)
                                           --------   --------
Stockholder equity:
   Accumulated other comprehensive loss,
      net of taxes                         $(10,233)  $(11,699)
                                           ========   ========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

                                     2006       2005       2004
                                   --------   --------   --------
Proceeds                           $390,637   $369,222   $212,732
Gross realized investment gains       4,533      7,026      7,927
Gross realized investment losses      4,009      4,175      5,365

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $156,475, $191,302 and $66,006 for the years ended December 31, 2006, 2005 and 2004, respectively.

During the 2006, 2005 and 2004 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.

The Company had investment securities with a carrying value of $22,355 and $22,756 that were deposited with insurance regulatory authorities at December 31, 2006 and 2005, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                        2006       2005       2004
                                      --------   --------   --------
Fixed maturity securities             $ 84,176   $ 91,754   $ 97,750
Policy loans on insurance contracts     50,755     51,346     55,243
Cash and cash equivalents                6,030      2,673      2,059
Equity securities                        4,739      4,313      5,199
Limited partnerships                        15        483         30
Other                                     (149)        38        374
                                      --------   --------   --------
Gross investment income                145,566    150,607    160,655
Less investment expenses                (2,949)    (2,877)    (3,575)
                                      --------   --------   --------
Net investment income                 $142,617   $147,730   $157,080
                                      ========   ========   ========

Net realized investment gains (losses), for the years ended December 31 were as follows:

                                 2006     2005     2004
                                ------   ------   -------
Trading account securities      $  712   $   82   $1,437
Fixed maturity securities          447    2,854    1,628
Equity securities                   77       (3)     934
Limited partnerships                --     (311)      --
                                ------   ------   ------
Net realized investment gains   $1,236   $2,622   $3,999
                                ======   ======   ======

The Company maintained a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings losses on trading account securities included in net realized investment gains were $1,012 and $359 at December 31, 2005 and 2004, respectively.

NOTE 4. DAC AND UPCR

The components of amortization of DAC for the years ended December 31 were as follows:

                                                             2006       2005       2004
                                                           --------   --------   --------
Normal amortization related to variable life
   and annuity insurance products                          $ 58,994   $ 44,415   $ 46,230
Unlocking related to variable life insurance products         1,055     55,492         --
Unlocking related to variable annuity insurance products    (17,712)    26,374    (41,326)
                                                           --------   --------   --------
Total amortization of DAC                                  $ 42,337   $126,281   $  4,904
                                                           ========   ========   ========

During 2006, the Company revised its reinsurance and mortality assumptions and historical claims relating to its variable universal life insurance product. In addition, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking. This is consistent with the application of the reversion to the mean approach, which is described in more detail below.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in UPCR accretion.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the variable annuity Separate Accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

The components of accretion of UPCR for the years ended December 31 were as follows:

                                                                 2006      2005      2004
                                                               -------   -------   -------
Normal accretion related to variable life insurance products   $ 8,825   $   400   $(1,921)
Unlocking related to variable life insurance products            1,532    67,909        --
                                                               -------   -------   -------
Total accretion of UPCR                                        $10,357   $68,309   $(1,921)
                                                               =======   =======   =======

During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product. The increase in normal UPCR accretion during 2006 is attributable to lower mortality as compared to 2005.

During 2005, the Company lowered its future gross profit assumptions on its variable life insurance product in connection to historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in DAC amortization.

NOTE 5. DEFERRED SALES INDUCEMENTS

During 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The components of deferred sales inducements for the years ended December 31 were as follows:

                      2006      2005
                    --------   ------
Beginning balance   $ 8,298    $   --
Capitalization       13,252     8,650
Amortization         (1,884)     (352)
Unlocking               940        --
                    -------    ------
Ending balance      $20,606    $8,298
                    =======    ======

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEED BENEFITS

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit ("GMIB") and a guaranteed minimum withdrawal benefit ("GMWB"). Information regarding the general characteristics of each guaranteed benefit type is provided below:

     - In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

     - In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

     - Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner's account value. In general, withdrawal percentages are based on the contract owner's age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in March 2006.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

                                                     2006                         2005
                                          --------------------------   --------------------------
                                            GMDB       GMIB     GMWB     GMDB       GMIB     GMWB
                                          --------   --------   ----   --------   --------   ----
Net amount at risk (1)                    $693,011   $  1,906   $ 91   $982,449   $  1,912   $n/a
Average attained age of contract owners         68         59     71         67         59    n/a
Weighted average period remaining
   until expected annuitization                n/a    7.6 yrs    n/a        n/a    8.3 yrs    n/a

----------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

                                 GMDB      GMIB
                               --------   ------
Balance at January 1, 2005     $106,222   $  587
Guaranteed benefits incurred     28,761    1,658
Guaranteed benefits paid        (24,466)      --
Unlocking                        (4,308)      --
                               --------   ------
Balance at December 31, 2005    106,209    2,245
Guaranteed benefits incurred     28,405    2,530
Guaranteed benefits paid        (22,622)      --
Unlocking                       (11,691)   1,007
                               --------   ------
Balance at December 31, 2006   $100,301   $5,782
                               ========   ======

The Company unlocked its GMDB liabilities during 2006 and 2005 and its GMIB liabilities during 2006 as a result of modeling refinements that were implemented.

The Company records liabilities for contracts containing GMWB provisions as a component of other policyholder funds in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The Company regularly evaluates the estimates used and adjusts the GMWB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised. Based on the Company's modeling assumptions, the variable annuity GMWB liability at December 31, 2006 was $0.

At December 31, contract owners' account balances by mutual fund class for contracts containing guaranteed benefit provisions were distributed as follows:

                                                       2005
                        -----------------------------------------------------------------
                                                  Money
                          Equity        Bond      Market   Balanced    Other      Total
                        ----------   ---------   -------   --------   ------   ----------
GMDB only               $4,179,526   1,299,032   652,257    244,804    4,304   $6,379,923
GMDB and GMIB            1,240,068     333,382   245,410     85,355   14,613    1,918,828
GMIB only                   31,763       6,613     1,216      8,547    2,193       50,332
No guaranteed benefit        5,911       1,565       111      2,306      446       10,339
                        ----------   ---------   -------    -------   ------   ----------
Total                   $5,457,268   1,640,592   898,994    341,012   21,556   $8,359,422
                        ==========   =========   =======    =======   ======   ==========

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2006 and 2005 was $2,286 and $2,132 respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                  2006         2005
               ----------   ----------
Balanced       $1,013,969   $  951,955
Equity            983,622      977,768
Bond              342,893      371,649
Money Market      251,172      245,084
Other                  --       11,356
               ----------   ----------
Total          $2,591,656   $2,557,812
               ==========   ==========

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                             2006      2005      2004
                                           -------   -------   -------
Provisions for income taxes computed at
   Federal statutory rate                  $48,658   $31,320   $46,660
Decrease in income taxes resulting from:
   Dividend received deduction              (3,657)   (8,615)   (6,635)
   Foreign tax credit                         (715)     (582)      594
                                           -------   -------   -------
Federal income tax provision               $44,286   $22,123   $40,619
                                           =======   =======   =======

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                             2006      2005       2004
                                           -------   --------   --------
Deferred sales inducements                 $ 4,308   $  2,904   $     --
Unearned revenue                             3,521     23,316     (1,561)
Reinsurance adjustments                      2,175         --         --
Investment adjustment                          557      5,645        476
Liability for guaranty fund assessments        275         93         29
DAC (1)                                       (288)   (29,060)    15,013
Other                                         (387)    (3,497)        60
Policyholder account balances (1)           (6,168)    (9,361)   (10,732)
                                           -------   --------   --------
Deferred Federal income tax provision
   (benefit)                               $ 3,993   $ (9,960)  $  3,285
                                           =======   ========   ========

----------
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

Deferred tax assets and liabilities at December 31 were as follows:

                                               2006      2005
                                             -------   -------
Deferred tax assets:
   Policyholder account balances             $64,914   $58,746
   Unearned revenue                           12,440    15,961
   Net unrealized investment loss on
      investment securities                    5,510     6,300
   Liability for guaranty fund assessments     2,102     2,377
                                             -------   -------
Total deferred tax assets                     84,966    83,384
                                             -------   -------
Deferred tax liabilities:
   DAC                                        77,469    77,757
   Deferred sales inducements                  7,212     2,904
   Reinsurance adjustments                     2,175        --
   Investment adjustments                        791       234
   Other                                         165       552
                                             -------   -------
Total deferred tax liabilities                87,812    81,447
                                             -------   -------
Net deferred tax asset (liability)           $(2,846)  $ 1,937
                                             =======   =======

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2006, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $600 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2006 the Company had the following life insurance inforce:

                                                                             Percentage
                                       Ceded to      Assumed                  of amount
                            Gross        other     from other       Net      assumed to
                           amount      companies    companies     amount         net
                         ----------   ----------   ----------   ----------   ----------
Life insurance inforce   $9,847,143   $2,655,819      $845      $7,192,169      0.01%

The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system from January 1, 1997 to June 30, 2001.

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2006, 69% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $29,692, $33,127 and $33,164 for 2006, 2005 and 2004, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $494, $332 and $260 for 2006, 2005 and 2004, respectively. Intercompany interest is included in net investment income.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $57,298, $54,058 and $56,506 for 2006, 2005 and 2004, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172. Charges for 2005 and 2004 were $1,681 and $1,821, respectively.

MLIG has entered into agreements with i) Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust") and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,492, $2,528 and $2,347 during 2006, 2005 and 2004, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006. Compensation from MLIM for 2005 and 2004 was $16,588 and $17,896, respectively.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2006, the Company paid cash dividends of $180,000 to MLIG, of which $39,845 were ordinary dividends. During 2005, the Company did not pay a dividend. During 2004, the Company paid a cash dividend of $97,500 to MLIG, of which $29,322 was an ordinary dividend.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

Statutory capital and surplus at December 31, 2006 and 2005 were $418,100 and $400,951, respectively. At December 31, 2006 and 2005, approximately $41,560 and $39,845, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the Arkansas Insurance Department.

The Company's statutory net income for 2006, 2005 and 2004 was $193,731, $117,262 and $79,115, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company's risk profile. As of December 31, 2006 and 2005, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2006 and 2005, the Company's estimated liability for future guaranty fund assessments was $6,005 and $6,791, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

During 2000, the Company committed to participate in a limited partnership. During the first quarter 2006, the Company committed the remaining $300 of a $10,000 obligation and has no further commitment obligation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Annuities and Life Insurance. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts for the years ended December 31.

                                                               ANNUITIES
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------
Policy charge revenue                            $  169,395   $  152,818   $  148,337
Net interest spread (1)                              16,208       18,542       16,764
Net realized in investment gains (losses)             1,065        3,371        2,515
                                                 ----------   ----------   ----------
Net revenues                                        186,668      174,731      167,616
                                                 ----------   ----------   ----------
Policy benefits                                      21,129       26,463       28,877
Reinsurance premium ceded                             5,988        5,680        4,699
Amortization of DAC                                  22,185       58,263       (5,591)
Insurance expenses and taxes                         49,710       50,669       48,834
                                                 ----------   ----------   ----------
Net benefits and expenses                            99,012      141,075       76,819
                                                 ----------   ----------   ----------
Earnings before federal income tax provision         87,656       33,656       90,797
                                                 ----------   ----------   ----------
Federal income tax provision                         27,639        5,363       29,582
                                                 ----------   ----------   ----------
Earnings before change in accounting principal       60,017       28,293       61,215
                                                 ----------   ----------   ----------
Change in accounting principal, net of tax               --           --      (26,215)
                                                 ----------   ----------   ----------
Net earnings                                     $   60,017   $   28,293   $   35,000
                                                 ==========   ==========   ==========
Select Balance Sheet information:
Total assets                                     $9,873,167   $9,598,360   $9,752,836
Total policyholder liabilities and accruals         810,770      868,962     981,237

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                            LIFE INSURANCE
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------
Policy charge revenue                            $   95,274   $  152,030   $   85,645
Net interest spread (1)                              14,759       15,025       11,630
Net realized in investment gains (losses)              (633)        (521)         (79)
                                                 ----------   ----------   ----------
Net revenues                                        109,400      166,534       97,196
                                                 ----------   ----------   ----------
Policy benefits                                      18,029       20,807       25,405
Reinsurance premium ceded                            20,931       20,642       20,498
Amortization of DAC                                  20,152       68,018       10,495
Insurance expenses and taxes                          9,538        8,727        8,726
                                                 ----------   ----------   ----------
Net benefits and expenses                            68,650      118,194       65,124
                                                 ----------   ----------   ----------
Earnings before federal income tax provision         40,750       48,340       32,072
                                                 ----------   ----------   ----------
Federal income tax provision                         12,931       14,138        7,381
                                                 ----------   ----------   ----------
Earnings before change in accounting principal       27,819       34,202       24,691
                                                 ----------   ----------   ----------
Change in accounting principal, net of tax               --           --       (1,185)
                                                 ----------   ----------   ----------
Net earnings                                     $   27,819   $   34,202   $   23,506
                                                 ==========   ==========   ==========
Select Balance Sheet information:
Total assets                                     $4,479,664   $4,487,349   $4,827,192
Total policyholder liabilities and accruals       1,688,310    1,746,565    1,829,825

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                            OTHER
                                               ------------------------------
                                                 2006       2005       2004
                                               --------   --------   --------
Policy charge revenue                          $     --   $     --   $     --
Net interest spread (1)                           9,813      7,719      8,882
Net realized in investment gains (losses)           804       (228)     1,563
                                               --------   --------   --------
Net revenues                                     10,617      7,491     10,445
                                               --------   --------   --------
Earnings before federal income tax provision     10,617      7,491     10,445
                                               --------   --------   --------
Federal income tax provision                      3,716      2,622      3,656
                                               --------   --------   --------
Net earnings                                   $  6,901   $  4,869   $  6,789
                                               ========   ========   ========
Select Balance Sheet information:
Total assets                                   $269,040   $275,167   $170,173

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's net revenues by contract type for the years ended December 31:

                                     2006       2005       2004
                                   --------   --------   --------
Annuities:
   Variable annuities              $176,988   $161,370   $159,528
   Interest-sensitive annuities       9,680     13,361      8,088
                                   --------   --------   --------
Total Annuities                     186,668    174,731    167,616
                                   --------   --------   --------
Life Insurance:
   Variable Life                    101,434    157,312     85,999
   Interest-sensitive whole life      7,966      9,222     11,197
                                   --------   --------   --------
Total Life Insurance                109,400    166,534     97,196
                                   --------   --------   --------
Other                                10,617      7,491     10,445
                                   --------   --------   --------
Net Revenues (1)                   $306,685   $348,756   $275,257
                                   ========   ========   ========

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.

                                     ******

                                     PART C
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements
       (1)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account A as of December 31, 2006 and for the two years ended December 31, 2006 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (2)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account B as of December 31, 2006 and for the two years ended December 31, 2006 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (3)          Financial Statements of Merrill Lynch Life Insurance Company
                     for the three years ended December 31, 2006 and the Notes relating thereto appear in the Statement of Additional
                     Information (Part B of the Registration Statement)
(b)    Exhibits
       (1)          Resolution of the Board of Directors of Merrill Lynch Life
                     Insurance Company establishing the Merrill Lynch Life
                     Variable Annuity Separate Account A and Merrill Lynch Life
                     Variable Annuity Separate Account B (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (2)          Not Applicable
       (3)          Underwriting Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (4)(a)       Individual Variable Annuity Contract issued by Merrill Lynch
                     Life Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (b)          Merrill Lynch Life Insurance Company Contingent Deferred
                     Sales Charge Waiver Endorsement (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (c)          Individual Retirement Annuity Endorsement (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (d)          Merrill Lynch Life Insurance Company Endorsement
                     (Incorporated by reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
       (e)          Individual Variable Annuity Contract (revised) issued by
                     Merrill Lynch Life Insurance Company (ML-VA-002)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-45379
                     Filed April 26, 1995).
       (f)          Merrill Lynch Life Insurance Company Endorsement (ML008)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-45379
                     Filed April 26, 1995).
       (g)          Merrill Lynch Life Insurance Company Individual Variable
                     Annuity Contract (ML-VA-001) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 7 to Form N-4,
                     Registration No. 33-45379 Filed April 26, 1995).
       (h)          Tax-Sheltered Annuity Endorsement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 15 to Form
                     N-4, Registration No. 33-43773 Filed April 13, 1999).

       (i)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML043)(Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (j)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML044) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (k)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML045) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (l)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML046) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (m)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML047) (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 18 to Form N-4, Registration
                     No. 33-43773 Filed March 2, 2001).
       (n)          Merrill Lynch Life Insurance Company Death Benefit
                     Enhancement Riders (ML048 and ML049) (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (o)          Form of Contract Schedules to Merrill Lynch Life Insurance
                     Company Individual Variable Annuity Contracts ML-VA-001 and
                     ML-VA-002 (Incorporated by Reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 18 to Form N-4, Registration No. 33-43773
                     Filed March 2, 2001).
       (p)          Guaranteed Minimum Income Benefit Endorsement. (Incorporated
                     by Reference to Merrill Lynch Life Variable Annuity
                     Separate Account A's Post-Effective Amendment No. 23 to
                     Form N-4, Registration No. 33-43773 Filed October 8, 2002).
       (5)          Application for the Flexible Premium Individual Deferred
                     Variable Annuity. (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 22 to Form N-4, Registration
                     No. 33-43773 Filed August 8, 2002).
       (6)(a)       Articles of Amendment, Restatement and Redomestication of
                     the Articles of Incorporation of Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (b)          Amended and Restated By-laws of Merrill Lynch Life Insurance
                     Company (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (7)          Not Applicable
       (8)(a)       Amended General Agency Agreement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-45379 Filed April 28, 1994).
       (b)          Indemnity Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form
                     N-4, Registration No. 33-43773 Filed December 10, 1996).
       (c)          Management Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).

           (d)         Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series
                        Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund
                        (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No.
                        33-43773 Filed December 10, 1996).
           (e)         Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series
                        Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market
                        Fund (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration
                        No. 33-43773 Filed December 10, 1996).
           (f)         Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series
                        Funds, Inc. Relating to Valuation and Purchase Procedures (Incorporated by Reference to
                        Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                        1996).
           (g)         Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                        Insurance Group, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                        5 to Form N-4, Registration No. 33-45379 Filed April 28, 1994).
           (h)         Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life
                        Agency, Inc. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                        Registration No. 33-43773 Filed December 10, 1996).
           (i)         Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and
                        Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Merrill Lynch Life Variable
                        Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243
                        Filed November 3, 1999).
           (j)         Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill
                        Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life
                        Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5
                        to Form N-4, Registration No. 33-45379 Filed April 28, 1994).
           (k)         Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill
                        Lynch Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 10
                        to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
           (l)         Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and
                        Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                        Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No.
                        333-90243 Filed November 3, 1999).
           (m)         Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc.
                        and Merrill Lynch Life Insurance Company (Incorporated by Reference to Post-Effective
                        Amendment No. 12 to Form N-4, Registration No. 33-43773 Filed May 1, 1998).
           (n)         Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and
                        Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                        Variable Annuity Separate Account C's Post-Effective Amendment No. 6 to the Registration
                        Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed
                        April 17, 2007.)
           (9)         Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                        to Form N-4, Registration No. 33-45379 Filed December 10, 1996).

       (10)(a)      Written Consent of Sutherland Asbill & Brennan LLP.
       (b)          Written Consent of Deloitte & Touche LLP, independent
                     registered public accounting firm.
       (c)          Written Consent of Barry G. Skolnick, Esq.
       (11)         Not Applicable
       (12)         Not Applicable
       (13)(a)      Powers of Attorney (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate A's Post-Effective
                     Amendment No. 4 to Form N-4, Registration No. 333-118362
                     Filed April 21, 2006).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Deborah J. Adler............  1700 Merrill Lynch Drive, 3rd Floor  Director, Chairman of the Board,
                                                                   President,
                              Pennington, New Jersey 08534         Chief Executive Officer and Chief
                                                                   Actuary.
John C. Carroll.............  1700 Merrill Lynch Drive, 3rd Floor  Director and Senior Vice President.
                              Pennington, New Jersey 08534
Joseph E. Justice...........  1700 Merrill Lynch Drive, 3rd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and Treasurer.
Paul Michalowski............  1700 Merrill Lynch Drive, 3rd Floor  Director and Vice President.
                              Pennington, New Jersey 08534
Barry G. Skolnick...........  1700 Merrill Lynch Drive, 3rd Floor  Director, Senior Vice President and
                              Pennington, New Jersey 08534         General Counsel.
Joseph Benesch..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Mark Buchinsky..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Scott Edblom................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Product Actuary.
                              Pennington, New Jersey 08534
Elizabeth Garrison..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534
Frances C. Grabish..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Richard Gracey..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Actuary.
                              Pennington, New Jersey 08534
Roger Helms.................  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Sharon Hockersmith..........  4802 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246
Hsiang Kau..................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Pricing Actuary.
                              Pennington, New Jersey 08534
Radha Lakshminarayanan......  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Corporate
                              Pennington, New Jersey 08534         Actuary.
Kirsty Lieberman............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Patrick Lusk................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Financial Actuary.
                              Pennington, New Jersey 08534
Denise Marshall.............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Senior Paralegal and
                              Pennington, New Jersey 08534         Assistant Secretary.
Robin A. Maston.............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.

            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Jane R. Michael.............  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Heather Reilly..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and
                              Pennington, New Jersey 08534         Compliance Officer.
Concetta M. Ruggiero........  1700 Merrill Lynch Drive, 3rd Floor  Senior Vice President.
                              Pennington, New Jersey 08534
Lori M. Salvo...............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Chief Compliance
                                                                   Officer,
                              Pennington, New Jersey 08534         Deputy General Counsel, and Secretary.
Sarah Scanga................  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Cheryl Y. Sullivan..........  1700 Merrill Lynch Drive, 3rd        Vice President and Counsel.
                              Floor..............................
                              Pennington, New Jersey 08534
Greta Rein Ulmer............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Compliance
                              Pennington, New Jersey 08534         Officer.
Kelley Woods................  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.


                         SUBSIDIARIES OF THE REGISTRANT



     The following are subsidiaries of ML & Co. as of December 29, 2006 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
    Merrill Lynch, Pierce, Fenner & Smith
      Incorporated(1)...................................        Delaware
        Merrill Lynch Life Agency Inc.(2)...............        Washington
        Merrill Lynch Professional Clearing Corp.(3)....        Delaware
        Merrill Lynch Singapore Commodities Pte.
           Ltd. ........................................        Singapore
        ML Petrie Parkman Co., Inc. ....................        Delaware
    Merrill Lynch Capital Services, Inc. ...............        Delaware
        Merrill Lynch Commodities, Inc. ................        Delaware
    Merrill Lynch Government Securities Inc. ...........        Delaware
        Merrill Lynch Money Markets Inc. ...............        Delaware
    Merrill Lynch Group, Inc. ..........................        Delaware
        Investor Protection Insurance Company...........        Vermont

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
        Merrill Lynch Credit Reinsurance Limited........        Bermuda
        FAM Distributors, Inc. .........................        Delaware
        Merrill Lynch Investment Holdings (Mauritius)
           Limited(4)...................................        Mauritius
            Merrill Lynch (Mauritius) Investments
               Limited..................................        Mauritius
                DSP Merrill Lynch Limited(5)............        Mumbai, India
                     DSP Merrill Lynch Capital
                       Limited..........................        Mumbai, India
                     DSP Merrill Lynch Securities
                       Trading Limited..................        Mumbai, India
                     DSP Merrill Lynch Trust Services
                       Limited..........................        Mumbai, India
        ML Invest, Inc. ................................        Delaware
            Merrill Lynch Investment Managers Group
               Services Limited.........................        England
                Merrill Lynch Investment Managers
                   (Finance) Limited....................        England
                     Merrill Lynch Investment Managers
                       Holdings B.V.....................        Netherlands
            Merrill Lynch Portfolio Managers Limited....        England
        Merrill Lynch Bank & Trust Co., FSB.............        Federal
            Merrill Lynch Mortgage and Investment
               Corporation(6)...........................        Delaware
                Merrill Lynch Community Development
                   Company, LLC.........................        New Jersey
                Merrill Lynch Credit Corporation........        Delaware
                ML Mortgage Holdings Inc. ..............        Delaware
        Merrill Lynch Bank USA..........................        Utah
            Financial Data Services, Inc. ..............        Florida
            Merrill Lynch Business Financial Services
               Inc.(7)..................................        Delaware
            Merrill Lynch Commercial Finance Corp. .....        Delaware
            Merrill Lynch Utah Investment Corporation...        Utah
            ML Private Finance LLC......................        Delaware
            MLBUSA Community Development Corp. .........        Delaware
            MLBUSA Funding Corporation..................        Delaware
                Merrill Lynch NJ Investment
                   Corporation..........................        New Jersey
        Merrill Lynch Insurance Group, Inc. ............        Delaware
            Merrill Lynch Insurance Group Services,
               Inc. ....................................        Delaware
            Merrill Lynch Life Insurance Company........        Arkansas
            ML Life Insurance Company of New York.......        New York
            Roszel Advisors, LLC........................        Delaware
        Merrill Lynch European Asset Holdings Inc. .....        Delaware
            Merrill Lynch Group Holdings Limited........        Ireland

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
                Merrill Lynch International Bank
                   Limited(8)...........................        Ireland
                     Majestic Acquisitions Limited......        England
                         Mortgage Holdings Limited......        England
                           Mortgages plc................        England
                           Mortgages 1 Limited..........        England
                     Merrill Lynch Bank (Suisse)
                       S.A. ............................        Switzerland
        Merrill Lynch Diversified Investments, LLC......        Delaware
            Merrill Lynch Credit Products, LLC..........        Delaware
                Merrill Lynch Mortgage Capital Inc.             Delaware
                     Merrill Lynch Mortgage Lending,
                       Inc.                                     Delaware
                     Wilshire Credit Corporation                Delaware
        MLDP Holdings, Inc.                                     Delaware
            Merrill Lynch Derivative Products AG                Switzerland
        ML IBK Positions, Inc.                                  Delaware
            Merrill Lynch PCG, Inc.                             Delaware
            Merrill Lynch Capital Corporation                   Delaware
        ML Leasing Equipment Corp.(9)                           Delaware
        Merrill Lynch Canada Holdings Company                   Nova Scotia, Canada
            Merrill Lynch Canada Finance Company(10)            Nova Scotia, Canada
            Merrill Lynch & Co., Canada Ltd.                    Ontario, Canada
                Merrill Lynch Financial Assets Inc.             Canada
                Merrill Lynch Canada Inc.(11)                   Canada
    Merrill Lynch International Incorporated                    Delaware
        Merrill Lynch Futures Asia Limited                      Taiwan
        Merrill Lynch Futures (Hong Kong) Limited               Hong Kong
        Merrill Lynch Reinsurance Solutions LTD                 Bermuda
        Merrill Lynch (Australasia) Pty. Ltd.                   New South Wales, Australia
            Merrill Lynch Finance (Australia) Pty
               Limited                                          Victoria, Australia
            Merrill Lynch Markets (Australia) Pty
               Limited                                          New South Wales, Australia
                Equity Margins Ltd.                             Victoria, Australia
                Merrill Lynch (Australia) Pty Ltd               New South Wales, Australia
                Merrill Lynch Equities (Australia)
                   Limited                                      Victoria, Australia
                Merrill Lynch Private (Australia)
                   Limited                                      New South Wales, Australia
                Berndale Securities Limited                     Victoria, Australia
                     Merrill Lynch (Australia) Nominees
                       Pty. Limited                             New South Wales, Australia
                Merrill Lynch International (Australia)
                   Limited                                      New South Wales, Australia
                     Merrill Lynch (Australia) Futures
                       Limited                                  New South Wales, Australia
        Merrill Lynch Japan Securities Co., Ltd.                Japan
            Merrill Lynch Japan Finance Co., Ltd.               Japan
        Merrill Lynch International Holdings Inc.               Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch France SAS                            France
                Merrill Lynch Capital Markets (France)
                   SAS                                          France
                Merrill Lynch, Pierce, Fenner & Smith
                   SAS                                          France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa                                            Mexico
            PT Merrill Lynch Indonesia(12)                      Indonesia
            Merrill Lynch (Asia Pacific) Limited                Hong Kong
                Merrill Lynch Far East Limited                  Hong Kong
            ML Cayman Holdings Inc. ....................        Cayman Islands, British West
                                                                  Indies
                Merrill Lynch Bank and Trust Company
                   (Cayman) Limited.....................        Cayman Islands, British West
                                                                  Indies
                     Institucion Financiera Externa
                       Merrill Lynch Bank Uruguay
                       S.A..............................        Uruguay
                     Merrill Lynch Espanola Agencia de
                       Valores S.A. ....................        Spain
            Merrill Lynch Capital Markets AG(13)........        Switzerland
            Merrill Lynch Europe PLC....................        England
                Merrill Lynch, Pierce, Fenner & Smith
                   Limited..............................        England
                     Merrill Lynch Global Asset
                       Management Limited...............        England
                ML UK Capital Holdings(14)..............        England
                     Merrill Lynch International(15)....        England
                Merrill Lynch Europe Intermediate
                   Holdings.............................        England
                     Merrill Lynch Capital Markets
                       Espana S.A., S.V.................        Spain
                Merrill Lynch Holdings Limited..........        England
                  Merrill Lynch Commodities (Europe)
                     Holdings Limited...................        England
                     Merrill Lynch Commodities (Europe)
                       Limited..........................        England
                         Merrill Lynch Commodities
                           (Europe) Trading Limited.....        England
                         Merrill Lynch Commodities
                           GmbH.........................        England
                Merrill Lynch (Singapore) Pte.
                   Ltd.(16).............................        Singapore
                Merrill Lynch South Africa (Proprietary)
                   Limited(17)..........................        South Africa
            Merrill Lynch Argentina S.A.(18)............        Argentina
            Merrill Lynch, Pierce, Fenner & Smith de
               Argentina................................        Argentina
            Sociedad Anonima, Financiera, Mobiliaria y
               de Mandatos(19)

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Banco Merrill Lynch de Investimentos
               S.A.(20).................................        Brazil
                Merrill Lynch S.A. Corretora de Titulos
                   e Valores Mobiliarios................        Brazil
            Merrill Lynch S.A. .........................        Luxembourg
            Merrill Lynch Europe Ltd. ..................        Cayman Islands, British West
                                                                  Indies
    Herzog, Heine, Geduld, LLC..........................        Delaware
    Merrill Lynch Financial Markets, Inc. ..............        Delaware
    The Princeton Retirement Group, Inc. ...............        Delaware


---------------
 (1) Also conducts business under the name "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.


 (4) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (5) Partially held by another indirect subsidiary of ML & Co.



 (6) 13.2% of this entity is held by Merrill Lynch Bank USA.



 (7) Also conducts business under the name "Merrill Lynch Capital."



 (8) Held through several intermediate holding companies.



 (9) This corporation has 20 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(13) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(14) Held through several intermediate holding companies.



(15) Partially owned by another indirect subsidiary of ML & Co.



(16) Held through intermediate subsidiaries.



(17) Held through intermediate subsidiaries.



(18) Partially owned by another direct subsidiary of ML & Co.



(19) Partially owned by another direct subsidiary of ML & Co.



(20) Partially owned by another direct subsidiary of ML & Co.


ITEM 27.  NUMBER OF CONTRACTS


     The number of Contracts in force as of March 23, 2007 was 55,952.


ITEM 28.  INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

          Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section
     3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; and ML of New York Variable Annuity Separate Account D.

     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

------------------------------
Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

(c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1700 Merrill Lynch Drive, 3rd Floor, Pennington, New Jersey 08534 and the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.


ITEM 31.  NOT APPLICABLE

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 17th day of April, 2007.


                                          Merrill Lynch Life Variable Annuity
                                          Separate Account B
                                                         (Registrant)

                                                       By: /s/ BARRY G. SKOLNICK
                                                          ------------------------------------------------
                                                          Barry G. Skolnick
                                                          Senior Vice President and General Counsel

                                                       Merrill Lynch Life Insurance Company
                                                               (Depositor)

                                                       By: /s/ BARRY G. SKOLNICK
                                                          ------------------------------------------------
                                                          Barry G. Skolnick
                                                          Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 17, 2007.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Chairman of the Board, President,
---------------------------------------------    Chief Executive Officer and Chief Actuary
              Deborah J. Adler

                      *                        Director and Senior Vice President
---------------------------------------------
               John C. Carroll

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director and Vice President
---------------------------------------------
              Paul Michalowski

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT                          DESCRIPTION
-------                          -----------
 10 (a)  Written Consent of Sutherland Asbill & Brennan LLP.
 10 (b)  Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
 10 (c)  Written Consent of Barry G. Skolnick, Esq.